Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

December 31, 2023 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 80.6%
COMMON STOCK — 18.7%
Africa — 0.0%
Materials — 0.0%
IAMGOLD Corp. (a)	74,300	$187,979
Sasol Ltd., ADR	300	2,982
Sibanye Stillwater Ltd., ADR	3,500	19,005

		209,966

Total Africa		209,966

Asia — 0.2%
Automobiles & Components — 0.1%
Kandi Technologies Group, Inc. (a)	200	560
Li Auto, Inc., ADR (a)	108,000	4,042,440

		4,043,000

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a)	112	185
China Yuchai International Ltd.	245	2,053
Euro Tech Holdings Co. Ltd. (a)	150	246
Textainer Group Holdings Ltd.	1,700	83,640

		86,124

Commercial & Professional Services — 0.0%
TaskUS, Inc., Class A (a)	3,300	43,131
TDCX, Inc., ADR (a)	2,300	11,155
TELUS International CDA, Inc. (a)	400	3,432
WNS Holdings Ltd., ADR (a)	700	44,240

		101,958

Consumer Discretionary Distribution & Retail — 0.1%
Baozun, Inc., ADR (a)	10,600	29,044
JD.com, Inc., ADR	74,100	2,140,749

		2,169,793

Consumer Services — 0.0%
Melco Resorts & Entertainment Ltd., ADR (a)	7,000	62,090
New Oriental Education & Technology Group, Inc., ADR (a)	8,810	645,597
TAL Education Group, ADR (a)	4,000	50,520
Yum China Holdings, Inc.	200	8,486

		766,693

Financial Services — 0.0%
FinVolution Group, ADR	7,500	36,750
LexinFintech Holdings Ltd., ADR	10,800	19,872
Lufax Holding Ltd., ADR	6,900	21,183
Noah Holdings Ltd., ADR	1,100	15,191

		92,996

Materials — 0.0%
Tantech Holdings Ltd., (a)	38	45

Media & Entertainment — 0.0%
Autohome, Inc., ADR	1,700	47,702
DouYu International Holdings Ltd., ADR (a)	400	380
GigaMedia Ltd. (a)	100	139

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hello Group, Inc., ADR (a)	19,800	$137,610
Weibo Corp., ADR (a)	7,000	76,650

		262,481

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Gracell Biotechnologies, Inc., ADR (a)	300	3,012
I-Mab, ADR (a)	8,900	16,910
Sinovac Biotech Ltd. (a),(b)	200	1,294

		21,216

Semiconductors & Semiconductor Equipment — 0.0%
Allegro MicroSystems, Inc. (a)	2,400	72,648
ChipMOS Technologies, Inc., ADR	200	5,442
Himax Technologies, Inc., ADR	9,900	60,093
Kulicke & Soffa Industries, Inc.	100	5,472
Magnachip Semiconductor Corp. (a)	6,900	51,750
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (c)	12,226	1,271,504

		1,466,909

Software & Services — 0.0%
Agora, Inc., ADR (a)	6,100	16,043
Cellebrite DI Ltd. (a)	14,700	127,302
Taoping, Inc. (a)	100	145

		143,490

Technology Hardware & Equipment — 0.0%
Zepp Health Corp., ADR (a)	100	142

Transportation — 0.0%
MingZhu Logistics Holdings Ltd. (a)	21	10
ZTO Express Cayman, Inc., ADR (a)	1,100	23,408

		23,418

Total Asia		9,178,265

Europe — 0.2%
Capital Goods — 0.1%
Airbus SE (c)	11,613	1,792,004
CNH Industrial NV	11,100	135,198
FREYR Battery SA (a)	5,900	11,033
Luxfer Holdings PLC, ADR	2,700	24,138

		1,962,373

Consumer Durables & Apparel — 0.0%
Birkenstock Holding PLC (a)	30,015	1,462,631
Ermenegildo Zegna NV	2,900	33,553

		1,496,184

Energy — 0.1%
Ardmore Shipping Corp.	4,700	66,223
BP PLC (c)	8,665	51,486
Eni SpA (c)	13,488	228,533
Frontline PLC	45,100	904,255
KNOT Offshore Partners LP	900	5,184
Seadrill Ltd. (a)	4,600	217,488
Shell PLC (c)	45,721	1,504,116
StealthGas, Inc. (a)	1,300	8,398

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
TORM PLC, Class A	7,200	$218,952
TotalEnergies SE (c)	9,434	641,543
Tsakos Energy Navigation Ltd.	5,400	119,988

		3,966,166

Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd., (a)	5,900	100,005

Materials — 0.0%
ArcelorMittal SA	34,400	976,616
Orion SA	2,900	80,417

		1,057,033

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	4,400	111,408
Gambling.com Group Ltd. (a)	2,300	22,425
Trivago NV, ADR (a)	1,200	2,928

		136,761

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Affimed NV (a)	13,400	8,375
Amarin Corp. PLC, ADR (a)	43,600	37,932
ATAI Life Sciences NV (a)	3,500	4,935
Bicycle Therapeutics PLC, ADR (a)	2,600	47,008
Immatics NV (a)	900	9,477
Immunocore Holdings PLC, ADR (a)	600	40,992
InflaRx NV (a)	200	326
Merus NV (a)	6,600	181,500
ProQR Therapeutics NV (a)	4,200	8,316
Prothena Corp. PLC (a)	5,000	181,700
Verona Pharma PLC, ADR (a)	1,800	35,784

		556,345

Software & Services — 0.0%
Materialise NV, ADR (a)	500	3,282
Opera Ltd., ADR	2,000	26,460

		29,742

Transportation — 0.0%
Aduro Biotech, Inc. (a),(b)	1,040	—
Diana Shipping, Inc.	400	1,188
Global Ship Lease, Inc., Class A	300	5,946
Golden Ocean Group Ltd.	2,700	26,352

		33,486

Total Europe		9,338,095

Middle East — 0.1%
Capital Goods — 0.0%
Kornit Digital Ltd., (a)	3,200	61,312

Consumer Discretionary Distribution & Retail — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	900	1,620

Materials — 0.0%
Eldorado Gold Corp., (a)	17,500	226,975

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Chemomab Therapeutics Ltd., ADR (a)	100	51

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Compugen Ltd. (a)	4,800	$9,504
Galmed Pharmaceuticals Ltd (a)	500	227
Oramed Pharmaceuticals, Inc. (a)	4,800	11,088

		20,870

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd. (a)	1,300	90,194
Valens Semiconductor Ltd. (a)	600	1,470

		91,664

Software & Services — 0.1%
JFrog Ltd. (a)	10,400	359,944
Radware Ltd. (a)	1,400	23,352
Sapiens International Corp. NV	1,000	28,940
Wix.com Ltd. (a)	5,500	676,610

		1,088,846

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,100	13,277
Ceragon Networks Ltd. (a)	400	864
Ituran Location & Control Ltd.	500	13,620
Silicom Ltd. (a)	100	1,810

		29,571

Total Middle East		1,520,858

North America — 18.1%
Automobiles & Components — 0.2%
Adient PLC (a)	4,400	159,984
Atmus Filtration Technologies, Inc. (a)	2,700	63,423
Cooper-Standard Holdings, Inc. (a)	2,600	50,804
Ford Motor Co.	235,700	2,873,183
General Motors Co.	63,800	2,291,696
Gentex Corp.	9,200	300,472
Gentherm, Inc. (a)	1,700	89,012
Holley, Inc. (a)	700	3,409
Motorcar Parts of America, Inc. (a)	500	4,670
Mullen Automotive, Inc. (a)	1	14
QuantumScape Corp. (a)	300	2,085
Rivian Automotive, Inc., Class A (a)	143,100	3,357,126
Standard Motor Products, Inc.	1,200	47,772
Stoneridge, Inc. (a)	1,200	23,484
Superior Industries International, Inc. (a)	1,100	3,520

		9,270,654

Banks — 2.6%
1st Source Corp.	300	16,485
Ameris Bancorp	170,341	9,036,590
Ames National Corp.	300	6,402
Arrow Financial Corp.	722	20,173
Bank of Hawaii Corp.	24,060	1,743,388
Bank of Marin Bancorp	9,711	213,836
BankFinancial Corp.	155	1,590
Banner Corp.	800	42,848
Bar Harbor Bankshares	200	5,872

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
BayCom Corp.	200	$4,718
Blue Ridge Bankshares, Inc.	100	303
Bridgewater Bancshares, Inc. (a)	500	6,760
Brookline Bancorp, Inc.	297	3,240
Business First Bancshares, Inc.	700	17,255
Byline Bancorp, Inc.	1,000	23,560
Camden National Corp.	400	15,052
Capital Bancorp, Inc.	100	2,420
Capital City Bank Group, Inc.	200	5,886
Capstar Financial Holdings, Inc.	200	3,748
Carter Bankshares, Inc. (a)	700	10,479
Central Pacific Financial Corp.	5,920	116,506
Central Valley Community Bancorp	100	2,235
Citigroup, Inc.	35,903	1,846,850
Civista Bancshares, Inc.	200	3,688
CNB Financial Corp.	2,893	65,353
Coastal Financial Corp. (a)	400	17,764
Codorus Valley Bancorp, Inc.	100	2,570
Colony Bankcorp, Inc.	500	6,650
Comerica, Inc.	106,501	5,943,821
Commerce Bancshares, Inc.	19,946	1,065,316
Community Trust Bancorp, Inc.	400	17,544
ConnectOne Bancorp, Inc.	1,400	32,074
CrossFirst Bankshares, Inc. (a)	1,000	13,580
Eagle Bancorp, Inc.	2,700	81,378
ECB Bancorp, Inc. (a)	100	1,252
Equity Bancshares, Inc., Class A	200	6,780
Esquire Financial Holdings, Inc.	200	9,992
Farmers National Banc Corp.	800	11,560
Financial Institutions, Inc.	500	10,650
First Bancorp	800	29,608
First Bancshares, Inc. (The)	94,806	2,780,660
First Busey Corp.	1,100	27,302
First Citizens BancShares, Inc., Class A (c)	188	266,766
First Community Bankshares, Inc.	200	7,420
First Community Corp.	100	2,153
First Financial Bankshares, Inc.	6,400	193,920
First Financial Corp.	300	12,909
First Foundation, Inc.	5,100	49,368
First Horizon Corp.	775,161	10,976,280
First Internet Bancorp	200	4,838
First of Long Island Corp. (The)	500	6,620
First Western Financial, Inc. (a)	33,928	672,792
Five Star Bancorp	100	2,618
FS Bancorp, Inc.	100	3,696
FVCBankcorp, Inc. (a)	275	3,905
German American Bancorp, Inc.	700	22,687
Great Southern Bancorp, Inc.	100	5,935
Guaranty Bancshares, Inc.	100	3,362
Hanmi Financial Corp.	1,600	31,040
Heartland Financial USA, Inc.	1,500	56,415
Heritage Commerce Corp.	3,200	31,744

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Heritage Financial Corp.	2,000	$42,780
Hilltop Holdings, Inc.	134,056	4,720,112
Hingham Institution For Savings The	18,752	3,645,389
HomeStreet, Inc.	400	4,120
HomeTrust Bancshares, Inc.	300	8,076
Hope Bancorp, Inc.	2,400	28,992
Horizon Bancorp, Inc.	1,600	22,896
Independent Bank Corp.	500	13,010
Independent Bank Group, Inc.	900	45,792
International Bancshares Corp.	90,102	4,894,341
Investar Holding Corp.	100	1,491
Kearny Financial Corp.	700	6,279
Lakeland Bancorp, Inc.	2,035	30,098
Lakeland Financial Corp.	300	19,548
LCNB Corp.	200	3,154
Live Oak Bancshares, Inc.	2,200	100,100
Luther Burbank Corp. (a)	200	2,142
Macatawa Bank Corp.	600	6,768
Mercantile Bank Corp.	300	12,114
Meridian Corp.	100	1,390
Metrocity Bankshares, Inc.	200	4,804
Metropolitan Bank Holding Corp. (a)	1,000	55,380
Mid Penn Bancorp, Inc.	200	4,856
Midland States Bancorp, Inc.	600	16,536
MidWestOne Financial Group, Inc.	200	5,382
New York Community Bancorp, Inc. (c)	4,168	42,639
Northeast Bank	100	5,519
Northfield Bancorp, Inc.	300	3,774
Northrim BanCorp, Inc.	100	5,721
OceanFirst Financial Corp.	2,600	45,136
OFG Bancorp	2,100	78,708
Old Second Bancorp, Inc.	1,800	27,792
OP Bancorp	200	2,190
Pacific Premier Bancorp, Inc.	300	8,733
PCB Bancorp	300	5,529
Peapack-Gladstone Financial Corp.	29,731	886,578
Penns Woods Bancorp, Inc.	300	6,753
Peoples Bancorp, Inc.	900	30,384
Pinnacle Financial Partners, Inc.	125,094	10,910,699
Preferred Bank	400	29,220
Premier Financial Corp.	100	2,410
Primis Financial Corp.	600	7,596
Provident Bancorp, Inc. (a)	500	5,035
QCR Holdings, Inc.	200	11,678
RBB Bancorp	400	7,616
Renasant Corp.	600	20,208
Riverview Bancorp, Inc.	200	1,280
S&T Bancorp, Inc.	500	16,710
Sandy Spring Bancorp, Inc.	43,548	1,186,247
Seacoast Banking Corp. of Florida	315,022	8,965,526
Shore Bancshares, Inc.	600	8,550
Sierra Bancorp	200	4,510

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
SmartFinancial, Inc.	200	$4,898
South Plains Financial, Inc.	300	8,688
Southern First Bancshares, Inc. (a)	100	3,710
Southern Missouri Bancorp, Inc.	100	5,339
Southside Bancshares, Inc.	700	21,924
Stock Yards Bancorp, Inc.	400	20,596
Synovus Financial Corp.	260,103	9,792,878
Territorial Bancorp, Inc.	100	1,115
Texas Capital Bancshares, Inc. (a)	141,779	9,163,177
Third Coast Bancshares, Inc. (a)	100	1,987
Tompkins Financial Corp.	100	6,023
Towne Bank	200	5,952
TriCo Bancshares	700	30,079
Truist Financial Corp.	152,157	5,617,636
TrustCo Bank Corp.	520	16,146
Trustmark Corp.	1,100	30,668
Univest Financial Corp.	1,000	22,030
US Bancorp	26,747	1,157,610
USCB Financial Holdings, Inc. (a)	100	1,225
Washington Trust Bancorp, Inc.	500	16,190
Wells Fargo & Co.	100,424	4,942,869
WesBanco, Inc.	100	3,137
West BanCorp, Inc.	200	4,240
Westamerica BanCorp	800	45,128
Western New England Bancorp, Inc.	400	3,600
Wintrust Financial Corp.	5,326	493,986
Zions Bancorp NA	19,900	873,013

		103,944,341

Capital Goods — 2.1%
A O Smith Corp.	4,300	354,492
AECOM	1,900	175,617
Air Lease Corp.	1,000	41,940
Albany International Corp., Class A	600	58,932
Allient, Inc.	500	15,105
Alta Equipment Group, Inc.	1,200	14,844
AMETEK, Inc.	74,300	12,251,327
Apogee Enterprises, Inc.	1,500	80,115
Archer Aviation, Inc., Class A (a)	5,200	31,928
Argan, Inc.	600	28,074
Art’s-Way Manufacturing Co., Inc. (a)	100	210
Astronics Corp. (a)	1,200	20,904
AZEK Co., Inc. (The) (a)	100	3,825
Babcock & Wilcox Enterprises, Inc. (a)	500	730
Barnes Group, Inc.	200	6,526
Beacon Roofing Supply, Inc. (a)	27,293	2,375,037
Bloom Energy Corp., Class A (a)	31,938	472,682
Blue Bird Corp. (a)	4,000	107,840
BlueLinx Holdings, Inc. (a)	1,000	113,310
Broadwind, Inc. (a)	700	1,939
Caesarstone Ltd. (a)	900	3,366
ChargePoint Holdings, Inc. (a)	4,100	9,594

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Columbus McKinnon Corp.	900	$35,118
Commercial Vehicle Group, Inc. (a)	2,900	20,329
Concrete Pumping Holdings, Inc. (a)	1,100	9,020
Construction Partners, Inc., Class A (a)	100	4,352
Core & Main, Inc., Class A (a)	76,264	3,081,828
CSW Industrials, Inc.	100	20,741
Cummins, Inc.	200	47,914
Custom Truck One Source, Inc. (a)	2,600	16,068
Donaldson Co., Inc.	3,300	215,655
Douglas Dynamics, Inc.	1,100	32,648
Ducommun, Inc. (a)	200	10,412
DXP Enterprises, Inc. (a)	600	20,220
Emerson Electric Co.	26,400	2,569,512
Energy Recovery, Inc. (a)	3,000	56,520
Enovix Corp. (a)	36,900	461,988
Enpro, Inc.	400	62,696
Esab Corp.	1,000	86,620
EVI Industries, Inc. (a)	100	2,373
Federal Signal Corp.	2,700	207,198
Fluence Energy, Inc. (a)	42,159	1,005,492
Fluor Corp. (a)	8,100	317,277
FTAI Aviation Ltd.	8,500	394,400
Gates Industrial Corp. PLC (a)	31,800	426,756
GATX Corp.	1,000	120,220
Gibraltar Industries, Inc. (a)	900	71,082
Global Industrial Co.	500	19,420
GMS, Inc. (a)	500	41,215
Gorman-Rupp Co. (The)	400	14,212
Graco, Inc.	70,300	6,099,228
Great Lakes Dredge & Dock Corp. (a)	4,300	33,024
Griffon Corp.	5,300	323,035
H&E Equipment Services, Inc.	2,600	136,032
Hayward Holdings, Inc. (a)	2,900	39,440
HEICO Corp.	1,800	321,966
HEICO Corp., Class A	48,000	6,837,120
Helios Technologies, Inc.	100	4,535
Hexcel Corp.	100	7,375
Hudson Technologies, Inc. (a)	2,200	29,678
Hurco Cos., Inc.	100	2,153
Hydrofarm Holdings Group, Inc. (a)	4,000	3,670
IDEX Corp.	41,800	9,075,198
Ingersoll Rand, Inc.	48	3,712
Insteel Industries, Inc.	400	15,316
Janus International Group, Inc. (a)	19,500	254,475
Johnson Controls International PLC	39,000	2,247,960
Kaman Corp.	1,100	26,345
Karat Packaging, Inc.	100	2,485
Kennametal, Inc.	5,600	144,424
L B Foster Co., Class A (a)	100	2,199
Leonardo DRS, Inc. (a)	42,021	842,101
Lincoln Electric Holdings, Inc.	100	21,746
Lockheed Martin Corp.	7,300	3,308,652

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
LSI Industries, Inc.	2,800	$39,424
Manitowoc Co., Inc. (The) (a)	4,300	71,767
MasTec, Inc. (a)	100	7,572
Masterbrand, Inc. (a)	13,300	197,505
Matrix Service Co. (a)	1,100	10,758
Mayville Engineering Co., Inc. (a)	900	12,978
McGrath RentCorp	1,100	131,582
MDU Resources Group, Inc.	3,900	77,220
Mercury Systems, Inc. (a)	700	25,599
Miller Industries, Inc.	300	12,687
Momentus, Inc. (a)	34	59
MRC Global, Inc. (a)	8,900	97,989
Mueller Industries, Inc.	2,100	99,015
Mueller Water Products, Inc., Class A	2,200	31,680
MYR Group, Inc. (a)	200	28,926
NEXTracker, Inc., Class A (a)	24,009	1,124,822
NN, Inc. (a)	1,200	4,800
Northwest Pipe Co. (a)	300	9,078
NOW, Inc. (a)	8,400	95,088
Orion Group Holdings, Inc. (a)	500	2,470
Oshkosh Corp.	4,100	444,481
Park Aerospace Corp.	500	7,350
Powell Industries, Inc.	300	26,520
Proto Labs, Inc. (a)	1,900	74,024
Quanex Building Products Corp.	500	15,285
RBC Bearings, Inc. (a)	42,088	11,990,450
REV Group, Inc.	1,200	21,804
Rockwell Automation, Inc.	3,100	962,488
Rush Enterprises, Inc., Class A	2,000	100,600
Sarcos Technology & Robotics Corp. (a)	33	24
Shyft Group, Inc. (The)	5,300	64,766
Simpson Manufacturing Co., Inc.	16,171	3,201,535
Spirit AeroSystems Holdings, Inc., Class A (a)	90,031	2,861,185
SPX Technologies, Inc. (a)	1,300	131,313
Standex International Corp.	100	15,838
Sterling Infrastructure, Inc. (a)	4,800	422,064
SunPower Corp. (a)	5,500	26,565
Sunrun, Inc. (a),(c)	40,827	801,434
Symbotic, Inc. (a)	500	25,665
Tecnoglass, Inc.	4,100	187,411
Tennant Co.	400	37,076
Thermon Group Holdings, Inc. (a)	2,200	71,654
Timken Co. (The)	1,300	104,195
Titan International, Inc. (a)	4,400	65,472
Titan Machinery, Inc. (a)	2,200	63,536
Transcat, Inc. (a)	300	32,799
Trex Co., Inc. (a)	1,300	107,627
Triumph Group, Inc. (a)	900	14,922
Tutor Perini Corp. (a)	3,400	30,940
Ultralife Corp. (a)	1,000	6,820
Vertiv Holdings Co.	54,000	2,593,620
Vicor Corp. (a)	3,000	134,820

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
View, Inc. (a)	4	$15
Wabash National Corp.	4,100	105,042
Westinghouse Air Brake Technologies Corp.	1,600	203,040
Westport Fuel Systems, Inc. (a)	900	5,958
WillScot Mobile Mini Holdings Corp. (a)	3,700	164,650
Woodward, Inc.	3,700	503,681

		83,029,180

Commercial & Professional Services — 0.2%
ABM Industries, Inc.	500	22,415
ACCO Brands Corp.	9,900	60,192
Asure Software, Inc. (a)	3,300	31,416
Automatic Data Processing, Inc.	7,800	1,817,166
Avalon Holdings Corp., Class A (a)	200	478
Barrett Business Services, Inc.	200	23,160
BGSF, Inc.	200	1,880
Brady Corp., Class A	1,600	93,904
BrightView Holdings, Inc. (a)	5,600	47,152
CACI International, Inc., Class A (a)	100	32,386
CBIZ, Inc. (a)	1,700	106,403
CECO Environmental Corp. (a)	4,600	93,288
Civeo Corp.	525	11,996
Conduent, Inc. (a)	1,200	4,380
Copart, Inc. (a)	43,567	2,134,783
CRA International, Inc.	100	9,885
CSG Systems International, Inc.	700	37,247
Ennis, Inc.	700	15,337
Enviri Corp. (a)	6,800	61,200
ExlService Holdings, Inc. (a)	9,800	302,330
Forrester Research, Inc. (a)	500	13,405
Franklin Covey Co. (a)	600	26,118
GEO Group, Inc. (The) (a)	6,400	69,312
Healthcare Services Group, Inc. (a)	7,600	78,812
Heidrick & Struggles International, Inc.	700	20,671
HNI Corp.	1,034	43,252
Huron Consulting Group, Inc. (a)	1,500	154,200
IBEX Holdings Ltd. (a)	800	15,208
ICF International, Inc.	400	53,636
Insperity, Inc.	500	58,610
Interface, Inc.	3,100	39,122
Jacobs Solutions, Inc.	100	12,980
Kelly Services, Inc., Class A	1,200	25,944
Legalzoom.com, Inc. (a)	500	5,650
Liquidity Services, Inc. (a)	1,100	18,931
Matthews International Corp., Class A	1,200	43,980
Millennium Corp. (a),(b),(c)	60,879	1,521,975
Mistras Group, Inc. (a)	900	6,588
Parsons Corp. (a)	5,800	363,718
Paycom Software, Inc.	600	124,032
Quad/Graphics, Inc. (a)	100	542
Resources Connection, Inc.	1,900	26,923
SP Plus Corp. (a)	100	5,125

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Steelcase, Inc., Class A	4,800	$64,896
TrueBlue, Inc. (a)	1,200	18,408
TTEC Holdings, Inc.	2,600	56,342
Upwork, Inc. (a)	29,900	444,613
Vestis Corp.	2,500	52,850
Viad Corp. (a)	100	3,620
Wilhelmina International, Inc. (a)	100	405

		8,276,866

Consumer Discretionary Distribution & Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	2,800	30,184
1stdibs.com, Inc. (a)	1,200	5,616
Aaron’s Co., Inc. (The)	1,800	19,584
Abercrombie & Fitch Co., Class A (a)	5,200	458,744
Advance Auto Parts, Inc.	13,000	793,390
Amazon.com, Inc. (a),(c)	53,590	8,142,465
American Eagle Outfitters, Inc.	200	4,232
Arhaus, Inc. (a)	4,400	52,140
Arko Corp.	2,400	19,800
Big Lots, Inc.	6,000	46,740
Build-A-Bear Workshop, Inc. (a)	1,200	27,588
Burlington Stores, Inc. (a),(c)	1,615	314,085
Camping World Holdings, Inc., Class A	500	13,130
Carvana Co. (a)	25,000	1,323,500
Cato Corp. (The), Class A	1,800	12,852
Chewy, Inc., Class A (a)	1,600	37,808
Children’s Place, Inc. (The) (a)	2,700	62,694
Citi Trends, Inc. (a)	200	5,656
Conn’s, Inc. (a)	1,500	6,660
Container Store Group, Inc. (The) (a)	100	228
Destination XL Group, Inc. (a)	7,500	33,000
Duluth Holdings, Inc., Class B (a)	100	538
eBay, Inc.	1,000	43,620
Foot Locker, Inc. (a),(c)	3,720	115,878
Gap, Inc. (The)	21,100	441,201
Group 1 Automotive, Inc.	100	30,474
Groupon, Inc. (a)	1,500	19,260
Guess?, Inc.	3,700	85,322
Haverty Furniture Cos., Inc.	1,100	39,050
Home Depot, Inc. (The) (c)	3,592	1,244,808
J Jill, Inc. (a)	1,700	43,826
Kohl’s Corp.	3,300	94,644
Monro, Inc.	2,700	79,218
Nordstrom, Inc.	200	3,690
O’Reilly Automotive, Inc. (a)	700	665,056
Petco Health & Wellness Co., Inc. (a)	50,700	160,212
PetMed Express, Inc.	3,300	24,948
Qurate Retail, Inc., Series A (a)	83,700	73,279
RealReal, Inc. (The) (a)	22,700	45,627
Revolve Group, Inc. (a)	8,600	142,588
Shoe Carnival, Inc.	100	3,021
Sleep Number Corp. (a)	200	2,966

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Stitch Fix, Inc., Class A (a)	14,200	$50,694
Urban Outfitters, Inc. (a)	5,500	196,295
Wayfair, Inc., Class A (a)	19,500	1,203,150

		16,219,461

Consumer Durables & Apparel — 0.1%
Acushnet Holdings Corp.	3,200	202,144
Allbirds, Inc., Class A (a)	14,100	17,272
American Outdoor Brands, Inc. (a)	500	4,200
Bassett Furniture Industries, Inc.	300	4,980
Beazer Homes USA, Inc. (a)	3,200	108,128
BowFlex, Inc. (a)	3,600	2,772
Charles & Colvard Ltd. (a)	1,000	410
Cricut, Inc., Class A (a)	500	3,295
Culp, Inc. (a)	200	1,158
Delta Apparel, Inc. (a)	300	2,139
Escalade, Inc.	200	4,018
Ethan Allen Interiors, Inc.	1,200	38,304
Fossil Group, Inc. (a)	10,200	14,892
G-III Apparel Group Ltd. (a)	2,700	91,746
GoPro, Inc., Class A (a)	15,100	52,397
Green Brick Partners, Inc. (a)	1,200	62,328
Hooker Furnishings Corp.	200	5,216
Installed Building Products, Inc.	100	18,282
JAKKS Pacific, Inc. (a)	1,000	35,550
Johnson Outdoors, Inc., Class A	300	16,026
Lakeland Industries, Inc.	200	3,708
Landsea Homes Corp. (a)	1,800	23,652
La-Z-Boy, Inc.	1,700	62,764
Legacy Housing Corp. (a)	500	12,610
MasterCraft Boat Holdings, Inc. (a)	2,000	45,280
Mattel, Inc. (a),(c)	1,811	34,192
NIKE, Inc., Class B (c)	6,100	662,277
Peloton Interactive, Inc., Class A (a)	75,300	458,577
SharkNinja, Inc. (a)	20,213	1,034,299
Singing Machine Co., Inc. (The) (a)	800	824
Solo Brands, Inc., Class A (a)	3,600	22,176
Sturm Ruger & Co., Inc.	200	9,090
Superior Group of Cos., Inc.	200	2,700
Tri Pointe Homes, Inc. (a)	1,500	53,100
Twin Vee PowerCats Co. (a)	200	278
Unifi, Inc. (a)	1,798	11,975
Universal Electronics, Inc. (a)	1,200	11,268
Vera Bradley, Inc. (a)	3,200	24,640
Whirlpool Corp.	100	12,177

		3,170,844

Consumer Services — 0.7%
2U, Inc. (a)	9,900	12,177
Allied Gaming & Entertainment, Inc. (a)	800	848
American Public Education, Inc. (a)	800	7,720
BJ’s Restaurants, Inc. (a)	3,200	115,232
Bluegreen Vacations Holding Corp.	300	22,536

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Booking Holdings, Inc. (a)	100	$354,722
Bowlero Corp., Class A (a)	2,000	28,320
Carnival Corp. (a)	218,100	4,043,574
Carnival PLC, ADR (a)	300	5,058
Carriage Services, Inc.	900	22,509
Carrols Restaurant Group, Inc.	7,600	59,888
Cava Group, Inc. (a)	15,003	644,829
Century Casinos, Inc. (a)	200	976
Chegg, Inc. (a)	25,400	288,544
Choice Hotels International, Inc.	6,600	747,780
Chuy’s Holdings, Inc. (a)	1,000	38,230
Denny’s Corp. (a)	3,300	35,904
Dine Brands Global, Inc.	1,400	69,510
DoorDash, Inc., Class A (a)	46,600	4,608,274
DraftKings, Inc., Class A (a)	88,470	3,118,567
Duolingo, Inc. (a)	7,800	1,769,430
Dutch Bros, Inc., Class A (a)	12,001	380,072
El Pollo Loco Holdings, Inc. (a)	5,800	51,156
Everi Holdings, Inc. (a)	15,500	174,685
Expedia Group, Inc. (a)	5,000	758,950
First Watch Restaurant Group, Inc. (a)	1,100	22,110
Frontdoor, Inc. (a)	1,800	63,396
GEN Restaurant Group, Inc. (a)	500	3,915
Golden Entertainment, Inc. (a)	300	11,979
Hyatt Hotels Corp., Class A	100	13,041
International Game Technology PLC	6,000	164,460
Kura Sushi USA, Inc., Class A (a)	300	22,800
Las Vegas Sands Corp.	66,430	3,269,020
Laureate Education, Inc. (a)	9,700	132,987
Lincoln Educational Services Corp. (a)	1,000	10,040
Lindblad Expeditions Holdings, Inc. (a)	1,500	16,905
Monarch Casino & Resort, Inc.	400	27,660
Norwegian Cruise Line Holdings Ltd. (a)	7,600	152,304
ONE Group Hospitality, Inc. (The) (a)	300	1,836
OneSpaWorld Holdings Ltd. (a)	2,800	39,480
Playa Hotels & Resorts NV (a)	5,000	43,250
PlayAGS, Inc. (a)	4,800	40,464
Potbelly Corp. (a)	900	9,378
Red Robin Gourmet Burgers, Inc. (a)	300	3,741
Rover Group, Inc. (a)	2,100	22,848
Royal Caribbean Cruises Ltd. (a),(c)	10,483	1,357,444
Sabre Corp. (a)	67,100	295,240
Starbucks Corp.	50,100	4,810,101
Sweetgreen, Inc., Class A (a)	1,500	16,950
Target Hospitality Corp. (a)	3,200	31,136
Travel + Leisure Co.	1,600	62,544
Universal Technical Institute, Inc. (a)	3,200	40,064
Wendy’s Co. (The)	5,600	109,088
WW International, Inc. (a)	13,000	113,750
Wynn Resorts Ltd.	2,600	236,886

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Xponential Fitness, Inc., Class A (a)	1,300	$16,757

		28,521,065

Consumer Staples Distribution — 0.1%
Costco Wholesale Corp. (c)	100	66,008
Dollar Tree, Inc. (a),(c)	8,964	1,273,336
Natural Grocers by Vitamin Cottage, Inc., Class C	500	8,000
PriceSmart, Inc.	600	45,468
SpartanNash Co.	2,200	50,490
Village Super Market, Inc., Class A	200	5,246
Walmart, Inc. (c)	4,284	675,373
Weis Markets, Inc.	900	57,564

		2,181,485

Diversified Financials — 0.1%
Acacia Research Corp. (a)	100	392
Corebridge Financial, Inc.	119,972	2,598,594
Moody’s Corp.	600	234,336

		2,833,322

Energy — 0.4%
Atlas Energy Solutions, Inc.	100	1,722
Baytex Energy Corp.	14	46
Berry Corp.	4,500	31,635
Clean Energy Fuels Corp. (a)	800	3,064
CONSOL Energy, Inc.	500	50,265
Cool Co., Ltd.	1,400	17,808
CVR Energy, Inc.	10,400	315,120
Delek US Holdings, Inc.	10,500	270,900
Devon Energy Corp.	16,217	734,630
DHT Holdings, Inc.	5,000	49,050
Diamond Offshore Drilling, Inc. (a)	5,200	67,600
DMC Global, Inc. (a)	1,600	30,112
Dorian LPG Ltd. (a)	2,400	105,288
Encore Energy Corp. (a)	100	393
Enerplus Corp.	1,000	15,340
Epsilon Energy Ltd.	1,000	5,080
Evolution Petroleum Corp.	1,500	8,715
Forum Energy Technologies, Inc. (a)	400	8,868
FutureFuel Corp.	5,300	32,224
Gevo, Inc. (a)	2,700	3,132
Gulfport Energy Corp. (a)	100	13,320
Hallador Energy Co. (a)	2,900	25,636
Helix Energy Solutions Group, Inc. (a)	25,000	257,000
Hess Corp.	5,000	720,800
Kodiak Gas Services, Inc.	44,503	893,620
Magnolia Oil & Gas Corp., Class A	800	17,032
Mammoth Energy Services, Inc. (a)	1,300	5,798
Marathon Oil Corp.	100	2,416
Nabors Industries Ltd. (a)	900	73,467
NACCO Industries, Inc., Class A	100	3,650
Natural Gas Services Group, Inc. (a)	400	6,432
Navigator Holdings Ltd.	2,000	29,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Newpark Resources, Inc. (a)	14,700	$97,608
NexGen Energy Ltd. (a)	1,000	7,000
Nordic American Tankers Ltd.	43,400	182,280
North American Construction Group Ltd.	1,100	22,935
Oil States International, Inc. (a)	12,000	81,480
Overseas Shipholding Group, Inc., Class A	8,000	42,160
PBF Energy, Inc., Class A	17,600	773,696
Peabody Energy Corp.	4,800	116,736
Permian Resources Corp.	555,053	7,548,721
Precision Drilling Corp. (a)	900	48,861
Profire Energy, Inc. (a)	900	1,629
ProPetro Holding Corp. (a)	6,800	56,984
REX American Resources Corp. (a)	300	14,190
Schlumberger NV	10,800	562,032
Select Water Solutions, Inc.	11,900	90,321
SilverBow Resources, Inc. (a)	30,388	883,683
Smart Sand, Inc. (a)	3,400	6,562
Solaris Oilfield Infrastructure, Inc., Class A	4,200	33,432
Teekay Corp. (a)	14,100	100,815
Teekay Tankers Ltd., Class A	5,563	277,983
TETRA Technologies, Inc. (a)	10,100	45,652
Transocean Ltd. (a)	177,233	1,125,430
U.S. Silica Holdings, Inc. (a)	800	9,048
Vitesse Energy, Inc.	2,000	43,780
W&T Offshore, Inc.	7,600	24,776
Weatherford International PLC (a)	1,300	127,179
World Kinect Corp.	6,200	141,236

		16,265,472

Engineering & Construction — 0.0%
QualTek Services, Inc., (a),(b),(c)	441,828	0

Equity Real Estate Investment Trusts (REIT’s) — 0.1%
CareTrust REIT, Inc.	5,900	132,042
Chatham Lodging Trust	1,200	12,864
Community Healthcare Trust, Inc.	500	13,320
CTO Realty Growth, Inc.	1,800	31,194
Diversified Healthcare Trust	24,500	91,630
EastGroup Properties, Inc.	100	18,354
Equity Commonwealth (a)	101,200	1,943,040
Getty Realty Corp.	1,000	29,220
Gladstone Land Corp.	2,700	39,015
LTC Properties, Inc.	400	12,848
Medalist Diversified REIT, Inc.	112	568
Office Properties Income Trust	700	5,124
Piedmont Office Realty Trust, Inc., Class A	5,100	36,261
Plymouth Industrial REIT, Inc.	2,500	60,175
Presidio Property Trust, Inc., Class A	500	515
Retail Opportunity Investments Corp.	1,700	23,851
Summit Hotel Properties, Inc.	2,200	14,784
Terreno Realty Corp.	4,300	269,481
Universal Health Realty Income Trust	300	12,975

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wheeler Real Estate Investment Trust, Inc. (a)	20	$6

		2,747,267

Financial Services — 1.7%
ACRES Commercial Realty Corp. (a)	133	1,279
AFC Gamma, Inc.	100	1,203
Affirm Holdings, Inc. (a)	53,200	2,614,248
AG Mortgage Investment Trust, Inc.	1,000	6,350
Alerus Financial Corp.	300	6,717
Ares Capital Corp.	5,000	100,150
AssetMark Financial Holdings, Inc. (a)	1,200	35,940
Atlanticus Holdings Corp. (a)	100	3,867
AvidXchange Holdings, Inc. (a)	343,077	4,250,724
Bain Capital Specialty Finance, Inc.	2,300	34,661
Barings BDC, Inc.	4,600	39,468
BlackRock Capital Investment Corp.	5,281	20,437
BlackRock TCP Capital Corp.	6,600	76,164
Block, Inc. (a)	36,300	2,807,805
Bridge Investment Group Holdings, Inc., Class A	600	5,868
Brightsphere Investment Group, Inc.	144,474	2,768,122
BrightSpire Capital, Inc.	3,300	24,552
Capital Southwest Corp.	1,600	37,920
Carlyle Secured Lending, Inc.	3,700	55,352
Cass Information Systems, Inc.	400	18,020
Cboe Global Markets, Inc.	37,246	6,650,646
Cherry Hill Mortgage Investment Corp.	100	404
Chicago Atlantic Real Estate Finance, Inc.	1,200	19,416
CION Investment Corp.	4,900	55,419
Coinbase Global, Inc., Class A (a)	40,200	6,991,584
Consumer Portfolio Services, Inc. (a)	300	2,811
Credit Acceptance Corp. (a)	200	106,546
Crescent Capital BDC, Inc.	2,200	38,236
Ellington Residential Mortgage REIT	3,500	21,455
Enact Holdings, Inc.	4,700	135,783
Enova International, Inc. (a)	100	5,536
EZCORP, Inc., Class A (a)	7,300	63,802
FactSet Research Systems, Inc.	100	47,705
Federated Hermes, Inc.	200	6,772
Fidelity National Information Services, Inc.	18,351	1,102,345
Fidus Investment Corp.	5,400	106,326
GCM Grosvenor, Inc., Class A	22,482	201,439
Gladstone Capital Corp.	4,500	48,150
Gladstone Investment Corp.	3,100	43,865
Granite Point Mortgage Trust, Inc.	5,600	33,264
Great Ajax Corp.	1,900	10,070
Green Dot Corp., Class A (a)	3,600	35,640
I3 Verticals, Inc., Class A (a)	300	6,351
Invesco Ltd.	100	1,784
Invesco Mortgage Capital, Inc.	700	6,202
Jack Henry & Associates, Inc.	2,400	392,184
Jackson Financial, Inc., Class A	3,600	184,320
LendingClub Corp. (a)	16,300	142,462

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
LendingTree, Inc. (a)	2,700	$81,864
Marqeta, Inc., Class A (a)	190,541	1,329,976
Mastercard, Inc., Class A	300	127,953
Medallion Financial Corp.	1,200	11,820
Merchants Bancorp	450	19,161
MidCap Financial Investment Corp.	3,700	50,616
Moneylion, Inc. (a)	1,213	76,043
Monroe Capital Corp.	2,100	14,837
MSCI, Inc.	1,700	961,605
Nasdaq, Inc.	26,700	1,552,338
New Mountain Finance Corp.	7,700	97,944
Northern Trust Corp.	22,739	1,918,717
Oaktree Specialty Lending Corp.	231	4,717
Ocwen Financial Corp. (a)	194	5,967
OFS Capital Corp.	900	10,530
Open Lending Corp., Class A (a)	10,200	86,802
Oportun Financial Corp. (a)	2,700	10,557
Oppenheimer Holdings, Inc., Class A	1,000	41,320
OppFi, Inc. (a)	1,700	8,704
Oxford Square Capital Corp.	6,200	17,732
Paymentus Holdings, Inc., Class A (a)	300	5,361
Payoneer Global, Inc. (a)	52,200	271,962
PayPal Holdings, Inc. (a)	171,700	10,544,097
Paysafe Ltd. (a)	975	12,470
PennantPark Floating Rate Capital Ltd.	9,100	110,110
PennantPark Investment Corp.	9,500	65,645
Piper Sandler Cos.	19,946	3,487,957
Portman Ridge Finance Corp.	1,600	29,104
Regional Management Corp.	200	5,016
Repay Holdings Corp. (a)	200	1,708
Robinhood Markets, Inc., Class A (a)	115,000	1,465,100
Runway Growth Finance Corp.	5,500	69,410
Sachem Capital Corp.	200	748
Safeguard Scientifics, Inc. (a)	200	157
Saratoga Investment Corp.	2,800	72,408
SEI Investments Co.	1,900	120,745
Shift4 Payments, Inc., Class A (a)	10,007	743,920
Silvercrest Asset Management Group, Inc., Class A	300	5,100
Sixth Street Specialty Lending, Inc.	3,900	84,240
SLR Investment Corp.	4,100	61,623
SoFi Technologies, Inc. (a)	178,400	1,775,080
Sprott, Inc.	200	6,790
Stellus Capital Investment Corp.	3,200	41,120
Stifel Financial Corp.	21,778	1,505,949
StoneX Group, Inc. (a)	1,000	73,830
SuRo Capital Corp. (a)	69	272
Toast, Inc., Class A (a)	1,500	27,390
TPG RE Finance Trust, Inc.	3,000	19,500
Trinity Capital, Inc.	2,100	30,513
TriplePoint Venture Growth BDC Corp., Class B	600	6,516
Upstart Holdings, Inc. (a)	2,200	89,892
Victory Capital Holdings, Inc., Class A	10,059	346,432

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Virtu Financial, Inc., Class A	4,000	$81,040
Visa, Inc., Class A	39,200	10,205,720
Waterstone Financial, Inc.	200	2,840
Westwood Holdings Group, Inc.	100	1,257
WhiteHorse Finance, Inc.	1,200	14,760
WisdomTree, Inc.	12,300	85,239

		67,269,588

Food & Staples Retailing — 0.0%
Kroger Co. (The),	3,300	150,843

Food, Beverage & Tobacco — 0.2%
22nd Century Group, Inc. (a)	2,160	402
B&G Foods, Inc.	100	1,050
Dole PLC	1,300	15,977
Duckhorn Portfolio, Inc. (The) (a)	3,800	37,430
Eastside Distilling, Inc. (a)	45	59
Flowers Foods, Inc.	900	20,259
Fresh Del Monte Produce, Inc.	2,600	68,250
General Mills, Inc.	25,100	1,635,014
Hershey Co. (The)	16,100	3,001,684
Hormel Foods Corp.	1,700	54,587
Kellanova	3,200	178,912
Laird Superfood, Inc. (a)	400	364
Limoneira Co.	700	14,441
McCormick & Co., Inc.	6,600	451,572
MGP Ingredients, Inc.	600	59,112
Mondelez International, Inc., Class A (c)	4,441	321,662
Monster Beverage Corp. (a)	100	5,761
National Beverage Corp. (a)	1,200	59,664
Primo Water Corp.	5,600	84,280
Tootsie Roll Industries, Inc.	1,000	33,240
Tyson Foods, Inc., Class A	1,700	91,375
Universal Corp.	1,200	80,784
Vector Group Ltd.	800	9,024
Village Farms International, Inc. (a)	300	228
Vita Coco Co., Inc. (The) (a)	8,300	212,895
Vital Farms, Inc. (a)	100	1,569
WK Kellogg Co.	200	2,628

		6,442,223

Health Care Equipment & Services — 0.3%
23andMe Holding Co., Class A (a)	200	183
Accolade, Inc. (a)	2,000	24,020
Accuray, Inc. (a)	7,400	20,942
Addus HomeCare Corp. (a)	100	9,285
Alphatec Holdings, Inc. (a)	64,930	981,092
American Shared Hospital Services (a)	100	239
American Well Corp., Class A (a)	300	447
AngioDynamics, Inc. (a)	8,300	65,072
Artivion, Inc. (a)	100	1,788
AtriCure, Inc. (a)	3,500	124,915
Augmedix, Inc. (a)	2,800	16,380

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Avanos Medical, Inc. (a)	1,400	$31,402
Avinger, Inc. (a)	34	92
Baxter International, Inc.	24,800	958,768
Becton Dickinson & Co.	100	24,383
Bioventus, Inc., Class A (a)	1,100	5,797
Brookdale Senior Living, Inc. (a)	9,909	57,670
Cardinal Health, Inc.	600	60,480
Castle Biosciences, Inc. (a)	1,700	36,686
Cerus Corp. (a)	300	648
Clover Health Investments Corp. (a)	23,101	21,994
Community Health Systems, Inc. (a)	30,000	93,900
Computer Programs & Systems, Inc. (a)	1,100	12,320
CONMED Corp.	800	87,608
CorVel Corp. (a)	200	49,442
Cue Health, Inc. (a)	4,300	699
Cutera, Inc. (a)	4,300	15,158
CVRx, Inc. (a)	400	12,576
CVS Health Corp.	51,300	4,050,648
Edwards Lifesciences Corp. (a)	13,900	1,059,875
Electromed, Inc. (a)	100	1,091
Establishment Labs Holdings, Inc. (a)	1,100	28,479
FONAR Corp. (a)	100	1,956
Globus Medical, Inc., Class A (a)	8,900	474,281
GoodRx Holdings, Inc., Class A (a)	14,900	99,830
Guardant Health, Inc. (a)	15,200	411,160
Haemonetics Corp. (a)	2,400	205,224
Health Catalyst, Inc. (a)	5,100	47,226
HealthStream, Inc.	1,000	27,030
Hims & Hers Health, Inc. (a)	7,100	63,190
InfuSystem Holdings, Inc. (a)	500	5,270
Inogen, Inc. (a)	4,500	24,705
Integra LifeSciences Holdings Corp. (a)	6,800	296,140
Intuitive Surgical, Inc. (a)	800	269,888
iRadimed Corp.	400	18,988
Joint Corp. (The) (a)	600	5,766
LeMaitre Vascular, Inc.	1,100	62,436
LivaNova PLC (a)	2,800	144,872
National HealthCare Corp.	100	9,242
National Research Corp.	100	3,956
NeoGenomics, Inc. (a)	800	12,944
Neuronetics, Inc. (a)	1,000	2,900
Nevro Corp. (a)	7,700	165,704
Nexgel, Inc. (a)	300	639
Novocure Ltd. (a)	21,100	315,023
OPKO Health, Inc. (a)	15,901	24,010
OptimizeRx Corp. (a)	1,200	17,172
Orthofix Medical, Inc. (a)	1,506	20,301
Outset Medical, Inc. (a)	2,300	12,443
Owens & Minor, Inc. (a)	6,300	121,401
Pediatrix Medical Group, Inc. (a)	800	7,440
Pennant Group, Inc. (The) (a)	1,900	26,448
PetIQ, Inc. (a)	900	17,775

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Phreesia, Inc. (a)	2,300	$53,245
Premier, Inc., Class A	5,400	120,744
Pulmonx Corp. (a)	3,300	42,075
ResMed, Inc.	2,900	498,858
RxSight, Inc. (a)	4,400	177,408
Select Medical Holdings Corp.	100	2,350
Semler Scientific, Inc. (a)	100	4,429
Sensus Healthcare, Inc. (a)	1,400	3,304
SI-BONE, Inc. (a)	5,200	109,148
Silk Road Medical, Inc. (a)	8,500	104,295
Star Equity Holdings, Inc. (a)	400	408
Surmodics, Inc. (a)	500	18,175
Tactile Systems Technology, Inc. (a)	1,800	25,740
Talkspace, Inc. (a)	8,400	21,336
Tandem Diabetes Care, Inc. (a)	13,500	399,330
Teladoc Health, Inc. (a)	900	19,395
U.S. Physical Therapy, Inc.	100	9,314
UnitedHealth Group, Inc.	200	105,294
Varex Imaging Corp. (a)	4,100	84,050
Veradigm, Inc. (a)	8,400	88,116
Vicarious Surgical, Inc. (a)	700	257
Viemed Healthcare, Inc. (a)	1,800	14,130
Zimvie, Inc. (a)	1,200	21,300
Zynex, Inc. (a)	1,800	19,602

		12,711,742

Household & Personal Products — 0.2%
Edgewell Personal Care Co.	4,000	146,520
Estee Lauder Cos., Inc. (The), Class A	35,100	5,133,375
Kenvue, Inc.	45,016	969,195
Nature’s Sunshine Products, Inc. (a)	400	6,916
Nu Skin Enterprises, Inc., Class A	6,200	120,404
Olaplex Holdings, Inc. (a)	44,600	113,284
Reynolds Consumer Products, Inc.	1,900	50,996
USANA Health Sciences, Inc. (a)	200	10,720
WD-40 Co.	300	71,721

		6,623,131

Insurance — 0.7%
American Coastal Insurance Corp., Class C (a)	1,100	10,406
Brighthouse Financial, Inc. (a)	3,500	185,220
Citizens, Inc. (a)	800	2,152
Crawford & Co., Class A	300	3,954
eHealth, Inc. (a)	3,000	26,160
Employers Holdings, Inc.	1,100	43,340
F&G Annuities & Life, Inc.	1,100	50,600
Fidelis Insurance Holdings Ltd. (a)	1,400	17,738
Greenlight Capital Re Ltd., Class A (a)	1,200	13,704
Hanover Insurance Group, Inc. (The)	600	72,852
HCI Group, Inc.	500	43,700
Heritage Insurance Holdings, Inc. (a)	2,900	18,908
Horace Mann Educators Corp.	2,400	78,480
James River Group Holdings Ltd.	6,900	63,756

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Kemper Corp.	1,600	$77,872
Kinsale Capital Group, Inc.	24,500	8,205,295
Lincoln National Corp.	13,500	364,095
Mercury General Corp.	2,100	78,351
Oscar Health, Inc., Class A (a)	29,500	269,925
ProAssurance Corp.	2,100	28,959
RLI Corp.	82,500	10,982,400
Selectquote, Inc. (a)	1,000	1,370
SiriusPoint Ltd. (a)	1,200	13,920
Skyward Specialty Insurance Group, Inc. (a)	38,215	1,294,724
Stewart Information Services Corp.	400	23,500
Tiptree, Inc.	800	15,168
Trupanion, Inc. (a)	1,700	51,867
United Fire Group, Inc.	600	12,072
Universal Insurance Holdings, Inc.	3,900	62,322
Unum Group	9,500	429,590
W R Berkley Corp.	87,000	6,152,640

		28,695,040

Materials — 0.4%
AdvanSix, Inc.	500	14,980
Alcoa Corp.	34,600	1,176,400
American Vanguard Corp.	800	8,776
ATI, Inc. (a)	300	13,641
Avient Corp.	1,100	45,727
B2Gold Corp.	17,100	54,036
Carpenter Technology Corp.	1,200	84,960
Centerra Gold, Inc.	900	5,364
Century Aluminum Co. (a)	500	6,070
Chemours Co. (The)	400	12,616
Clearwater Paper Corp. (a)	1,000	36,120
Cleveland-Cliffs, Inc. (a)	6,400	130,688
Constellium SE (a)	900	17,964
Corteva, Inc.	200	9,584
Ecolab, Inc.	100	19,835
Ecovyst, Inc. (a)	4,400	42,988
FMC Corp.	4,900	308,945
Franco-Nevada Corp.	400	44,324
Gatos Silver, Inc. (a)	5,800	37,932
Glatfelter Corp. (a)	5,100	9,894
Gold Resource Corp. (a)	600	226
Gold Royalty Corp.	100	145
Haynes International, Inc.	100	5,705
HB Fuller Co.	1,400	113,974
Huntsman Corp.	900	22,617
Innospec, Inc.	300	36,972
Intrepid Potash, Inc. (a)	1,800	43,002
Knife River Corp. (a)	4,600	304,428
Linde PLC	19,726	8,101,665
LSB Industries, Inc. (a)	7,800	72,618
McEwen Mining, Inc. (a)	4,000	28,840
Minerals Technologies, Inc.	100	7,131

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Mosaic Co.	1,400	$50,022
Myers Industries, Inc.	1,200	23,460
New Gold, Inc. (a)	20,100	29,346
O-I Glass, Inc. (a)	9,900	162,162
Origin Materials, Inc. (a)	1,300	1,087
Pactiv Evergreen, Inc.	100	1,371
Ramaco Resources, Inc., Class A	9,600	164,928
Ranpak Holdings Corp. (a)	5,700	33,174
Rayonier Advanced Materials, Inc. (a)	12,200	49,410
Ryerson Holding Corp.	2,600	90,168
Schnitzer Steel Industries, Inc., Class A	300	9,048
Sherwin-Williams Co. (c)	4,069	1,269,121
Silvercorp Metals, Inc.	22,800	59,964
SSR Mining, Inc.	1,200	12,912
SunCoke Energy, Inc.	7,600	81,624
Sylvamo Corp.	2,000	98,220
Ternium SA, ADR	2,900	123,163
TimkenSteel Corp. (a)	3,200	75,040
Tredegar Corp.	2,200	11,902
Trinseo PLC	100	837
Warrior Met Coal, Inc.	4,700	286,559

		13,451,685

Media & Entertainment — 1.3%
Advantage Solutions, Inc. (a)	100	362
Alphabet, Inc., Class A (a),(c)	89,401	12,488,426
Altice USA, Inc., Class A (a)	3,900	12,675
Angi, Inc. (a)	14,100	35,109
Boston Omaha Corp., Class A (a)	700	11,011
Bumble, Inc., Class A (a)	500	7,370
Cardlytics, Inc. (a)	1,100	10,131
Clear Channel Outdoor Holdings, Inc. (a)	4,000	7,280
comScore, Inc. (a)	160	2,672
DHI Group, Inc. (a)	1,500	3,885
DISH Network Corp., Class A (a)	65,100	375,627
Electronic Arts, Inc.	1,200	164,172
Eventbrite, Inc., Class A (a)	18,600	155,496
Fluent, Inc. (a)	1,800	1,206
Gaia, Inc. (a)	600	1,620
Gannett Co., Inc. (a)	2,000	4,600
Harte Hanks, Inc. (a)	300	2,037
iHeartMedia, Inc., Class A (a)	4,300	11,481
IMAX Corp. (a)	2,100	31,542
Integral Ad Science Holding Corp. (a)	11,600	166,924
Liberty Broadband Corp., Class C (a),(c)	5,430	437,604
Liberty Broadband Corp., Class A (a),(c)	1,468	118,379
Liberty Media Corp.-Liberty Formula One, Class C (a),(c)	2,535	160,035
Liberty Media Corp.-Liberty Live, Class C (a),(c)	5,806	217,086
Liberty Media Corp.-Liberty Live, Class A (a),(c)	3,573	130,593
Liberty Media Corp.-Liberty SiriusXM, Class C (a),(c)	8,405	241,896
Liberty Media Corp.-Liberty SiriusXM, Class A (a),(c)	371	10,663
Marcus Corp. (The)	4,900	71,442

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Match Group, Inc. (a)	2,400	$87,600
Meta Platforms, Inc., Class A (a),(c)	13,798	4,883,940
Netflix, Inc. (a),(c)	23,960	11,665,645
Nextdoor Holdings, Inc. (a)	1,800	3,402
Paramount Global, Class B	1,700	25,143
Pinterest, Inc., Class A (a)	128,900	4,774,456
Playstudios, Inc. (a)	2,400	6,504
Reservoir Media, Inc. (a)	800	5,704
ROBLOX Corp., Class A (a)	126,200	5,769,864
Roku, Inc. (a)	27,400	2,511,484
Shutterstock, Inc.	4,300	207,604
Snap, Inc., Class A (a)	223,800	3,788,934
Spotify Technology SA (a)	8,500	1,597,235
TechTarget, Inc. (a)	2,100	73,206
TKO Group Holdings, Inc.	600	48,948
Townsquare Media, Inc., Class A	500	5,280
Travelzoo (a)	1,100	10,483
TrueCar, Inc. (a)	3,000	10,380
Urban One, Inc. (a)	200	706
Vimeo, Inc. (a)	22,300	87,416
Vivid Seats, Inc., Class A (a)	44,976	284,248
Zedge, Inc., Class B (a)	500	1,175
Ziff Davis, Inc. (a)	100	6,719
ZoomInfo Technologies, Inc. (a)	13,800	255,162

		50,992,562

Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
2seventy bio, Inc. (a)	700	2,989
4D Molecular Therapeutics, Inc. (a)	1,700	34,442
89bio, Inc. (a)	7,800	87,126
AbCellera Biologics, Inc. (a)	13,100	74,801
ACADIA Pharmaceuticals, Inc. (a)	900	28,179
Aclaris Therapeutics, Inc. (a)	15,500	16,275
Acumen Pharmaceuticals, Inc. (a)	900	3,456
Adicet Bio, Inc. (a)	7,542	14,254
ADMA Biologics, Inc. (a)	40,000	180,800
Adverum Biotechnologies, Inc. (a)	7,000	5,270
Aeglea BioTherapeutics, Inc. (a)	4,700	101,144
Alaunos Therapeutics, Inc. (a)	6,900	488
Aldeyra Therapeutics, Inc. (a)	9,800	34,398
Alector, Inc. (a)	7,800	62,244
Aligos Therapeutics, Inc. (a)	1,000	664
Alkermes PLC (a)	13,200	366,168
Allogene Therapeutics, Inc. (a)	27,000	86,670
Allovir, Inc. (a)	1,000	680
Alpine Immune Sciences, Inc. (a)	4,000	76,240
Amgen, Inc.	9,100	2,620,982
Amneal Pharmaceuticals, Inc. (a)	4,700	28,529
Amphastar Pharmaceuticals, Inc. (a)	1,900	117,515
AnaptysBio, Inc. (a)	1,900	40,698
ANI Pharmaceuticals, Inc. (a)	500	27,570
Anika Therapeutics, Inc. (a)	800	18,128

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Annexon, Inc. (a)	2,800	$12,712
Applied Therapeutics, Inc. (a)	1,500	5,025
Arbutus Biopharma Corp. (a)	200	500
Arcellx, Inc. (a)	600	33,300
Arrowhead Pharmaceuticals, Inc. (a)	300	9,180
ARS Pharmaceuticals, Inc. (a)	400	2,192
Assertio Holdings, Inc. (a)	15,550	16,638
Astria Therapeutics, Inc. (a)	400	3,072
Atea Pharmaceuticals, Inc. (a)	4,200	12,810
Athira Pharma, Inc. (a)	3,700	8,991
aTyr Pharma, Inc. (a)	3,400	4,794
Aurinia Pharmaceuticals, Inc. (a)	6,000	53,940
Aurora Cannabis, Inc. (a)	1,700	810
Avid Bioservices, Inc. (a)	1,000	6,500
Avidity Biosciences, Inc. (a)	9,300	84,165
Avita Medical, Inc. (a)	1,600	21,952
Avrobio, Inc. (a)	5,500	7,480
BioAtla, Inc. (a)	4,400	10,824
BioCryst Pharmaceuticals, Inc. (a)	38,800	232,412
Biohaven Ltd. (a)	700	29,960
BioMarin Pharmaceutical, Inc. (a)	2,600	250,692
Biomea Fusion, Inc. (a)	2,000	29,040
Bio-Path Holdings, Inc. (a)	6	3
BioRestorative Therapies, Inc. (a)	400	684
Black Diamond Therapeutics, Inc. (a)	800	2,248
Bridgebio Pharma, Inc. (a)	9,100	367,367
Bristol-Myers Squibb Co.	198,000	10,159,380
C4 Therapeutics, Inc. (a)	300	1,695
Cara Therapeutics, Inc. (a)	7,300	5,424
CareDx, Inc. (a)	8,600	103,200
Caribou Biosciences, Inc. (a)	300	1,719
Clearside Biomedical, Inc. (a)	500	585
Codexis, Inc. (a)	12,000	36,600
Coherus Biosciences, Inc. (a)	2,400	7,992
Collegium Pharmaceutical, Inc. (a)	4,100	126,198
Compass Therapeutics, Inc. (a)	200	312
Corcept Therapeutics, Inc. (a)	7,100	230,608
Corvus Pharmaceuticals, Inc. (a)	4,100	7,216
Crinetics Pharmaceuticals, Inc. (a)	200	7,116
Cumberland Pharmaceuticals, Inc. (a)	300	522
Curis, Inc. (a)	95	1,211
Cymabay Therapeutics, Inc. (a)	3,300	77,946
Cytokinetics, Inc. (a)	3,900	325,611
CytomX Therapeutics, Inc. (a)	3,800	5,890
Deciphera Pharmaceuticals, Inc. (a)	7,300	117,749
Design Therapeutics, Inc. (a)	8,500	22,525
DiaMedica Therapeutics, Inc. (a)	100	284
Disc Medicine, Inc. (a)	400	23,104
Dominari Holdings, Inc. (a)	300	777
Durect Corp. (a)	30	18
Dynavax Technologies Corp. (a)	1,500	20,970
Dyne Therapeutics, Inc. (a)	1,000	13,300

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc. (a)	2,800	$14,644
Edgewise Therapeutics, Inc. (a)	100	1,094
Editas Medicine, Inc. (a)	17,900	181,327
Eledon Pharmaceuticals, Inc. (a)	300	540
Elevation Oncology, Inc. (a)	900	483
Eli Lilly & Co.	2,800	1,632,176
Emergent BioSolutions, Inc. (a)	11,400	27,360
Enanta Pharmaceuticals, Inc. (a)	4,300	40,463
Erasca, Inc. (a)	11,600	24,708
Esperion Therapeutics, Inc. (a)	25,000	74,750
Exelixis, Inc. (a)	25,700	616,543
Fate Therapeutics, Inc. (a)	21,600	80,784
FibroGen, Inc. (a)	21,600	19,144
Forte Biosciences, Inc. (a)	800	657
Fulcrum Therapeutics, Inc. (a)	12,600	85,050
Fusion Pharmaceuticals, Inc. (a)	400	3,844
G1 Therapeutics, Inc. (a)	4,100	12,505
Generation Bio Co. (a)	1,800	2,970
GlycoMimetics, Inc. (a)	2,900	6,844
Gossamer Bio, Inc. (a)	17,300	15,786
Graphite Bio, Inc. (a)	2,000	5,240
Harmony Biosciences Holdings, Inc. (a)	3,800	122,740
Harrow, Inc. (a)	4,800	53,760
Harvard Bioscience, Inc. (a)	1,400	7,490
Ideaya Biosciences, Inc. (a)	2,100	74,718
Illumina, Inc. (a)	2,700	375,948
Immunic, Inc. (a)	7,200	10,800
ImmunoGen, Inc. (a)	30,100	892,465
Immunovant, Inc. (a)	600	25,278
Incyte Corp. (a)	23,900	1,500,681
Inhibrx, Inc. (a)	4,300	163,400
Inovio Pharmaceuticals, Inc. (a)	1,400	714
Inozyme Pharma, Inc. (a)	1,600	6,816
Insmed, Inc. (a)	11,600	359,484
Instil Bio, Inc. (a)	520	3,962
Intellia Therapeutics, Inc. (a)	11,100	338,439
Ionis Pharmaceuticals, Inc. (a)	8,700	440,133
Ironwood Pharmaceuticals, Inc. (a)	19,800	226,512
Johnson & Johnson	22,200	3,479,628
KalVista Pharmaceuticals, Inc. (a)	2,800	34,300
Karyopharm Therapeutics, Inc. (a)	4,200	3,633
Kezar Life Sciences, Inc. (a)	15,900	15,064
Kinnate Biopharma, Inc. (a)	1,700	4,029
Kodiak Sciences, Inc. (a)	4,100	12,464
Kronos Bio, Inc. (a)	3,800	4,750
Kymera Therapeutics, Inc. (a)	4,700	119,662
Lantern Pharma, Inc. (a)	200	856
Larimar Therapeutics, Inc. (a)	1,633	7,430
Lipocine, Inc. (a)	318	878
Liquidia Corp. (a)	5,800	69,774
Lumos Pharma, Inc. (a)	100	313
Lyra Therapeutics, Inc. (a)	300	1,572

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
MannKind Corp. (a)	26,100	$95,004
Maravai LifeSciences Holdings, Inc., Class A (a)	18,500	121,175
Medpace Holdings, Inc. (a)	2,100	643,713
Merck & Co., Inc.	86,300	9,408,426
Mersana Therapeutics, Inc. (a)	10,200	23,664
Mettler-Toledo International, Inc. (a)	600	727,776
MiMedx Group, Inc. (a)	10,600	92,962
Mirum Pharmaceuticals, Inc. (a)	5,600	165,312
Morphic Holding, Inc. (a)	7,100	205,048
NanoString Technologies, Inc. (a)	10,500	7,858
Nektar Therapeutics (a)	35,900	20,283
Neurocrine Biosciences, Inc. (a)	2,900	382,104
NextCure, Inc. (a)	800	912
NGM Biopharmaceuticals, Inc. (a)	8,200	7,044
Nuvation Bio, Inc. (a)	13,200	19,932
Olema Pharmaceuticals, Inc. (a)	3,700	51,911
Omeros Corp. (a)	2,300	7,521
Onconova Therapeutics, Inc. (a)	1,333	994
Oncternal Therapeutics, Inc. (a)	4,000	2,145
Organogenesis Holdings, Inc. (a)	14,300	58,487
ORIC Pharmaceuticals, Inc. (a)	200	1,840
Pacira BioSciences, Inc. (a)	600	20,244
Passage Bio, Inc. (a)	3,200	3,232
PDS Biotechnology Corp. (a)	4,700	23,359
Personalis, Inc. (a)	4,500	9,450
Phibro Animal Health Corp., Class A	1,000	11,580
Phio Pharmaceuticals Corp. (a)	41	31
Pliant Therapeutics, Inc. (a)	3,900	70,629
PMV Pharmaceuticals, Inc. (a)	2,400	7,440
Precision BioSciences, Inc. (a)	7,300	2,665
Prelude Therapeutics, Inc. (a)	1,200	5,124
Prime Medicine, Inc. (a)	100	886
Protagonist Therapeutics, Inc. (a)	8,000	183,440
Protara Therapeutics, Inc. (a)	400	748
PTC Therapeutics, Inc. (a)	6,100	168,116
Puma Biotechnology, Inc. (a)	3,900	16,887
Pyxis Oncology, Inc. (a)	700	1,260
Quanterix Corp. (a)	4,700	128,498
Quince Therapeutics, Inc. (a)	2,100	2,205
Rain Oncology, Inc. (a)	3,000	3,600
RAPT Therapeutics, Inc. (a)	3,300	82,005
Recursion Pharmaceuticals, Inc., Class A (a)	100	986
Relay Therapeutics, Inc. (a)	4,400	48,444
Relmada Therapeutics, Inc. (a)	4,700	19,458
Replimune Group, Inc. (a)	6,000	50,580
Rigel Pharmaceuticals, Inc. (a)	15,900	23,055
Rocket Pharmaceuticals, Inc. (a)	4,300	128,871
Royalty Pharma PLC, Class A	20,200	567,418
Sage Therapeutics, Inc. (a)	100	2,167
Sangamo Therapeutics, Inc. (a)	33,000	17,929
Sarepta Therapeutics, Inc. (a)	14,900	1,436,807
Science 37 Holdings, Inc. (a)	60	320

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Seelos Therapeutics, Inc. (a)	30	$42
Seer, Inc. (a)	2,300	4,462
Sensei Biotherapeutics, Inc. (a)	400	277
Shattuck Labs, Inc. (a)	100	713
Spruce Biosciences, Inc. (a)	1,400	4,102
Standard BioTools, Inc. (a)	200	442
Strongbridge Biopharma (a),(b)	5,000	—
Supernus Pharmaceuticals, Inc. (a)	3,700	107,078
Sutro Biopharma, Inc. (a)	4,200	18,018
Synaptogenix, Inc. (a)	400	109
Syndax Pharmaceuticals, Inc. (a)	2,300	49,703
Synlogic, Inc. (a)	173	666
Tarsus Pharmaceuticals, Inc. (a)	300	6,075
Tenaya Therapeutics, Inc. (a)	1,500	4,860
TG Therapeutics, Inc. (a)	3,900	66,612
Tourmaline Bio, Inc. (a)	270	7,069
Travere Therapeutics, Inc. (a)	13,100	117,769
Twist Bioscience Corp. (a)	600	22,116
Ultragenyx Pharmaceutical, Inc. (a)	5,200	248,664
UroGen Pharma Ltd. (a)	100	1,500
Vanda Pharmaceuticals, Inc. (a)	12,200	51,484
Ventyx Biosciences, Inc. (a)	12,900	31,863
Verastem, Inc. (a)	1,108	9,019
Vericel Corp. (a)	2,600	92,586
Viridian Therapeutics, Inc. (a)	1,100	23,958
Werewolf Therapeutics, Inc. (a)	1,700	6,562
XBiotech, Inc. (a)	300	1,200
Xencor, Inc. (a)	4,100	87,043
Xenon Pharmaceuticals, Inc. (a)	2,900	133,574
Y-mAbs Therapeutics, Inc. (a)	3,000	20,460

		43,939,129

Real Estate Management & Development — 0.0%
Corp. Inmobiliaria Vesta SAB de CV, ADR	11,993	475,163
Douglas Elliman, Inc.	100	295
FirstService Corp.	100	16,209
Forestar Group, Inc. (a)	1,300	42,991
Opendoor Technologies, Inc. (a)	57,800	258,944
Rafael Holdings, Inc., Class B (a)	500	915
RE/MAX Holdings, Inc., Class A	700	9,331
Redfin Corp. (a)	21,700	223,944
RMR Group, Inc. (The), Class A	900	25,407
Tejon Ranch Co. (a)	500	8,600

		1,061,799

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc. (a)	200	29,482
Alpha & Omega Semiconductor Ltd. (a)	1,600	41,696
Ambarella, Inc. (a)	7,600	465,804
Amtech Systems, Inc. (a)	400	1,680
ARM Holdings PLC, ADR (a)	90,045	6,766,432
AXT, Inc. (a)	4,500	10,800
Broadcom, Inc. (c)	678	756,817

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
CEVA, Inc. (a)	700	$15,897
Credo Technology Group Holding Ltd. (a)	191,740	3,733,178
CVD Equipment Corp. (a)	100	443
Diodes, Inc. (a)	300	24,156
Everspin Technologies, Inc. (a)	2,000	18,080
FormFactor, Inc. (a)	2,400	100,104
Intel Corp.	500	25,125
inTEST Corp. (a)	1,900	25,840
Kopin Corp. (a)	5,900	11,977
Lattice Semiconductor Corp. (a)	9,200	634,708
Maxeon Solar Technologies Ltd. (a)	11,100	79,587
MaxLinear, Inc. (a)	6,900	164,013
Micron Technology, Inc.	124,700	10,641,898
NVIDIA Corp. (c)	23,842	11,807,035
PDF Solutions, Inc. (a)	1,900	61,066
Photronics, Inc. (a)	5,700	178,809
Pixelworks, Inc. (a)	2,400	3,144
Qorvo, Inc. (a)	900	101,349
QUALCOMM, Inc.	43,400	6,276,942
Semtech Corp. (a)	3,600	78,876
Silicon Laboratories, Inc. (a)	1,000	132,270
SiTime Corp. (a)	1,900	231,952
SkyWater Technology, Inc. (a)	1,400	13,468
Skyworks Solutions, Inc.	1,600	179,872
SMART Global Holdings, Inc. (a)	5,700	107,901
SolarEdge Technologies, Inc. (a)	12,400	1,160,640
Synaptics, Inc. (a)	4,900	558,992
Teradyne, Inc.	1,600	173,632
Veeco Instruments, Inc. (a)	3,730	115,742

		44,729,407

Software & Services — 2.2%
8x8, Inc. (a)	18,300	69,357
A10 Networks, Inc.	7,400	97,458
ACI Worldwide, Inc. (a)	159,570	4,882,842
Agilysys, Inc. (a)	1,000	84,820
Alarm.com Holdings, Inc. (a)	300	19,386
Altair Engineering, Inc., Class A (a)	1,200	100,980
Amdocs Ltd.	100	8,789
American Software, Inc., Class A	2,600	29,380
Appfolio, Inc., Class A (a)	200	34,648
AppLovin Corp., Class A (a)	36,400	1,450,540
Arteris, Inc. (a)	100	589
Asana, Inc., Class A (a)	11,700	222,417
Atlassian Corp., Class A (a)	300	71,358
Backblaze, Inc., Class A (a)	3,400	25,806
BigCommerce Holdings, Inc., Series 1 (a)	4,100	39,893
Bitfarms Ltd. (a)	100	291
Brightcove, Inc. (a)	3,800	9,842
Cerence, Inc. (a)	900	17,694
Cipher Mining, Inc. (a)	100	413
Cleanspark, Inc. (a)	100	1,103

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Clearwater Analytics Holdings, Inc., Class A (a)	132,755	$2,659,082
Cloudflare, Inc., Class A (a)	38,200	3,180,532
CommVault Systems, Inc. (a)	2,000	159,700
Confluent, Inc., Class A (a)	7,200	168,480
Crowdstrike Holdings, Inc., Class A (a)	25,800	6,587,256
Datadog, Inc., Class A (a),(c)	5,800	704,004
Digimarc Corp. (a)	900	32,508
DigitalOcean Holdings, Inc. (a)	2,900	106,401
DocuSign, Inc. (a)	44,800	2,663,360
Domo, Inc., Class B (a)	2,500	25,725
Edgio, Inc. (a)	9,900	3,391
eGain Corp. (a)	1,200	9,996
Elastic NV (a)	8,200	924,140
Expensify, Inc., Class A (a)	2,300	5,681
Fastly, Inc., Class A (a)	20,900	372,020
Fortinet, Inc. (a)	51,000	2,985,030
Freshworks, Inc., Class A (a)	8,300	194,967
Gartner, Inc. (a)	1,000	451,110
Gitlab, Inc., Class A (a)	11,500	724,040
GoDaddy, Inc., Class A (a)	1,900	201,704
Greenidge Generation Holdings, Inc. (a)	20	134
Hackett Group, Inc. (The)	1,000	22,770
HashiCorp, Inc., Class A (a)	3,000	70,920
Hive Digital Technologies Ltd. (a)	200	906
HubSpot, Inc. (a)	1,100	638,594
Informatica, Inc., Class A (a)	1,300	36,907
Information Services Group, Inc.	1,100	5,181
Instructure Holdings, Inc. (a)	100	2,701
Intapp, Inc. (a)	600	22,812
Intellicheck, Inc. (a)	700	1,330
Klaviyo, Inc., Class A (a)	30,115	836,595
Kyndryl Holdings, Inc. (a)	200	4,156
LivePerson, Inc. (a)	17,700	67,083
LiveRamp Holdings, Inc. (a)	5,500	208,340
Manhattan Associates, Inc. (a)	500	107,660
Marathon Digital Holdings, Inc. (a)	14,600	342,954
Microsoft Corp. (c)	37,619	14,146,249
Mitek Systems, Inc. (a)	300	3,912
Model N, Inc. (a)	2,400	64,632
Monday.com Ltd. (a)	8,700	1,633,947
MongoDB, Inc. (a)	4,900	2,003,365
N-able, Inc. (a)	5,500	72,875
NetSol Technologies, Inc. (a)	200	430
Nutanix, Inc., Class A (a)	40,508	1,931,826
Olo, Inc., Class A (a)	2,600	14,872
ON24, Inc. (a)	800	6,304
Oracle Corp.	5,300	558,779
Pagaya Technologies Ltd., Class A (a)	6,900	9,522
Palantir Technologies, Inc., Class A (a)	192,600	3,306,942
Phunware, Inc. (a)	100	8
Procore Technologies, Inc. (a)	30,008	2,077,154
PTC, Inc. (a)	1,000	174,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Q2 Holdings, Inc. (a)	132,763	$5,763,242
Qualys, Inc. (a)	3,300	647,724
Rackspace Technology, Inc. (a)	1,300	2,600
Red Violet, Inc. (a)	100	1,997
Rimini Street, Inc. (a)	5,700	18,639
RingCentral, Inc., Class A (a)	1,600	54,320
Samsara, Inc., Class A (a)	39,200	1,308,496
SecureWorks Corp., Class A (a)	500	3,690
SEMrush Holdings, Inc., Class A (a)	3,100	42,346
SentinelOne, Inc., Class A (a)	47,500	1,303,400
Snowflake, Inc., Class A (a)	24,204	4,816,596
SolarWinds Corp. (a)	6,700	83,683
SoundThinking, Inc. (a)	300	7,662
Sprinklr, Inc., Class A (a)	1,000	12,040
SPS Commerce, Inc. (a)	200	38,768
Squarespace, Inc., Class A (a)	10,200	336,702
Telos Corp. (a)	6,900	25,185
Tenable Holdings, Inc. (a)	6,400	294,784
Twilio, Inc., Class A (a)	800	60,696
UiPath, Inc., Class A (a)	106,300	2,640,492
Unisys Corp. (a)	12,800	71,936
Unity Software, Inc. (a)	44,100	1,803,249
Upland Software, Inc. (a)	5,000	21,150
Varonis Systems, Inc. (a)	6,900	312,432
VeriSign, Inc. (a)	1,700	350,132
Vertex, Inc., Class A (a)	3,600	96,984
VirnetX Holding Corp. (a)	210	1,470
Weave Communications, Inc. (a)	5,700	65,379
Workiva, Inc. (a)	2,300	233,519
Yext, Inc. (a)	10,300	60,667
Zoom Video Communications, Inc., Class A (a)	56,400	4,055,724
Zscaler, Inc. (a)	25,700	5,694,092
Zuora, Inc., Class A (a)	13,900	130,660

		88,062,009

Technology Hardware & Equipment — 1.2%
Aeva Technologies, Inc. (a)	6,100	4,622
Airgain, Inc. (a)	300	1,068
Amphenol Corp., Class A	97,602	9,675,286
Apple, Inc. (c)	69,838	13,445,910
Arlo Technologies, Inc. (a)	3,000	28,560
Arrow Electronics, Inc. (a)	500	61,125
Aviat Networks, Inc. (a)	800	26,128
Avnet, Inc.	600	30,240
Bel Fuse, Inc., Class B	600	40,062
Benchmark Electronics, Inc.	1,600	44,224
CalAmp Corp. (a)	4,400	1,104
Cambium Networks Corp. (a)	1,200	7,200
Casa Systems, Inc. (a)	100	53
Celestica, Inc. (a)	5,300	155,184
CommScope Holding Co., Inc. (a)	15,200	42,864
CompoSecure, Inc. (a)	1,700	9,180

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Comtech Telecommunications Corp.	1,900	$16,017
CPI Card Group, Inc. (a)	400	7,676
Crane NXT Co.	2,200	125,114
Daktronics, Inc. (a)	2,000	16,960
Dell Technologies, Inc., Class C	100	7,650
Digi International, Inc. (a)	100	2,600
DZS, Inc. (a)	700	1,379
EMCORE Corp. (a)	5,700	2,787
Evolv Technologies Holdings, Inc. (a)	6,600	31,152
Extreme Networks, Inc. (a)	12,600	222,264
FARO Technologies, Inc. (a)	2,100	47,313
Flex Ltd. (a)	500	15,230
Harmonic, Inc. (a)	3,500	45,640
Hewlett Packard Enterprise Co.	103,700	1,760,826
HP, Inc. (c)	23,330	702,000
Identiv, Inc. (a)	1,000	8,240
Immersion Corp.	4,400	31,064
Infinera Corp. (a)	10,300	48,925
Inseego Corp. (a)	1,000	220
IonQ, Inc. (a)	9,600	118,944
IPG Photonics Corp. (a)	2,200	238,788
Itron, Inc. (a)	1,800	135,918
Kimball Electronics, Inc. (a)	200	5,390
Lumentum Holdings, Inc. (a)	5,300	277,826
Methode Electronics, Inc.	2,100	47,733
Neonode, Inc. (a)	100	229
NETGEAR, Inc. (a)	3,000	43,740
NetScout Systems, Inc. (a)	800	17,560
nLight, Inc. (a)	2,900	39,150
PAR Technology Corp. (a)	300	13,062
PC Connection, Inc.	100	6,721
Plexus Corp. (a)	100	10,813
Pure Storage, Inc., Class A (a)	40,900	1,458,494
Ribbon Communications, Inc. (a)	3,000	8,700
Sanmina Corp. (a)	2,000	102,740
ScanSource, Inc. (a)	500	19,805
Super Micro Computer, Inc. (a)	15,895	4,518,313
TD SYNNEX Corp.	200	21,522
Teledyne Technologies, Inc. (a)	32,600	14,549,054
Vishay Precision Group, Inc. (a)	500	17,035
Western Digital Corp. (a)	10,900	570,833
Xerox Holdings Corp.	1,700	31,161

		48,919,398

Telecommunication Services — 0.1%
Bandwidth, Inc., Class A (a)	4,100	59,327
EchoStar Corp., Class A (a)	1,000	16,570
Gogo, Inc. (a)	2,400	24,312
IDT Corp., Class B (a)	800	27,272
Learfield Communications LLC (a),(c)	91,802	3,924,536
Lumen Technologies, Inc. (a)	221,900	406,077
NII Holdings, Inc. (a),(b)	50,677	13,176

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ooma, Inc. (a)	800	$8,584
Spok Holdings, Inc.	3,300	51,084
Telephone & Data Systems, Inc.	200	3,670
T-Mobile U.S., Inc. (c)	5,464	876,043

		5,410,651

Transportation — 0.4%
Air Transport Services Group, Inc. (a)	2,000	35,220
Avis Budget Group, Inc. (a)	2,500	443,150
Canadian Pacific Kansas City Ltd.	140,000	11,068,400
Covenant Logistics Group, Inc.	200	9,208
Daseke, Inc. (a)	4,300	34,830
Heartland Express, Inc.	700	9,982
Hub Group, Inc., Class A (a)	200	18,388
Lyft, Inc., Class A (a)	84,477	1,266,310
Marten Transport Ltd.	2,799	58,723
Mesa Air Group, Inc. (a)	3,600	3,636
Norfolk Southern Corp.	2,500	590,950
PAM Transportation Services, Inc. (a)	100	2,078
Pangaea Logistics Solutions Ltd.	2,100	17,304
Radiant Logistics, Inc. (a)	2,200	14,608
RXO, Inc. (a)	100	2,326
Schneider National, Inc., Class B	2,000	50,900
Seanergy Maritime Holdings Corp.	30	235
TuSimple Holdings, Inc., Class A (a)	29,900	26,246
Uber Technologies, Inc. (a)	1,800	110,826
Universal Logistics Holdings, Inc.	300	8,406

		13,771,726

Utilities — 0.2%
Artesian Resources Corp., Class A	300	12,435
Avangrid, Inc.	3,100	100,471
Chesapeake Utilities Corp.	15,005	1,584,978
Consolidated Water Co. Ltd.	100	3,560
Evergy, Inc.	7,900	412,380
Hawaiian Electric Industries, Inc.	24,100	341,979
NextEra Energy, Inc.	200	12,148
NRG Energy, Inc.	49,600	2,564,320
PG&E Corp.	179,954	3,244,571
PNM Resources, Inc.	7,200	299,520
Sunnova Energy International, Inc. (a),(c)	30,993	472,643
TransAlta Corp.	2,200	18,282
Unitil Corp.	200	10,514
York Water Co. (The)	400	15,448

		9,093,249

Total North America		717,784,139

Oceania — 0.0%
Energy — 0.0%
Imperial Petroleum, Inc., (a)	40	106

Software & Services — 0.0%
Iris Energy Ltd., (a)	11,900	85,085

Total Oceania		85,191

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
South America — 0.1%
Banks — 0.0%
Grupo Supervielle SA, ADR (a)	300	$1,218
NU Holdings Ltd., Class A (a)	160,300	1,335,299

		1,336,517

Capital Goods — 0.0%
Embraer SA, ADR (a)	100	1,845

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	9,063	115,009
Despegar.com Corp. (a)	1,800	17,028

		132,037

Energy — 0.0%
Geopark Ltd.	1,900	16,283
Gran Tierra Energy, Inc. (a)	6,690	37,732

		54,015

Financial Services — 0.1%
Dlocal Ltd. (a)	10,400	183,976
StoneCo Ltd., Class A (a)	44,100	795,123
XP, Inc., Class A	28,500	742,995

		1,722,094

Food, Beverage & Tobacco — 0.0%
Adecoagro SA,	300	3,330

Materials — 0.0%
Gerdau SA, ADR	200	970
Loma Negra Cia Industrial Argentina SA, ADR	200	1,418
Nexa Resources SA (a)	700	4,998

		7,386

Media & Entertainment — 0.0%
VTEX, Class A (a)	7,900	54,352

Utilities — 0.0%
Cia Energetica de Minas Gerais, ADR	10,600	24,592

Total South America		3,336,168

TOTAL COMMON STOCK (COST $658,402,426)		741,452,682

PREFERRED STOCK — 0.2%
North America — 0.2%
Commercial & Professional Services — 0.0%
Journey Group PLC (a),(b),(c)	15,330	314,572

Consumer Discretionary Distribution & Retail — 0.1%
Guitar Center, Inc. (a),(b),(c)	38,645	3,207,535

Health Care Equipment & Services — 0.1%
ATI Physical Therapy, Inc. (a),(b),(c)	3,039	2,355,225

Total North America		5,877,332

TOTAL PREFERRED STOCK (COST $8,825,537)		5,877,332

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 5.4%
Europe — 0.4%
Allegro CLO XV Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 3.65%, 9.07%, 07/20/35 (c),(d),(e)	$1,500,000	$1,430,428
Ares LXVI CLO Ltd., Series 2022-66A, Class ER, 3 mo. TSFR + 7.00%, 12.38%, 07/25/36 (c),(d),(e)	2,000,000	1,940,052
Bain Capital Credit CLO Ltd.,
Series 2020-4A, Class D1AR, 3 mo. TSFR + 4.75%, 10.17%, 10/20/36 (c),(d),(e)	1,000,000	1,001,557
Series 2020-4A, Class ER, 3 mo. TSFR + 7.98%, 13.40%, 10/20/36 (c),(d),(e)	1,000,000	996,014
Series 2023-1A, Class D, 3 mo. TSFR + 4.90%, 10.29%, 04/16/36 (c),(d),(e)	1,000,000	998,074
Ballyrock CLO Ltd., Series 2022-19A, Class B, 3 mo. TSFR + 2.35%, 7.77%, 04/20/35 (c),(d),(e)	1,250,000	1,233,171
Dryden 107 CLO Ltd., Series 2023-107A, Class E, 3 mo. TSFR + 7.73%, 13.12%, 08/15/35 (c),(d),(e)	500,000	495,321
OCP CLO Ltd., Series 2022-24A, Class C, 3 mo. TSFR + 2.55%, 7.97%, 07/20/35 (c),(d),(e)	2,500,000	2,480,440
Palmer Square CLO Ltd., Series 2020-3A, Class BR2, 3 mo. TSFR + 2.65%, 8.02%, 11/15/36 (c),(d),(e)	5,000,000	5,000,000

Total Europe		15,575,057

North America — 5.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 5.79%, 12/25/36 (c),(e)	2,471,215	720,819
AIMCO CLO, Series 2015-AA, Class DR2, 3 mo. TSFR + 3.31%, 8.71%, 10/17/34 (c),(d),(e)	1,700,000	1,684,936
Allegro CLO XI Ltd., Series 2019-2A, Class D, 3 mo. TSFR + 4.21%, 9.61%, 01/19/33 (c),(d),(e)	1,500,000	1,489,117
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. TSFR + 7.36%, 12.77%, 01/21/32 (c),(d),(e)	2,250,000	2,211,741
AMMC CLO 24 Ltd., Series 2021-24A, Class E, 3 mo. TSFR + 6.83%, 12.25%, 01/20/35 (c),(d),(e)	1,000,000	950,090
Apidos CLO XVIII Ltd., Series 2018-18A, Class C, 3 mo. TSFR + 2.46%, 7.87%, 10/22/30 (c),(d),(e)	1,500,000	1,494,961
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. TSFR + 7.60%, 13.00%, 10/15/32 (c),(d),(e)	250,000	245,436
Ares LVIII CLO Ltd., Series 2020-58A, Class CR, 3 mo. TSFR + 2.10%, 7.49%, 01/15/35 (c),(d),(e)	1,900,000	1,836,852
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. TSFR + 6.51%, 11.93%, 10/20/34 (c),(d),(e)	1,000,000	931,749
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, 3 mo. TSFR + 8.55%, 13.93%, 04/25/35 (c),(d),(e)	1,000,000	997,695
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. TSFR + 7.12%, 12.52%, 07/15/34 (c),(d),(e)	1,500,000	1,427,429
Bain Capital Credit CLO Ltd.,
Series 2022-1A, Class A1, 3 mo. TSFR + 1.32%, 6.72%, 04/18/35 (c),(d),(e)	7,000,000	6,939,142
Series 2023-2A, Class E, 3 mo. TSFR + 8.48%, 13.71%, 07/18/36 (c),(d),(e)	1,000,000	1,004,756
Balboa Bay Loan Funding Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.41%, 8.82%, 01/20/32 (c),(d),(e)	1,185,000	1,174,002
Series 2021-1A, Class E, 3 mo. TSFR + 6.42%, 11.84%, 07/20/34 (c),(d),(e)	1,000,000	901,809
Series 2023-1A, Class D, 3 mo. TSFR + 5.50%, 10.92%, 04/20/35 (c),(d),(e)	1,000,000	997,381
Series 2023-2A, Class D, 3 mo. TSFR + 4.50%, 9.92%, 10/20/36 (c),(d),(e)	1,250,000	1,251,540
Ballyrock CLO Ltd.,
Series 2020-14A, Class C, 3 mo. TSFR + 3.86%, 9.28%, 01/20/34 (c),(d),(e)	2,000,000	1,991,994
Series 2022-20A, Class CR, 3 mo. TSFR + 4.15%, 9.54%, 07/15/34 (c),(d),(e)	2,000,000	1,996,704
Series 2022-20A, Class DR, 3 mo. TSFR + 7.25%, 12.64%, 07/15/34 (c),(d),(e)	1,500,000	1,496,439

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Barings CLO Ltd.,
Series 2018-4A, Class D, 3 mo. TSFR + 3.16%, 8.56%, 10/15/30 (c),(d),(e)	$1,000,000	$985,689
Series 2019-2A, Class DR, 3 mo. TSFR + 7.04%, 12.44%, 04/15/36 (c),(d),(e)	500,000	481,315
Series 2021-2A, Class E, 3 mo. TSFR + 6.51%, 11.91%, 07/15/34 (c),(d),(e)	1,000,000	952,991
Series 2022-2A, Class D, 3 mo. TSFR + 4.25%, 9.64%, 07/15/35 (c),(d),(e)	1,500,000	1,492,390
Series 2023-3A, Class D, 3 mo. TSFR + 4.50%, 9.91%, 10/15/36 (c),(d),(e)	1,500,000	1,498,587
Series 2023-3A, Class E, 3 mo. TSFR + 7.33%, 12.74%, 10/15/36 (c),(d),(e)	1,000,000	997,257
BDS Ltd., Series 2021-FL7, Class C, 1 mo. TSFR + 1.81%, 7.17%, 06/16/36 (c),(d),(e)	1,000,000	961,409
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. TSFR + 7.46%, 12.88%, 01/20/32 (c),(d),(e)	1,000,000	974,731
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. TSFR + 3.76%, 9.18%, 04/20/34 (c),(d),(e)	2,000,000	1,929,786
Series 2016-10A, Class DRR, 3 mo. TSFR + 7.01%, 12.43%, 04/20/34 (c),(d),(e)	1,000,000	978,673
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. TSFR + 7.01%, 12.41%, 07/15/34 (c),(d),(e)	1,000,000	987,938
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. TSFR + 6.96%, 12.36%, 10/15/34 (c),(d),(e)	1,000,000	980,206
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. TSFR + 3.91%, 9.29%, 04/25/34 (c),(d),(e)	1,800,000	1,792,852
BHG Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (c),(d)	312,000	277,245
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 12.50%, 07/25/34 (c),(d),(e)	1,000,000	907,678
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. TSFR + 6.66%, 12.06%, 04/15/34 (c),(d),(e)	250,000	227,788
BlueMountain CLO XXX Ltd., Series 2020-30A, Class AR, 3 mo. TSFR + 1.37%, 6.76%, 04/15/35 (c),(d),(e)	7,250,000	7,204,753
BlueMountain CLO XXXII Ltd., Series 2021-32A, Class D, 3 mo. TSFR + 3.66%, 9.06%, 10/15/34 (c),(d),(e)	2,000,000	1,925,048
BPCRE Ltd.,
Series 2022-FL2, Class AS, 1 mo. TSFR + 3.10%, 8.46%, 01/16/37 (c),(d),(e)	1,000,000	997,667
Series 2022-FL2, Class B, 1 mo. TSFR + 3.80%, 9.16%, 01/16/37 (c),(d),(e)	1,000,000	996,380
Broad River BSL Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 12.18%, 07/20/34 (c),(d),(e)	2,000,000	1,939,806
BSPRT Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 9.28%, 07/15/39 (c),(d),(e)	1,277,000	1,223,902
Canyon CLO Ltd., Series 2021-3A, Class D, 3 mo. TSFR + 3.31%, 8.71%, 07/15/34 (c),(d),(e)	1,000,000	963,642
Capital Four US CLO III Ltd., Series 2022-2A, Class D1, 3 mo. TSFR + 5.80%, 11.21%, 01/21/35 (c),(d),(e)	1,000,000	999,770
Carlyle U.S. CLO Ltd., Series 2019-1A, Class CR, 3 mo. TSFR + 3.61%, 9.03%, 04/20/31 (c),(d),(e)	1,500,000	1,481,067
Carlyle US CLO Ltd.,
Series 2019-2A, Class CR, 3 mo. TSFR + 3.46%, 8.86%, 07/15/32 (c),(d),(e)	1,500,000	1,449,451
Series 2020-1A, Class DR, 3 mo. TSFR + 6.51%, 11.93%, 07/20/34 (c),(d),(e)	1,000,000	965,851
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 1.00%, 01/27/36 (c),(d),(e)	1,000,000	996,800
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. TSFR + 6.03%, 11.43%, 07/16/31 (c),(d),(e)	2,000,000	1,769,008
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. TSFR + 6.83%, 12.25%, 04/20/32 (c),(d),(e)	2,500,000	2,368,527
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.86%, 12.28%, 07/20/34 (c),(d),(e)	1,000,000	917,907
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. TSFR + 6.87%, 12.28%, 07/23/34 (c),(d),(e)	1,500,000	1,403,082
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. TSFR + 3.57%, 8.99%, 04/20/34 (c),(d),(e)	1,000,000	965,537

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-6A, Class ERR, 3 mo. TSFR + 6.98%, 12.40%, 04/20/34 (c),(d),(e)	$1,250,000	$1,186,484
Cedar Funding XVII CLO Ltd., Series 2023-17A, Class E, 3 mo. TSFR + 8.16%, 13.59%, 07/20/36 (c),(d),(e)	1,000,000	998,562
CIFC Funding Ltd.,
Series 2019-3A, Class CR, 3 mo. TSFR + 3.31%, 8.71%, 10/16/34 (c),(d),(e)	1,140,000	1,127,340
Series 2019-3A, Class DR, 3 mo. TSFR + 7.06%, 12.46%, 10/16/34 (c),(d),(e)	1,000,000	992,978
Series 2021-6A, Class D, 3 mo. TSFR + 3.36%, 8.76%, 10/15/34 (c),(d),(e)	1,000,000	993,352
CoreVest American Finance Ltd.,
Series 2017-2, Class M, 5.38%, 12/25/27 (c),(d),(e)	1,000,000	915,341
Series 2019-2, Class XA, 2.40%, 06/15/52 (c),(d),(e),(f)	2,405,606	19,611
Series 2019-3, Class XA, 2.03%, 10/15/52 (c),(d),(e),(f)	7,584,280	150,108
Series 2020-1, Class E, 4.66%, 03/15/50 (c),(d),(e)	125,000	108,056
Series 2020-4, Class XB, 2.76%, 12/15/52 (c),(d),(e),(f)	1,000,000	99,991
Series 2020-4, Class XA, 3.81%, 12/15/52 (c),(d),(e),(f)	703,778	55,458
Series 2021-1, Class XA, 2.89%, 04/15/53 (c),(d),(e),(f)	685,492	39,098
Series 2021-2, Class XA, 3.00%, 07/15/54 (c),(d),(e),(f)	792,616	62,867
Countrywide Asset-Backed Certificates Trust, Series 2005-BC4, Class M9, 1 mo. TSFR + 2.74%, 8.10%, 08/25/35 (c),(e)	402,081	273,565
Dryden 92 CLO Ltd., Series 2021-92A, Class E, 3 mo. TSFR + 6.76%, 12.13%, 11/20/34 (c),(d),(e)	1,269,871	1,176,541
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. TSFR + 6.41%, 11.78%, 08/20/34 (c),(d),(e)	1,000,000	908,408
Eaton Vance CLO Ltd., Series 2013-1A, Class C3R, 3 mo. TSFR + 3.66%, 9.06%, 01/15/34 (c),(d),(e)	2,500,000	2,468,580
Elmwood CLO 21 Ltd., Series 2022-8A, Class DR, 3 mo. TSFR + 4.00%, 9.42%, 10/20/36 (c),(d),(e)	1,000,000	1,001,623
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 12.29%, 10/20/34 (c),(d),(e)	1,500,000	1,421,009
FS Rialto Issuer LLC,
Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 8.59%, 01/19/39 (c),(d),(e)	1,000,000	975,655
Series 2022-FL5, Class B, 1 mo. TSFR + 3.37%, 8.73%, 06/19/37 (c),(d),(e)	155,000	152,461
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 9.28%, 06/19/37 (c),(d),(e)	1,000,000	982,545
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 12.34%, 04/15/35 (c),(d),(e)	1,000,000	971,652
Galaxy 31 CLO Ltd.,
Series 2023-31A, Class D, 3 mo. TSFR + 5.25%, 10.64%, 04/15/36 (c),(d),(e)	1,500,000	1,501,447
Series 2023-31A, Class E, 3 mo. TSFR + 8.43%, 13.82%, 04/15/36 (c),(d),(e)	2,000,000	1,996,530
Galaxy 32 CLO Ltd., Series 2023-32A, Class D, 3 mo. TSFR + 4.30%, 9.67%, 10/20/36 (c),(d),(e)	1,000,000	1,001,003
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. TSFR + 6.76%, 12.16%, 04/16/34 (c),(d),(e)	500,000	476,092
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. TSFR + 6.04%, 11.43%, 05/16/31 (c),(d),(e)	1,000,000	938,985
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ER, 3 mo. TSFR + 6.41%, 11.83%, 10/20/34 (c),(d),(e)	1,000,000	982,527
Goldentree Loan Management US CLO Ltd., Series 2022-14A, Class D, 3 mo. TSFR + 4.45%, 9.87%, 07/20/35 (c),(d),(e)	1,500,000	1,494,606
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (c),(d)	361,000	361,860
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 9.00%, 04/15/34 (c),(d),(e)	1,000,000	982,272
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.34%, 06/25/34 (c),(g)	293,143	202,358

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-6, Class AF3, 5.73%, 03/25/36 (c),(e)	$818,832	$258,820
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 6.03%, 05/25/36 (c),(e)	1,527,000	324,811
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. TSFR + 6.59%, 11.99%, 07/15/34 (c),(d),(e)	1,500,000	1,406,609
Halsey Point CLO I Ltd., Series 2019-1A, Class E, 3 mo. TSFR + 7.96%, 13.38%, 01/20/33 (c),(d),(e)	1,000,000	977,847
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 12.39%, 04/20/34 (c),(d),(e)	1,500,000	1,437,166
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 12.59%, 01/30/35 (c),(d),(e)	1,000,000	930,003
Halseypoint CLO 7 Ltd., Series 2023-7A, Class D, 3 mo. TSFR + 5.84%, 11.10%, 07/20/36 (c),(d),(e)	1,000,000	1,004,506
HPS Loan Management Ltd., Series 2021-16A, Class E, 3 mo. TSFR + 6.76%, 12.17%, 01/23/35 (c),(d),(e)	1,000,000	936,348
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. TSFR + 7.46%, 12.88%, 10/20/34 (c),(d),(e)	1,500,000	1,419,896
Jamestown CLO XVI Ltd., Series 2021-16A, Class D, 3 mo. TSFR + 3.91%, 9.29%, 07/25/34 (c),(d),(e)	1,000,000	971,769
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. TSFR + 1.41%, 6.78%, 02/15/39 (c),(d),(e)	1,000,000	951,042
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1 mo. TSFR + .43%, 5.79%, 11/25/36 (c),(e)	2,901,882	903,083
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 8.97%, 10/25/37 (c),(e)	706,532	430,117
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 5.71%, 10/25/37 (c),(e)	1,501,322	219,232
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 5.83%, 10/25/37 (c),(e)	2,186,932	373,764
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 8.51%, 06/19/37 (c),(d),(e)	1,213,000	1,200,045
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 9.06%, 06/19/37 (c),(d),(e)	1,000,000	978,080
MF1 Ltd.,
Series 2021-FL7, Class C, 1 mo. TSFR + 2.16%, 7.52%, 10/16/36 (c),(d),(e)	310,000	291,986
Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 7.56%, 02/19/37 (c),(d),(e)	847,000	812,708
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 1 mo. TSFR + 3.11%, 8.48%, 07/15/36 (c),(d),(e)	100,000	95,217
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class E, 3 mo. TSFR + 8.66%, 14.06%, 04/18/34 (c),(d),(e)	1,000,000	996,421
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 10.42%, 01/21/37 (c),(d),(e)	1,000,000	999,350
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 3 mo. TSFR + 6.76%, 12.18%, 04/20/31 (c),(d),(e)	1,000,000	964,330
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. TSFR + 6.51%, 11.93%, 10/20/35 (c),(d),(e)	1,000,000	979,361
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. TSFR + 6.62%, 12.02%, 04/15/34 (c),(d),(e)	1,000,000	968,225
OCP CLO Ltd.,
Series 2015-10A, Class CR2, 3 mo. TSFR + 2.31%, 7.69%, 01/26/34 (c),(d),(e)	1,000,000	973,777
Series 2015-10A, Class DR2, 3 mo. TSFR + 3.21%, 8.59%, 01/26/34 (c),(d),(e)	1,000,000	966,161
Series 2020-18A, Class ER, 3 mo. TSFR + 6.69%, 12.11%, 07/20/32 (c),(d),(e)	1,000,000	949,961
Series 2021-22A, Class E, 3 mo. TSFR + 6.86%, 12.28%, 12/02/34 (c),(d),(e)	2,000,000	1,923,454
Series 2022-25A, Class E1, 3 mo. TSFR + 6.15%, 11.57%, 07/20/35 (c),(d),(e)	1,000,000	995,868
Series 2023-28A, Class E, 3 mo. SOFR + 8.40%, 13.82%, 07/16/36 (c),(d),(e)	1,000,000	997,815
Octagon 60 Ltd., Series 2022-1A, Class D1, 3 mo. TSFR + 5.00%, 10.42%, 10/20/35 (c),(d),(e)	1,000,000	997,199

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Octagon 62 Ltd., Series 2022-1A, Class E, 3 mo. TSFR + 7.75%, 13.17%, 01/20/36 (c),(d),(e)	$2,000,000	$1,993,120
OHA Credit Funding 10 Ltd., Series 2021-10A, Class E, 3 mo. TSFR + 6.51%, 11.91%, 01/18/36 (c),(d),(e)	1,000,000	995,693
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 05/08/31 (c),(d)	5,000,000	4,680,645
Palmer Square CLO Ltd.,
Series 2022-3A, Class E, 3 mo. TSFR + 7.98%, 13.40%, 07/20/35 (c),(d),(e)	1,750,000	1,746,146
Series 2022-4A, Class D, 3 mo. TSFR + 5.34%, 10.76%, 10/20/35 (c),(d),(e)	1,000,000	1,012,675
Parallel Ltd., Series 2021-2A, Class D, 3 mo. TSFR + 7.46%, 12.88%, 10/20/34 (c),(d),(e)	1,000,000	923,713
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 12.71%, 04/20/35 (c),(d),(e)	1,000,000	924,979
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 6.45%, 05/25/35 (c),(e)	488,000	276,380
Pikes Peak CLO 2, Series 2018-2A, Class D1R, 3 mo. TSFR + 3.51%, 8.91%, 10/18/34 (c),(d),(e)	2,000,000	1,999,960
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. TSFR + 6.69%, 12.06%, 05/18/34 (c),(d),(e)	1,000,000	979,530
Point Securitization Trust, Series 2021-1, Class A2, 5.56%, 02/25/52 (c),(d),(e)	1,000,000	896,754
Post CLO Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.71%, 12.11%, 10/15/34 (c),(d),(e)	1,000,000	963,737
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. TSFR + 6.81%, 12.21%, 04/16/32 (c),(d),(e)	1,750,000	1,614,672
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 12.27%, 04/17/34 (c),(d),(e)	500,000	440,813
Preston Ridge Partners Mortgage LLC,
Class A2, 3.60%, 09/25/26 (c),(d),(e)	129,000	113,930
Class A2, 3.97%, 10/25/26 (c),(d),(e)	244,000	214,568
Series 2021-6, Class A2, 3.47%, 07/25/26 (c),(d),(g)	100,000	87,236
Series 2021-7, Class A2, 3.67%, 08/25/26 (c),(d),(g)	207,000	186,046
PRET LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (c),(d),(g)	101,000	89,498
Progress Residential Trust,
Series 2022-SFR2, Class E1, 4.55%, 04/17/27 (c),(d)	100,000	93,563
Series 2022-SFR4, Class E1, 6.12%, 05/17/41 (c),(d)	100,000	96,161
Rad CLO 2 Ltd., Series 2018-2A, Class ER, 3 mo. TSFR + 6.26%, 11.66%, 10/15/31 (c),(d),(e)	416,667	390,386
Rad CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.76%, 12.16%, 04/15/32 (c),(d),(e)	1,000,000	947,153
Rad CLO 7 Ltd., Series 2020-7A, Class E, 3 mo. TSFR + 6.76%, 12.16%, 04/17/33 (c),(d),(e)	1,000,000	988,118
Rad CLO Ltd., Series 2023-18A, Class E, 3 mo. TSFR + 8.48%, 13.87%, 04/15/36 (c),(d),(e)	1,000,000	997,787
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 7.39%, 04/25/35 (c),(e)	2,253,000	1,785,865
RASC Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 6.27%, 02/25/36 (c),(e)	322,987	227,775
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 8.42%, 11/25/36 (c),(d),(e)	100,000	91,331
Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 8.97%, 06/25/37 (c),(d),(e)	290,000	286,074
Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 9.66%, 06/25/37 (c),(d),(e)	1,303,000	1,282,063
Rockford Tower CLO Ltd., Series 2020-1A, Class E, 3 mo. TSFR + 7.16%, 12.58%, 01/20/32 (c),(d),(e)	1,500,000	1,436,899
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 11.89%, 07/25/31 (c),(d),(e)	2,250,000	1,985,132
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. TSFR + 3.46%, 8.87%, 07/10/34 (c),(d),(e)	1,000,000	950,262
Series 2021-4A, Class D, 3 mo. TSFR + 7.21%, 12.62%, 07/10/34 (c),(d),(e)	500,000	468,915
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. TSFR + 6.06%, 11.46%, 04/15/36 (c),(d),(e)	1,000,000	944,002
RR15 Ltd., Series 2021-15A, Class C, 3 mo. TSFR + 3.16%, 8.56%, 04/15/36 (c),(d),(e)	1,000,000	952,310
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (c),(d),(e)	1,118,000	1,124,490
Shackleton CLO Ltd., Series 2019-14A, Class ER, 3 mo. TSFR + 7.58%, 13.00%, 07/20/34 (c),(d),(e)	500,000	475,641

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
Signal Peak CLO 7 Ltd., Series 2019-1A, Class D, 3 mo. TSFR + 4.11%, 9.50%, 04/30/32 (c),(d),(e)	$1,500,000		$1,483,833
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 12.13%, 07/15/34 (c),(d),(e)	2,400,000		1,914,845
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 9.06%, 05/17/24 (c),(d),(e)	1,000,000		978,132
Symphony CLO 34-PS Ltd., Series 2022-34A, Class DR, 3 mo. TSFR + 5.25%, 10.65%, 07/24/36 (c),(d),(e)	1,000,000		997,043
Symphony CLO Ltd., Series 2023-38A, Class D, 3 mo. TSFR + 5.20%, 10.60%, 04/24/36 (c),(d),(e)	1,000,000		998,196
Symphony CLO XXIII Ltd., Series 2020-23A, Class DR, 3 mo. TSFR + 3.41%, 8.81%, 01/15/34 (c),(d),(e)	1,000,000		994,976
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. TSFR + 6.61%, 11.98%, 11/18/30 (c),(d),(e)	750,000		745,337
TCW CLO Ltd.,
Series 2017-1A, Class CRR, 3 mo. TSFR + 2.56%, 7.95%, 10/29/34 (c),(d),(e)	1,000,000		971,831
Series 2019-13A, Class ER, 3 mo. TSFR + 6.46%, 11.86%, 04/15/34 (c),(d),(e)	1,250,000		1,234,370
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (c),(d),(e)	3,644,000		3,680,462
Trestles CLO IV Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.51%, 11.92%, 07/21/34 (c),(d),(e)	1,000,000		958,100
Trestles CLO V Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 6.61%, 12.03%, 10/20/34 (c),(d),(e)	1,500,000		1,419,782
Trestles CLO VI Ltd., Series 2023-6A, Class D, 3 mo. TSFR + 5.00%, 0.00%, 01/25/36 (c),(d),(e),(h)	2,000,000		2,001,362
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. TSFR + 7.08%, 12.46%, 01/25/34 (c),(d),(e)	1,000,000		893,180
TRTX Issuer Ltd., Series 2022-FL5, Class AS, 1 mo. SOFR + 2.15%, 7.49%, 02/15/39 (c),(d),(e)	1,000,000		952,059
Vericrest Opportunity Loan Transferee, Class A2, 4.21%, 08/25/51 (c),(d),(g)	100,000		77,080
Vibrant CLO XII Ltd.,
Series 2021-12A, Class C, 3 mo. TSFR + 3.91%, 9.33%, 01/20/34 (c),(d),(e)	1,000,000		972,095
Series 2021-12A, Class D, 3 mo. TSFR + 7.37%, 12.79%, 01/20/34 (c),(d),(e)	2,000,000		1,873,012
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. TSFR + 7.32%, 12.72%, 07/15/34 (c),(d),(e)	1,500,000		1,404,218
Vibrant CLO XVI Ltd., Series 2023-16A, Class C, 3 mo. TSFR + 5.84%, 11.23%, 04/15/36 (c),(d),(e)	1,000,000		1,001,655
VOLT CIII LLC, Class A2, 3.97%, 08/25/51 (c),(d),(g)	124,000		103,997
Voya CLO Ltd.,
Series 2018-3A, Class E, 3 mo. TSFR + 6.01%, 11.41%, 10/15/31 (c),(d),(e)	1,500,000		1,337,060
Series 2020-3A, Class DR, 3 mo. TSFR + 3.51%, 8.93%, 10/20/34 (c),(d),(e)	1,100,000		1,073,937
Series 2021-1A, Class E, 3 mo. TSFR + 6.61%, 12.01%, 07/15/34 (c),(d),(e)	1,000,000		958,596
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + ..79%, 6.15%, 05/25/36 (c),(e)	3,035,610		2,810,522

Total North America			199,892,963

TOTAL ASSET-BACKED SECURITIES (COST $216,883,070)			215,468,020

BANK DEBT — 3.8%
Europe — 0.4%
Entertainment — 0.1%
McLaren Racing Ltd., GBP Term Loan, 0.00%, 12/31/35 (b),(c),(e)	2,408,912	GBP	3,083,631

Investment Company Security — 0.2%
Infinity Bidco U.S. LLC,
2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (b),(c),(e)	$2,544,783		2,544,783

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
Fixed Term Loan, 13.50%, 12/23/24 (b),(c),(e)	$5,996,370		$5,996,370

			8,541,153

Software — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 8.64%, 06/29/29 (c),(e)	2,854,029	EUR	2,849,434
GBP Term Loan B2, 10.67%, 07/30/29 (c),(e)	2,600,970	GBP	2,995,398

			5,844,832

Total Europe			17,469,616

North America — 3.2%
Apparel — 0.0%
Mad Engine Global LLC, Term Loan, 12.61%, 07/15/27 (c),(e)	$0		—

Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2022 Incremental Term Loan, 10.88%, 03/30/27 (b),(c),(e)	1,475,748		1,461,920

Beverages — 0.0%
City Brewing Co. LLC, Term Loan, 9.16%, 04/05/28 (c),(e)	60,387		47,353

Commercial Services — 0.0%
CoreLogic, Inc., Term Loan, 8.97%, 06/02/28 (c),(e)	134,246		130,304
PECF USS Intermediate Holding III Corp., Term Loan B, 9.89%, 12/15/28 (c),(e)	1,205,739		934,194

			1,064,498

Computers — 0.0%
Atlas CC Acquisition Corp.,
Term Loan B, 9.90%, 05/25/28 (c),(e)	1,282,088		1,190,162
Term Loan C, 9.90%, 05/25/28 (c),(e)	260,719		242,025

			1,432,187

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 12.32%, 05/02/28 (c),(e)	9,357,330		9,333,936

Diversified Financial Services — 0.1%
Astra Acquisition Corp., 2021 1st Lien Term Loan, 10.86%, 10/25/28 (c),(e)	131,376		84,300
Curo Group Holdings Corp., Term Loan, 6.00%, 08/02/27 (c),(e)	3,835,076		3,355,691

			3,439,991

Engineering & Construction — 0.3%
Qualtek Buyer LLC,
2023 PIK Second Lien Term Loan, 0.00%, 01/14/27 (c),(e)	5,824,243		4,106,091
2023 PIK Term Loan, 0.00%, 07/14/25 (c),(e)	7,029,743		6,783,702

			10,889,793

Entertainment — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 9.24%, 09/05/25 (c),(e)	4,263,400		4,128,378

Environmental Control — 0.1%
Gopher Resource LLC, 1st Lien Term Loan, 8.72%, 03/06/25 (c),(e)	1,894,668		1,609,938

Food — 0.2%
Alphia, Inc., Term Loan B, 10.35%, 10/02/30 (c),(e)	3,077,545		2,866,733
H Food Holdings LLC,
2018 Incremental Term Loan B2, 4.00%, 05/23/25 (c),(e),(i)	599,492		479,378
2018 Term Loan B, 9.27%, 05/23/25 (c),(e)	6,833,557		5,441,220

			8,787,331

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 10.62%, 12/14/29 (b),(c),(e)	2,830,997		2,590,363

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
Bausch & Lomb Corp., Term Loan, 3.25%, 05/10/27 (c),(e),(i)	$429,884		$424,244

			3,014,607

Healthcare-Services — 0.2%
MED ParentCo LP, 1st Lien Term Loan, 9.72%, 08/31/26 (c),(e)	2,046,739		2,023,468
Team Health Holdings, Inc., 2022 Term Loan B, 10.63%, 03/02/27 (c),(e)	1,518,458		1,149,473
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 10.47%, 06/20/28 (c),(e)	2,093,389		1,571,088
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 13.80%, 01/12/29 (c),(e)	2,500,059		1,866,719
Term Loan, 4.50%, 01/15/28 (c),(e),(i)	333,816		283,327

			6,894,075

Home Furnishings — 0.1%
Stitch Aquisition Corp., Term Loan B, 12.36%, 07/28/28 (c),(e)	1,534,695		813,389
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 9.71%, 10/30/27 (c),(e)	1,159,207		1,009,240
Term Loan B, 8.72%, 10/30/27 (c),(e)	1,144,131		996,618

			2,819,247

Household Products/Wares — 0.0%
WOOF Holdings, Inc., 1st Lien Term Loan, 9.36%, 12/21/27 (c),(e)	128,352		103,460

Housewares — 0.1%
Springs Windows Fashions LLC, 2021 Term Loan B, 9.47%, 10/06/28 (c),(e)	5,619,316		5,025,804

Insurance — 0.2%
Asurion LLC,
2020 Term Loan B8, 8.71%, 12/23/26 (c),(e)	2,015,900		2,009,187
2021 Second Lien Term Loan B4, 10.72%, 01/20/29 (c),(e)	3,633,350		3,416,475
2023 Term Loan B11, 9.71%, 08/19/28 (c),(e)	781,897		778,129

			6,203,791

Investment Company Security — 0.4%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.14%, 08/21/26 (c),(e)	302,167		298,641
HB Acquisitions LLC, 2022 AUD Term Loan, 10.61%, 02/15/25 (b),(c),(e)	21,079,817	AUD	14,077,544
New Millennium HoldCo, Inc., 2020 Term Loan, 10.88%, 05/14/25 (b),(c),(e)	$1,504,042		1,500,282

			15,876,467

Leisure Time — 0.0%
Hornblower Sub LLC,
2020 Super Priority Term Loan, 15.63%, 11/10/25 (c),(e)	503,205		501,006
2021 Incremental Term Loan, 15.63%, 11/10/25 (c),(e)	608,482		605,823

			1,106,829

Machinery-Diversified — 0.4%
Arcline FM Holdings LLC, 2021 2nd Lien Term Loan, 13.61%, 06/23/29 (b),(c),(e)	4,416,711		4,206,917
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 12.11%, 05/21/29 (b),(c),(e)	1,122,432		1,052,280
2021 USD 2nd Lien Term Loan, 11.61%, 05/21/29 (b),(c),(e)	11,545,028		10,794,602
Titan Acquisition Ltd., 2018 Term Loan B, 8.47%, 03/28/25 (c),(e)	318,441		317,778

			16,371,577

Media — 0.2%
A-L Parent LLC, 2023 Take Back Term Loan, 10.86%, 06/30/28 (b),(c),(e)	6,915,365		6,656,039

Miscellaneous Manufactur — 0.1%
TCG AcquisitionCo BV, 2023 EUR Term Loan B, 8.28%, 09/14/28 (b),(c),(e)	3,646,477	EUR	3,951,298

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
Office/Business Equip — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 9.36%, 11/17/29 (b),(c),(e)	$1,289,051		$1,287,440

Oil & Gas — 0.1%
Gulf Finance LLC, 2021 Term Loan, 12.63%, 08/25/26 (c),(e)	3,745,472		3,741,727

Packaging & Containers — 0.0%
LABL, Inc., 2021 USD 1st Lien Term Loan, 5.00%, 10/29/28 (c),(e),(i)	963,334		921,843

Retail — 0.1%
Michaels Cos., Inc., 2021 Term Loan B, 9.86%, 04/15/28 (c),(e)	1,933,635		1,599,116

Software — 0.2%
Castle U.S. Holding Corp.,
EUR Term Loan, 7.71%, 01/29/27 (c),(e)	505,077	EUR	390,306
USD Term Loan B, 9.40%, 01/29/27 (c),(e)	$3,564,751		2,499,140
CentralSquare Technologies, LLC, 2018 1st Lien Term Loan, 3.75%, 08/29/25 (c),(e),(i)	401,730		386,665
Cloud Software Group, Inc., 2022 USD Term Loan A, 9.95%, 09/29/28 (c),(e)	2,579,523		2,509,798
Constant Contact, Inc., Second Lien Term Loan, 13.41%, 02/12/29 (b),(c),(e)	3,982,483		3,385,111
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 9.47%, 12/18/28 (c),(e)	59,044		46,822

			9,217,842

Total North America			126,986,487

Oceania — 0.1%
Lodging — 0.1%
Journey Beyond, AUD Term Loan, 10.11%, 02/15/25 (b),(c),(e)	5,791,945	AUD	3,946,920

Total Oceania			3,946,920

South America — 0.1%
Food Service — 0.1%
TKC Holdings, Inc.,
2021 Term Loan, 10.97%, 05/15/28 (c),(e)	$341,835		324,477
2022 PIK Toggle Holdco Term Loan, 0.00%, 02/15/27 (b),(c),(e)	4,089,751		1,942,632

			2,267,109

Media — 0.0%
LBI Media, Inc., Exit Term Loan, 13.05%, 10/15/24 (b),(c),(e)	325,190		101,134

Total South America			2,368,243

TOTAL BANK DEBT (COST $155,063,700)			150,771,266

CORPORATE BONDS & NOTES — 10.7%
Africa — 0.2%
Chemicals — 0.1%
Sasol Financing USA LLC, 4.38%, 09/18/26 (c)	3,856,000		3,581,261

Electric — 0.1%
Eskom Holdings Soc Ltd., 7.13%, 02/11/25 (c),(j)	2,309,000		2,308,137

Total Africa			5,889,398

Asia — 1.3%
Electric — 0.3%
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (c),(j)	1,939,086		1,868,804
Minejesa Capital BV,
4.63%, 08/10/30 (c),(j)	4,670,000		4,430,662
5.63%, 08/10/37 (c),(j)	1,672,000		1,463,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
3.88%, 07/17/29 (c),(j)	728,000		687,509

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
6.25%, 01/25/49 (c),(j)	$512,000		$533,120
MTN, 5.25%, 05/15/47 (c),(j)	3,345,000		3,126,672

			12,109,767

Energy-Alternate Sources — 0.1%
Greenko Wind Projects Mauritius Ltd, 5.50%, 04/06/25 (c),(j)	2,407,000		2,348,029
SK Battery America, Inc., 2.13%, 01/26/26 (c),(j)	2,374,000		2,192,294

			4,540,323

Internet — 0.3%
Prosus NV,
1.99%, 07/13/33 (c),(j)	1,010,000	EUR	821,176
2.09%, 01/19/30 (c),(j)	1,192,000	EUR	1,097,625
3.26%, 01/19/27 (c),(j)	$4,212,000		3,891,147
4.19%, 01/19/32 (j)	6,000,000		5,175,410

			10,985,358

Investment Company Security — 0.1%
Huarong Finance 2017 Co., Ltd., MTN, 4.25%, 11/07/27 (c),(j)	4,090,000		3,723,781
Huarong Finance 2019 Co,. Ltd., 3.63%, 09/30/30 (c),(j)	291,000		240,215
Huarong Finance 2019 Co., Ltd., MTN, 4.25%, 09/30/25 (c),(e),(j),(k)	207,000		192,146

			4,156,142

Mining — 0.4%
Freeport Indonesia PT,
MTN, 4.76%, 04/14/27 (c),(j)	2,926,000		2,874,795
MTN, 5.32%, 04/14/32 (c),(j)	9,997,000		9,802,858
Indonesia Asahan Aluminium PT, 5.45%, 05/15/30 (j)	1,000,000		1,008,750

			13,686,403

Multi-National — 0.1%
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (c),(j)	3,750,000		3,281,211

Oil & Gas — 0.0%
Thaioil Treasury Center Co., Ltd.,
MTN, 3.50%, 10/17/49 (c),(j)	474,000		318,821
MTN, 3.75%, 06/18/50 (c),(j)	1,563,000		1,100,483

			1,419,304

Real Estate — 0.0%
Scenery Journey Ltd.,
13.00%, (c),(l)	800,000		8,776
GBP Term Loan B2, 11.50%, 10/24/22 (c),(j),(l)	3,901,000		40,960
GBP Term Loan B2, 12.00%, 10/24/23 (c),(j),(l)	400,000		4,380

			54,116

Total Asia			50,232,624

Europe — 1.4%
Agriculture — 0.2%
MHP Lux SA,
6.25%, 09/19/29 (c),(d)	689,000		455,319
GBP Term Loan B2, 6.25%, 09/19/29 (c),(j)	3,232,000		2,135,835
GBP Term Loan B2, 6.95%, 04/03/26 (c),(j)	3,057,000		2,349,304
MHP SE,
7.75%, 05/10/24 (c),(d)	400,000		377,160

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
GBP Term Loan B2, 7.75%, 05/10/24 (c),(j)	$2,813,000		$2,652,378

			7,969,996

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (c),(d)	9,716,000		9,810,002
Mclaren Finance PLC, 7.50%, 08/01/26 (c),(d)	2,523,000		2,163,629

			11,973,631

Entertainment — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (c),(j)	1,147,000	GBP	1,410,771

Food — 0.2%
Bellis Acquisition Co. PLC, GBP Term Loan B2, 3.25%, 02/16/26 (c),(j)	5,563,000	GBP	6,565,529
Forno d’Asolo SpA, GBP Term Loan B2, 9.43%, 04/30/27 (c),(d),(e)	3,404,000	EUR	3,391,456

			9,956,985

Healthcare-Services — 0.1%
Kedrion SpA, 6.50%, 09/01/29 (c),(d)	$3,871,000		3,522,610

Internet — 0.0%
Prosus NV, 4.85%, 07/06/27 (c),(j)	291,000		280,396

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings S.a.r.l.,
3.63%, 10/29/29 (c),(j)	1,111,000	EUR	1,123,917
4.88%, 04/29/32 (c),(j)	1,120,000	GBP	1,263,854
VGP NV,
1.50%, 04/08/29 (c),(j)	600,000	EUR	513,491
1.63%, 01/17/27 (c),(j)	700,000	EUR	676,364
2.25%, 01/17/30 (c),(j)	900,000	EUR	779,905

			4,357,531

Retail — 0.4%
Stonegate Pub Co. Financing 2019 PLC,
8.25%, 07/31/25 (c),(j)	11,373,000	GBP	14,134,180
GBP Term Loan B2, 8.25%, 07/31/25 (c),(d)	215,000	GBP	267,198

			14,401,378

Sovereign — 0.1%
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27 (c),(j),(m)	$2,750,000		2,795,842

Total Europe			56,669,140

Middle East — 0.9%
Commercial Banks — 0.3%
Israel Discount Bank Ltd., 5.38%, 01/26/28 (c),(j)	3,102,000		3,003,071
QNB Finansbank AS,
6.88%, 09/07/24 (c),(j)	4,799,000		4,818,196
10.75%, 11/15/33 (c),(e),(j)	2,681,000		2,882,075

			10,703,342

Electric — 0.2%
Israel Electric Corp. Ltd., 5.00%, 11/12/24 (c)	7,629,000		7,512,379

Investment Company Security — 0.4%
Gaci First Investment Co.,
5.13%, 02/14/53 (c),(j),(m)	8,082,000		7,312,367
5.38%, 10/13/22 (c),(j)	8,459,000		7,555,139

			14,867,506

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Transportation — 0.0%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (c),(j)	$1,455,000	$1,515,062

Total Middle East		34,598,289

North America — 5.9%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/29 (c),(d)	3,492,000	2,903,494
7.75%, 04/15/28 (c),(d)	1,155,000	995,846
9.00%, 09/15/28 (c),(d)	1,903,000	1,985,714

		5,885,054

Auto Manufacturers — 0.1%
Nissan Motor Acceptance Co LLC, 7.05%, 09/15/28 (c),(j)	498,000	525,404
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28 (c),(d)	224,000	236,327
Rivian Holdings LLC, 11.49%, 10/15/26 (c),(d),(e)	2,031,000	2,024,918

		2,786,649

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (c),(d)	3,753,000	3,302,478

Distribution/Wholesale — 0.0%
Verde Purchaser LLC, 10.50%, 11/30/30 (c),(d)	897,000	903,862

Diversified Financial Services — 0.4%
Charles Schwab Corp. (The), Series I, 4.00%, 06/01/26 (c),(e),(k)	6,767,000	5,964,970
Curo Group Holdings Corp., 7.50%, 08/01/28 (c),(d)	14,015,000	4,695,025
MF Global Holdings Ltd., 6.75%, 08/08/16 (b),(c),(l)	436,000	113,360
PHH Mortgage Corp., 7.88%, 03/15/26 (c),(d)	4,863,000	4,355,298

		15,128,653

Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (c),(d)	1,684,000	1,780,881

Food Service — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (c),(d)	6,830,000	6,317,750
10.50%, 05/15/29 (c),(d)	8,359,000	7,564,895

		13,882,645

Hand/Machine Tools — 0.2%
Werner FinCo LP,
11.50%, 06/15/28 (c),(d)	4,137,000	4,297,213
PIK, 14.50%, 10/15/28 (c),(d)	3,018,180	2,505,089

		6,802,302

Healthcare-Services — 0.5%
Akumin Escrow, Inc., 7.50%, 08/01/28 (c),(d),(l)	5,577,000	4,227,924
Akumin, Inc., 7.00%, 11/01/25 (c),(d),(l)	3,344,000	2,708,640
Team Health Holdings, Inc., 6.38%, 02/01/25 (c),(d)	12,108,000	10,140,450
U.S. Renal Care, Inc., 10.63%, 06/28/28 (c),(d)	1,173,200	891,632

		17,968,646

Household Products/Wares — 0.3%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (c),(d)	11,628,000	11,104,740

Housewares — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (c),(d)	2,782,000	1,999,563

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Insurance — 0.2%
Acrisure LLC, 6.00%, 08/01/29 (c),(d)	$3,194,000	$2,902,216
Highlands Holdings Bond Issuer Ltd., PIK, 7.63%, 10/15/25 (c),(d)	5,492,873	5,581,885

		8,484,101

Internet — 0.0%
GrubHub Holdings, Inc., 5.50%, 07/01/27 (c),(d)	895,000	752,337

Leisure Time — 0.2%
Viking Cruises Ltd., 5.88%, 09/15/27 (c),(d)	7,429,000	7,168,985

Lodging — 0.0%
Full House Resorts, Inc., 8.25%, 02/15/28 (c),(d)	1,233,000	1,159,020

Machinery-Diversified — 0.2%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (c),(d)	5,930,000	5,904,014
Titan Acquisition Ltd., 7.75%, 04/15/26 (c),(d)	568,000	571,578

		6,475,592

Media — 0.2%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (c),(d)	10,186,000	9,472,980

Oil & Gas — 1.1%
Calumet Specialty Products Partners LP, 8.13%, 01/15/27 (d)	18,500,000	18,176,250
CITGO Petroleum Corp., 8.38%, 01/15/29 (c),(d)	3,865,000	3,974,495
Petroleos Mexicanos,
6.35%, 02/12/48 (c)	1,543,000	979,206
6.38%, 01/23/45 (c)	1,024,000	667,217
6.63%, 06/15/38 (c)	1,375,000	969,783
6.75%, 09/21/47 (c)	3,196,000	2,091,194
6.95%, 01/28/60 (c)	3,111,000	2,048,876
7.69%, 01/23/50 (c)	19,103,000	13,585,374

		42,492,395

Packaging & Containers — 0.2%
LABL, Inc.,
8.25%, 11/01/29 (c),(d)	1,199,000	1,010,158
10.50%, 07/15/27 (c),(d)	268,000	257,024
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (c),(d)	7,037,000	6,907,202

		8,174,384

Pharmaceuticals — 0.1%
1375209 BC Ltd., 9.00%, 01/30/28 (c),(d)	4,615,000	4,500,087

Pipelines — 0.6%
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (c),(d)	2,198,000	2,280,077
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (c),(d)	19,152,000	19,672,197

		21,952,274

Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (c),(d)	1,611,000	1,707,290
Kennedy-Wilson, Inc., 4.75%, 03/01/29 (c)	196,000	163,644

		1,870,934

Real Estate Investment Trusts — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (c)	2,279,000	2,104,097
XHR LP, 4.88%, 06/01/29 (c),(d)	119,000	109,538

		2,213,635

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
Retail — 0.4%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (c),(d)	$7,346,000		$5,362,580
LSF9 Atlantis Holdings LLC, 7.75%, 02/15/26 (c),(d)	7,274,000		6,977,621
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (c),(d)	1,213,000		958,979
7.88%, 05/01/29 (c),(d)	5,806,000		3,655,400

			16,954,580

Software — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (c),(d)	5,275,000		4,785,361
Cloud Software Group, Inc., 9.00%, 09/30/29 (d)	11,040,000		10,493,000

			15,278,361

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
7.88%, 12/01/30 (c),(d)	1,959,000		2,040,847
9.75%, 08/01/27 (c),(d)	3,615,000		3,759,600

			5,800,447

Total North America			234,295,585

South America — 1.0%
Airlines — 0.1%
Azul Secured Finance LLP, 11.93%, 08/28/28 (c),(d)	3,034,000		3,137,681
Latam Airlines Group SA, 13.38%, 10/15/29 (c),(d)	1,985,000		2,272,877

			5,410,558

Chemicals — 0.1%
4.50%, 01/10/28 - 01/31/30 (c),(j)	3,363,000		2,732,399

Diversified Financial Services — 0.2%
Azul Secured Finance LLP,
10.88%, 05/28/30 (c),(d)	2,780,000		2,293,897
11.50%, 05/28/29 (c),(d)	7,032,706		5,943,914

			8,237,811

Iron/Steel — 0.3%
Samarco Mineracao SA, 9.50%, 06/30/31 (c),(d)	13,317,106		11,166,393

Oil & Gas — 0.3%
Petrobras Global Finance BV,
5.30%, 01/27/25 (c)	3,208,000		3,190,899
6.25%, 03/17/24 (c)	600,000		599,700
Petroleos del Peru SA,
4.75%, 06/19/32 (c),(j)	1,500,000		1,071,350
5.63%, 06/19/47 (c),(j)	14,100,000		8,636,250

			13,498,199

Total South America			41,045,360

TOTAL CORPORATE BONDS & NOTES (COST $430,621,520)			422,730,396

SOVEREIGN DEBT — 4.6%
Argentina Republic Government International Bonds, 3.50%, 07/09/41 (c),(g)	1,010,034		343,321
Bhama Government International Bonds, 6.00%, 11/21/28 (c),(j)	3,208,000		2,823,040
Bulgaria Government International Bonds,
4.38%, 05/13/31 (c),(j)	2,910,000	EUR	3,373,119
4.88%, 05/13/36 (c),(j)	1,455,000	EUR	1,718,974

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
CBB International Sukuk Programme Co., 6.25%, 11/14/24 (c),(j)	$560,000		$557,900
Colombia Government International Bonds,
3.88%, 04/25/27 (c)	3,732,000		3,555,346
4.13%, 05/15/51	10,010,000		6,642,280
4.50%, 01/28/26 (c)	1,309,000		1,286,564
8.75%, 11/14/53 (c)	4,733,000		5,439,421
Costa Rica Government International Bonds,
7.00%, 04/04/44 (c),(j)	289,000		301,716
7.30%, 11/13/54 (c),(j)	3,030,000		3,287,550
Dominican Republic International Bonds,
4.88%, 09/23/32 (c),(j)	2,800,000		2,545,620
5.30%, 01/21/41 (c),(j)	291,000		251,351
5.50%, 01/27/25 (c),(j)	4,081,000		4,055,494
5.95%, 01/25/27 (c),(j)	7,000,000		7,014,350
6.00%, 07/19/28 (c),(j)	3,505,000		3,501,670
6.88%, 01/29/26 (c),(j)	10,017,000		10,183,783
Ecuador Government International Bonds,
2.50%, 07/31/40 (c),(g),(j)	3,218,787		1,013,918
3.50%, 07/31/35 (c),(g),(j)	9,739,616		3,461,251
Egypt Government International Bonds,
5.88%, 02/16/31 (c),(j)	4,422,000		2,890,883
8.15%, 11/20/59 (c),(j)	6,447,000		3,947,924
8.70%, 03/01/49 (c),(j)	1,419,000		885,740
Hungary Government International Bonds,
6.13%, 05/22/28 (c),(j)	5,050,000		5,245,374
6.25%, 09/22/32 (j)	6,500,000		6,930,859
Iraq International Bond, 5.80%, 01/15/28 (c),(j)	13,576,500		12,672,821
Iraq International Bonds, 5.80%, 01/15/28 (c),(d)	4,543,313		4,240,901
Israel Government International Bonds, 6.50%, 11/06/31 (c),(j)	9,379,000		10,104,841
Ivory Coast Government International Bonds, 6.13%, 06/15/33 (j)	1,500,000		1,376,760
Lebanon Government International Bonds,
5.80%, 04/14/49 (c),(j),(l)	3,567,000		205,844
6.38%, 03/09/24 (c),(l)	28,060,000		1,654,137
Series 42, 8.25%, 04/12/23 (c),(j),(l)	3,525,000		204,062
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (c),(j)	5,529,000	EUR	6,462,578
Mexico Government International Bonds, 3.25%, 04/16/30 (c)	$4,762,000		4,306,600
Mexico Udibonos,
Series S, 4.00%, 11/15/40 (c)	21,970,740	MXN	1,237,340
Series S, 4.50%, 11/22/35 (c)	30,359,568	MXN	1,799,977
Morocco Government International Bonds, 5.95%, 03/08/28 (j)	$4,000,000		4,100,000
Nigeria Government International Bonds, 8.25%, 09/28/51 (j)	2,000,000		1,639,400
Panama Government International Bonds,
3.16%, 01/23/30	3,000,000		2,550,750
3.88%, 03/17/28 (c),(m)	6,256,000		5,765,490
Paraguay Government International Bonds, 2.74%, 01/29/33 (j)	3,000,000		2,457,000
Peruvian Government International Bond, 2.78%, 01/23/31 (c)	5,927,000		5,161,350
Republic of South Africa Government International Bonds,
0.00%, 09/16/25 (c),(h)	6,155,000		6,205,446
4.85%, 09/27/27 (c)	3,288,000		3,222,240
5.65%, 09/27/47	3,000,000		2,392,500
5.88%, 04/20/32	3,000,000		2,841,360

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount		Value
Saudi Government International Bonds, 4.38%, 04/16/29 (c),(j)	$7,122,000		$7,089,182
Turkey Government International Bonds, 4.88%, 04/16/43 (c)	1,666,000		1,213,081
Turkiye Ihracat Kredi Bankasi AS, 9.00%, 01/28/27 (c),(j)	2,619,000		2,724,127
Vietnam Government International Bonds, 4.80%, 11/19/24 (c),(j)	8,389,000		8,296,718

TOTAL SOVEREIGN DEBT (COST $174,547,420)			181,181,953

MORTGAGE-BACKED SECURITIES — 19.5%
Europe — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC,
Series 1A, Class E, 3 mo. SONIO + 2.80%, 8.02%, 07/22/31 (c),(e)	550,695	GBP	615,396
Series 1X, Class D, 3 mo. SONIO + 1.90%, 7.12%, 07/22/31 (c),(e)	84,178	GBP	91,883
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class E, 3 mo. EURIBOR + 2.70%, 6.69%, 08/17/33 (c),(d),(e)	98,185	EUR	102,349
Series 1X,, Class E, 3 mo. EURIBOR + 2.70%, 6.69%, 08/17/33 (c),(e),(j)	98,186	EUR	102,350
Last Mile Securities PE DAC, Series 2021-1X, Class A2, 3 mo. EURIBOR + 1.05%, 5.04%, 08/17/31 (c),(e)	1,986,591	EUR	2,126,072
Pearl Finance DAC, Series 2020-1, Class C, 3 mo. EURIBOR + 2.85%, 6.84%, 11/17/32 (c),(e)	650,453	EUR	701,081
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 1.55%, 5.55%, 02/20/30 (c),(e)	59,727	EUR	59,342
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.00%, 6.00%, 02/20/30 (c),(e)	597,268	EUR	581,686
Taurus UK DAC, Series 2021-UK4X, Class E, 3 mo. SONIA + 3.10%, 8.32%, 08/17/31 (c),(e),(j)	101,416	GBP	120,768

			4,500,927

Total Europe			4,500,927

North America — 19.4%
Collateralized Mortgage Obligation (Residential) — 2.3%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (c),(d),(e)	$972,000		684,678
Series 2021-E, Class B2, 3.77%, 12/25/60 (c),(d),(e)	762,000		571,684
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.81%, 08/25/34 (c),(e)	308,096		242,722
Series 2004-2CB, Class M, 5.76%, 03/25/34 (c),(e)	380,416		287,855
Series 2004-4CB, Class M, 5.69%, 04/25/34 (c),(e)	189,856		132,893
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 5.50%, 05/25/35 (c),(e)	296,660		223,304
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 5.50%, 06/25/35 (c),(e)	316,690		225,910
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 5.75%, 08/25/35 (c),(e)	1,664,468		980,461
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 3.81%, 11/25/35 (c),(e)	304,831		256,095
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 6.13%, 11/20/35 (c),(e)	7,077,467		6,124,989
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 7.01%, 01/25/36 (c),(e)	1,787,553		1,529,189
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (c)	417,369		200,133
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (c)	711,857		248,278
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (c)	565,701		151,142
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 6.00%, 01/25/37 (c),(e)	311,095		237,259
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (c)	767,703		410,683
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 5.97%, 04/25/36 (c),(e)	685,853		233,497
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 5.50%, 02/25/36 (c),(e)	364,597		216,612
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 5.75%, 09/20/46 (c),(e)	313,309		236,815
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 5.68%, 09/20/46 (c),(e)	201,146		171,346
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 5.97%, 10/25/46 (c),(e)	306,087		223,226
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 5.65%, 02/20/47 (c),(e)	347,352		272,134

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 5.68%, 02/20/47 (c),(e)	$334,389	$260,767
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 5.89%, 05/20/46 (c),(e)	562,679	461,345
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 5.85%, 07/25/46 (c),(e)	199,012	196,780
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 5.99%, 07/25/46 (c),(e)	361,270	245,076
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .32%, 5.68%, 07/20/46 (c),(e)	625,943	487,549
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 5.87%, 08/25/37 (c),(e)	401,434	268,696
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 5.94%, 08/25/37 (c),(e)	707,181	229,378
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 5.97%, 08/25/47 (c),(e)	875,979	334,158
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 5.97%, 09/25/37 (c),(e)	1,854,604	719,037
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 5.75%, 03/25/37 (c),(e)	572,877	236,248
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 5.89%, 08/25/47 (c),(e)	434,275	335,625
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 6.39%, 11/25/47 (c),(e)	370,937	282,745
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 5.85%, 03/25/47 (c),(e)	248,773	206,073
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 5.83%, 08/25/47 (c),(e)	139,688	121,359
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 1 mo. TSFR + .30%, 5.66%, 05/25/46 (c),(e)	327,889	278,730
American Home Mortgage Investment Trust,
Series 2004-4, Class 6A2, 6.00%, 02/25/45 (c),(g)	7,500,000	6,082,912
Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (c),(g)	777,468	398,461
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (c),(d),(e)	109,000	80,678
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 5.83%, 10/20/36 (c),(e)	3,906,478	1,283,426
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (c),(d)	100,000	80,337
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 6.11%, 02/25/36 (c),(e)	1,307,890	1,092,545
Series 2006-3, Class 22A1, 3.90%, 05/25/36 (c),(e)	344,634	247,841
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 5.79%, 08/25/36 (c),(e)	266,445	219,202
Series 2022-NQM1, Class B1, 4.71%, 04/25/61 - 09/25/61 (c),(d),(e)	1,100,000	830,622
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.80%, 06/25/54 (c),(d),(e)	3,006,000	3,025,668
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 5.25%, 02/25/37 (c),(e)	244,685	179,290
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (c)	1,021,438	347,622
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class B1, 4.63%, 10/25/35 (c),(d),(e)	307,737	240,948
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 6.19%, 04/25/35 (c),(e)	494,034	422,491
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 5.91%, 09/25/36 (c),(e)	809,988	299,887
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 6.00%, 09/25/36 (c),(e)	809,849	651,168
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 6.00%, 06/25/37 (c),(e)	304,234	245,787
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (c),(d),(e)	118,000	72,843
Series 2021-HX1, Class B3A, 4.22%, 10/25/66 (c),(d),(e)	100,000	55,834
Series 2022-1, Class B1, 4.10%, 12/25/66 - 01/25/67 (c),(d),(e)	335,000	240,583
Series 2022-1, Class B2, 4.10%, 12/27/66 - 01/25/67 (c),(d),(e)	1,220,000	801,652
Series 2022-2, Class B1, 3.95%, 02/25/67 (c),(d),(e)	100,000	75,134
Series 2022-3, Class B2, 4.24%, 02/25/67 (c),(d),(e)	100,000	73,122
Series 2022-4, Class B1, 4.61%, 03/25/67 - 04/25/67 (c),(d),(e)	1,127,000	909,420
Series 2022-5, Class B1, 4.74%, 03/25/67 (c),(d),(e)	1,000,000	810,652
COLT Trust,
Series 2021-RPL1, Class B1, 4.71%, 09/25/61 (c),(d),(e)	100,000	74,808

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-RPL1, Class B2, 4.71%, 09/25/61 (c),(d),(e)	$446,000	$298,626
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 5.49%, 11/25/33 (c),(e)	255,760	222,102
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (c),(e)	382,629	236,863
CSMC Trust,
Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (c),(d),(e)	800,000	509,613
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (c),(d),(e)	211,000	120,295
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (c),(d),(e)	100,000	66,779
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (c),(d),(e)	226,899	162,564
Series 2021-NQM8, Class B2, 4.24%, 10/25/66 (c),(d),(e)	100,000	69,067
Deephaven Residential Mortgage Trust,
Series 2020-2, Class B3, 5.79%, 05/25/65 (c),(d),(e)	263,000	214,098
Series 2021-2, Class B1, 3.17%, 04/25/66 (c),(d),(e)	100,000	70,906
Series 2021-2, Class B2, 3.93%, 04/25/66 (c),(d),(e)	100,000	67,375
Series 2021-3, Class B2, 4.13%, 08/25/66 - 09/25/66 (c),(d),(e)	200,000	131,439
Series 2021-4, Class B2, 4.46%, 11/25/66 (c),(d),(e)	100,000	66,945
Series 2022-2, Class M1, 4.33%, 03/25/67 (c),(d),(e)	100,000	76,191
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 5.89%, 03/19/45 (c),(e)	1,083,428	1,005,229
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 5.97%, 02/25/37 (c),(e)	753,444	240,749
Flagstar Mortgage Trust, Series 2018-4, Class B4, 4.16%, 07/25/48 (c),(d),(e)	222,556	190,459
GCAT Trust,
Series 2022-HX1, Class B1, 4.03%, 12/27/66 (c),(d),(e)	100,000	69,228
Series 2022-HX1, Class M1, 4.03%, 12/27/66 (c),(d),(e)	100,000	68,450
Series 2022-NQM4, Class M1, 5.75%, 08/25/67 (c),(d),(e)	145,000	133,092
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (c),(d),(e)	3,850,594	2,814,719
GSR Mortgage Loan Trust,
Series 2005-AR6, Class B1, 5.38%, 09/25/35 (c),(e)	285,543	231,911
Series 2006-OA1, Class 1A1, 1 mo. TSFR + .55%, 5.91%, 08/25/46 (c),(e)	8,122,442	1,877,267
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 6.23%, 11/19/35 (c),(e)	957,126	631,070
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 5.83%, 05/19/46 (c),(e)	545,497	280,525
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 5.70%, 08/19/37 (c),(e)	8,397,873	6,583,311
Homeward Opportunities Fund Trust, Series 2022-1, Class M1, 5.06%, 07/25/67 (c),(d),(e)	179,000	156,476
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1, 8.22%, 02/25/68 (c),(d),(e)	256,000	258,081
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR8, Class 2A1A, 1 mo. TSFR + .57%, 5.93%, 04/25/35 (c),(e)	286,237	248,580
Series 2006-AR7, Class 3A1, 3.53%, 05/25/36 (c),(e)	222,085	179,033
Series 2007-FLX2, Class A2, 1 mo. TSFR + .30%, 5.66%, 04/25/37 (c),(e)	257,479	260,818
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .35%, 5.71%, 08/25/37 (c),(e)	4,525,026	3,703,598
JP Morgan Alternative Loan Trust, Series 2006-A6, Class 1A1, 1 mo. TSFR + .43%, 5.79%, 11/25/36 (c),(e)	299,248	240,736
JP Morgan Mortgage Trust,
Series 2018-5, Class B4, 3.72%, 10/25/48 (c),(d),(e)	254,325	213,465
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 8.59%, 03/25/54 (c),(d),(e)	4,000,000	3,999,760
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 7.00%, 02/25/60 (c),(d),(g)	1,041,756	960,416
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (c),(d),(g)	556,000	484,557

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (c)	$535,767	$507,672
Lehman XS Trust, Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 6.37%, 08/25/47 (c),(e)	277,422	245,868
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 5.46%, 02/25/26 (c),(d),(e)	1,884,000	1,628,801
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (c),(d),(g)	684,000	593,786
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.63%, 11/25/35 (c),(e)	467,949	250,592
Series 2005-A5, Class M1, 4.41%, 06/25/35 (c),(e)	650,937	489,502
MFA Trust,
Series 2021-INV2, Class B1, 4.39%, 11/25/56 (c),(d),(e)	217,000	159,253
Series 2022-NQM1, Class M1, 4.26%, 12/25/66 (c),(d),(e)	1,000,000	719,837
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.86%, 09/25/34 (c),(e)	268,621	199,708
Series 2004-9, Class B1, 5.41%, 11/25/34 (c),(e)	289,542	236,751
Series 2005-1, Class B1, 5.63%, 03/25/35 (c),(e)	497,865	308,906
New Residential Mortgage Loan Trust,
Series 2019-2A, Class B6, 4.83%, 12/25/57 (c),(d),(e)	675,754	394,576
Series 2022-NQM1, Class B2, 3.82%, 04/25/61 (c),(d),(e)	100,000	63,384
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56 (c),(d),(e)	138,000	90,088
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 5.81%, 10/25/36 (c),(e)	321,571	266,108
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. TSFR + 3.86%, 9.22%, 05/30/25 (c),(d),(e)	1,652,132	1,653,681
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (c),(d),(e)	251,000	249,898
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (c),(d),(e)	5,513,000	5,504,190
Series 2023-CES2, Class M2, 8.18%, 09/25/43 (c),(d),(e)	348,000	339,614
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 5.81%, 09/25/46 (c),(e)	337,995	286,912
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG3, Class B, 7.71%, 08/25/53 (c),(d)	1,804,960	1,832,619
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.76%, 11/25/49 (c),(d),(e)	2,158,000	1,310,491
Starwood Mortgage Residential Trust,
Series 2021-4, Class B2, 4.14%, 08/25/56 (c),(d),(e)	268,000	177,903
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (c),(d)	123,000	97,707
Series 2021-3, Class B1, 3.35%, 06/25/56 (c),(d),(e)	100,000	62,999
Series 2021-6, Class B1, 3.94%, 11/25/66 (c),(d),(e)	178,000	116,333
Series 2021-6, Class B2, 3.94%, 11/25/66 (c),(d),(e)	100,000	60,292
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .32%, 5.68%, 01/25/37 (c),(e)	430,352	512,458
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.87%, 09/25/33 (c),(e)	224,463	149,870
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 5.14%, 10/25/45 (c),(e)	563,104	404,325
TRK Trust,
Series 2021-INV2, Class B2, 4.41%, 11/25/56 (c),(d),(e)	1,000,000	674,807
Series 2022-INV1, Class B1, 4.03%, 02/25/57 - 08/25/67 (c),(d),(e)	1,111,000	1,011,760
Series 2022-INV1, Class B2, 4.03%, 02/25/57 (c),(d),(e)	100,000	68,229
Verus Securitization Trust, Series 2022-INV1, Class M1, 5.85%, 08/25/67 (c),(d),(e)	1,000,000	945,625
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 6.30%, 01/25/45 (c),(e)	275,612	238,380
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 6.27%, 12/25/45 (c),(e)	539,134	366,288
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 6.37%, 04/25/45 (c),(e)	467,447	338,286

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 6.42%, 07/25/45 (c),(e)	$174,356	$156,879
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 6.08%, 01/25/46 (c),(e)	206,971	181,340
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.40%, 12/25/46 (c),(e)	1,320,181	1,075,166
Series 2007-HY6, Class 1A1, 3.81%, 06/25/37 (c),(e)	302,401	245,729
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (c)	229,053	171,445
Series 2007-3, Class A19, 6.00%, 04/25/37 (c)	529,912	486,868
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 5.76%, 02/25/47 (c),(e)	234,482	190,876

		89,577,599

Commercial Mortgage-Backed Securities — 4.8%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (c),(d)	130,000	72,532
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 9.20%, 06/17/39 (c),(d),(e)	1,000,000	983,722
AREIT Trust, Series 2022-CRE6, Class C, 1 mo. SOFR + 2.15%, 7.49%, 01/20/37 (c),(d),(e)	100,000	95,214
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 3.89%, 11/05/32 (c),(d),(e)	8,817,000	7,707,998
Series 2019-BPR, Class FMP, 3.89%, 11/05/32 (c),(d),(e)	4,408,000	3,753,566
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.18%, 06/15/55 (c),(d),(e),(f)	4,299,000	605,570
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (c),(d)	290,000	211,333
Series 2023-V3, Class XD, 3.17%, 07/15/56 (c),(d),(e),(f)	1,000,000	122,355
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. TSFR + 2.20%, 7.56%, 07/15/35 (c),(d),(e)	525,000	504,287
Series 2018-ATLS, Class E, 1 mo. TSFR + 3.30%, 8.66%, 07/15/35 (c),(d),(e)	2,103,000	1,982,332
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class D, 1 mo. TSFR + 3.32%, 8.68%, 05/15/39 (c),(d),(e)	1,000,000	982,665
Series 2022-BOCA, Class E, 1 mo. TSFR + 4.22%, 9.58%, 05/15/39 (c),(d),(e)	1,079,000	1,051,753
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.55%, 03/11/44 (c),(d),(e)	7,501,000	5,892,666
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 8.70%, 12/15/38 (c),(d),(e)	153,000	144,903
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 8.56%, 04/15/34 (c),(d),(e)	100,000	91,340
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 7.83%, 06/15/38 (c),(d),(e)	1,313,693	1,265,847
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 8.28%, 06/15/38 (c),(d),(e)	220,960	211,360
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 9.23%, 06/15/38 (c),(d),(e)	928,405	880,953
Series 2021-VINO, Class E, 1 mo. TSFR + 2.07%, 7.43%, 05/15/38 (c),(d),(e)	1,133,743	1,079,747
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 8.40%, 01/17/39 (c),(d),(e)	216,000	207,654
BX Trust,
Series 2018-GW, Class F, 1 mo. TSFR + 2.72%, 8.08%, 05/15/35 (c),(d),(e)	106,000	101,534
Series 2021-ARIA, Class E, 1 mo. TSFR + 2.36%, 7.72%, 10/15/36 (c),(d),(e)	1,840,000	1,727,208
Series 2021-ARIA, Class F, 1 mo. TSFR + 2.71%, 8.07%, 10/15/36 (c),(d),(e)	4,138,000	3,863,990
Series 2022-FOX2, Class E, 1 mo. TSFR + 2.96%, 8.32%, 04/15/39 (c),(d),(e)	831,689	783,844
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 9.50%, 03/15/35 (c),(d),(e)	148,000	144,482
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. TSFR + 2.20%, 7.81%, 12/15/37 (c),(d),(e)	1,000,000	986,184
Series 2019-LIFE, Class F, 1 mo. TSFR + 2.60%, 8.21%, 12/15/37 (c),(d),(e)	1,000,000	980,769
Series 2019-LIFE, Class G, 1 mo. TSFR + 3.30%, 8.91%, 12/15/37 (c),(d),(e)	129,000	126,528
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (c),(d),(h)	1,000,000	642,816
CD Mortgage Trust, Series 2016-CD1, Class D, 2.78%, 08/10/49 (c),(d),(e)	2,075,000	1,058,090
CFK Trust, Series 2020-MF2, Class X, 0.77%, 03/15/39 (c),(d),(e),(f)	19,612,000	413,244

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.94%, 09/10/45 (c),(d),(e)	$91,151	$79,757
Series 2015-GC29, Class D, 3.11%, 04/10/48 (c),(d)	520,000	407,234
Series 2016-GC37, Class D, 2.79%, 04/10/49 (c),(d)	100,000	81,047
Series 2019-C7, Class E, 2.75%, 12/15/72 (c),(d)	697,000	367,089
Series 2019-C7, Class XD, 1.20%, 12/15/72 (c),(d),(e),(f)	5,347,000	312,147
Series 2019-GC43, Class XD, 0.62%, 11/10/52 (c),(d),(e),(f)	5,918,000	174,670
Series 2020-420K, Class E, 3.31%, 11/10/42 (c),(d),(e)	100,000	68,536
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. TSFR + 3.61%, 8.96%, 11/15/37 (c),(d),(e)	982,991	963,677
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.50%, 02/10/47 (c),(d),(e)	591,000	572,911
Series 2014-CR18, Class D, 4.73%, 07/15/47 (c),(d),(e)	2,161,000	2,056,548
Series 2015-CR27, Class E, 3.25%, 10/10/48 (c),(d)	1,439,000	1,192,630
Series 2019-GC44, Class 180B, 3.40%, 08/15/57 (c),(d),(e)	160,000	150,907
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (c),(d),(e)	386,000	366,445
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (c),(d),(e)	231,000	215,500
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.07%, 08/10/47 (c),(e),(f)	14,695,488	18,619
Series 2015-CR22, Class E, 3.00%, 03/10/48 (c),(d)	239,000	173,547
Series 2015-CR23, Class C, 4.29%, 05/10/48 (c),(e)	123,000	116,283
Series 2015-CR23, Class D, 4.29%, 05/10/48 (c),(e)	502,000	386,255
Series 2015-CR23, Class E, 3.23%, 05/10/48 (c),(d)	4,794,000	3,372,162
Series 2015-CR25, Class D, 3.77%, 08/10/48 (c),(e)	479,000	408,828
Series 2015-CR27, Class D, 3.45%, 10/10/48 (c),(d),(e)	3,065,000	2,700,161
Series 2015-LC21, Class C, 4.32%, 07/10/48 (c),(e)	1,113,000	1,041,982
Series 2015-LC21, Class D, 4.32%, 07/10/48 (c),(e)	1,348,000	1,169,406
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.17%, 06/15/57 (c),(e)	843,000	548,263
Series 2015-C2, Class XA, 0.71%, 06/15/57 (c),(e),(f)	32,787,880	225,679
Series 2015-C3, Class XA, 0.66%, 08/15/48 (c),(e),(f)	63,464,388	468,621
Series 2015-C4, Class E, 3.56%, 11/15/48 (c),(e)	100,000	82,047
Series 2015-C4, Class F, 3.50%, 11/15/48 (c),(d),(e)	5,568,000	3,793,523
Series 2016-C5, Class C, 4.64%, 11/15/48 (c),(e)	355,000	324,648
Series 2018-CX11, Class D, 2.75%, 04/15/51 (c),(d),(e)	604,000	428,880
Series 2019-C16, Class D, 3.00%, 06/15/52 (c),(d)	163,000	105,787
Series 2019-C17, Class D, 2.50%, 09/15/52 - 10/15/52 (c),(d)	1,512,000	1,031,129
Series 2019-C18, Class XD, 1.42%, 12/15/52 (c),(d),(e),(f)	4,452,333	293,890
DC Office Trust, Series 2019-MTC, Class X, 0.11%, 09/15/45 (c),(d),(e),(f)	64,579,000	448,759
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 1 mo. TSFR + 2.78%, 8.14%, 11/15/38 (c),(d),(e)	99,884	95,681
Series 2021-ELP, Class G, 1 mo. TSFR + 3.23%, 8.59%, 11/15/38 (c),(d),(e)	1,210,591	1,133,290
Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 9.09%, 11/15/38 (c),(d),(e)	1,002,833	934,755
EQUS Mortgage Trust,
Series 2021-EQAZ, Class D, 1 mo. TSFR + 1.76%, 7.13%, 10/15/38 (c),(d),(e)	2,030,959	1,960,061
Series 2021-EQAZ, Class E, 1 mo. TSFR + 2.41%, 7.78%, 10/15/38 (c),(d),(e)	128,997	124,200
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 9.09%, 01/25/51 (c),(d),(e)	102,000	97,392
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.25%, 8.69%, 07/25/41 (c),(d),(e)	128,000	116,493
Series K049, Class X3, 1.55%, 10/25/43 (c),(e),(f)	2,177,000	41,631
Series K061, Class X1, 0.15%, 11/25/26 (c),(e),(f)	15,829,432	70,473
Series K071, Class X1, 0.28%, 11/25/27 (c),(e),(f)	86,943,486	789,360

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K085, Class X3, 2.31%, 12/25/45 (c),(e),(f)	$1,000,000	$94,548
Series K095, Class X3, 2.10%, 08/25/47 (c),(e),(f)	9,297,000	859,015
Series K102, Class X3, 1.89%, 12/25/46 (c),(e),(f)	1,000,000	90,794
Series K115, Class X3, 2.96%, 09/25/48 (c),(e),(f)	1,000,000	147,267
Series K118, Class X3, 2.69%, 10/25/48 (c),(e),(f)	652,000	90,122
Series K119, Class X3, 2.73%, 09/25/48 (c),(e),(f)	1,525,000	212,256
Series K122, Class X3, 2.63%, 01/25/49 (c),(e),(f)	1,000,000	137,840
Series K126, Class X3, 2.63%, 01/25/49 (c),(e),(f)	1,148,000	162,047
Series K128, Class X3, 2.78%, 04/25/31 (c),(e),(f)	1,000,000	148,977
Series K142, Class X3, 3.10%, 03/25/32 (c),(e),(f)	1,000,000	183,703
Series K143, Class X3, 3.14%, 04/25/50 (c),(e),(f)	1,000,000	187,907
Series K148, Class X3, 4.15%, 08/25/54 (c),(e),(f)	751,000	192,556
Series K-1514, Class X3, 2.77%, 10/25/34 (c),(e),(f)	13,043,739	2,581,669
Series K154, Class X1, 0.29%, 11/25/32 (c),(e),(f)	30,965,983	573,862
Series K725, Class X1, 0.83%, 01/25/24 (c),(e),(f)	60,496,323	2,904
Series KLU1, Class X3, 4.11%, 01/25/31 (c),(e),(f)	18,553,511	2,058,364
Series KLU2, Class X1, 0.96%, 08/25/29 (c),(e),(f)	55,460,551	2,259,796
Series KLU2, Class X3, 3.91%, 08/25/29 (c),(e),(f)	8,237,213	1,114,149
Series KS11, Class XFX, 1.60%, 06/25/29 (c),(e),(f)	25,265,000	1,622,417
Series KW10, Class X3, 2.72%, 10/25/32 (c),(e),(f)	5,935,000	729,868
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class F, 3.96%, 12/10/36 (c),(d),(e)	3,344,000	3,198,703
Series 2019-FBLU, Class G, 3.96%, 12/10/36 (c),(d),(e)	724,000	686,781
Series 2019-FBLU, Class H, 3.96%, 12/10/36 (c),(d),(e)	111,000	104,376
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.59%, 10/25/27 (c),(d),(e)	1,000,000	858,782
Series 2019-KL4L, Class BCR, 1 mo. SOFR + 3.61%, 8.95%, 11/25/25 (c),(d),(e)	12,168	12,016
Great Wolf Trust, Series 2019-WOLF, Class F, 1 mo. TSFR + 3.25%, 8.81%, 12/15/36 (c),(d),(e)	1,336,000	1,315,192
GS Mortgage Securities Corp. Trust,
Series 2018-HULA, Class G, 1 mo. TSFR + 3.70%, 9.07%, 07/15/25 (c),(d),(e)	974,233	947,626
Series 2019-70P, Class C, 1 mo. TSFR + 1.86%, 7.23%, 10/15/36 (c),(d),(e)	138,000	129,426
Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (c),(d),(e),(f),(h)	15,243,000	152
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 8.91%, 11/15/36 (c),(d),(e)	312,000	297,212
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.01%, 9.38%, 05/15/26 (c),(d),(e)	1,019,000	611,827
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.76%, 10.13%, 05/15/26 (c),(d),(e)	1,000,000	506,718
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.01%, 11.38%, 05/15/26 (c),(d),(e)	1,000,000	454,671
Series 2021-STAR, Class D, 1 mo. TSFR + 2.01%, 7.38%, 12/15/36 (c),(d),(e)	3,036,000	2,898,026
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.60%, 11/10/45 (c),(d),(e)	177,047	169,203
Series 2013-GC10, Class E, 4.54%, 02/10/46 (c),(d),(e)	3,900,000	3,113,350
Series 2014-GC20, Class C, 4.99%, 04/10/47 (c),(e)	1,874,000	1,832,110
Series 2014-GC20, Class D, 4.99%, 04/10/47 (c),(d),(e)	503,911	393,002
Series 2014-GC24, Class B, 4.50%, 09/10/47 (c),(e)	100,000	95,101
Series 2014-GC24, Class C, 4.52%, 09/10/47 (c),(e)	303,000	278,527
Series 2016-GS2, Class D, 2.75%, 05/10/49 (c),(d)	1,415,000	1,127,523
Series 2017-GS8, Class D, 2.70%, 11/10/50 (c),(d)	1,593,000	1,112,358
Series 2019-GC40, Class XD, 1.15%, 07/10/52 (c),(d),(e),(f)	2,219,000	122,245
Hawaii Hotel Trust,
Series 2019-MAUI, Class F, 1 mo. TSFR + 2.80%, 8.16%, 05/15/38 (c),(d),(e)	1,472,000	1,450,682
Series 2019-MAUI, Class G, 1 mo. TSFR + 3.20%, 8.56%, 05/15/38 (c),(d),(e)	1,000,000	963,959

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. TSFR + 2.95%, 8.31%, 12/15/34 (c),(d),(e)	$359,000	$352,833
Hilton USA Trust,
Series 2016-HHV, Class E, 4.19%, 11/05/38 (c),(d),(e)	1,090,000	1,002,786
Series 2016-HHV, Class F, 4.19%, 11/05/38 (c),(d),(e)	20,614,000	18,614,772
Series 2016-SFP, Class F, 6.16%, 11/05/35 (c),(d)	1,068,000	32,180
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (c),(d),(e)	625,000	603,439
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.72%, 01/15/49 (c),(e)	102,000	85,622
Series 2016-JP3, Class D, 3.43%, 08/15/49 (c),(d),(e)	100,000	67,154
Series 2021-MHC, Class E, 1 mo. TSFR + 2.56%, 7.93%, 04/15/38 (c),(d),(e)	100,000	96,500
Series 2021-MHC, Class F, 1 mo. TSFR + 3.06%, 8.43%, 04/15/38 (c),(d),(e)	1,143,000	1,098,113
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 3.98%, 09/15/47 (c),(d),(e)	100,000	87,201
Series 2014-C26, Class C, 4.37%, 01/15/48 (c),(e)	642,000	611,698
Series 2015-C29, Class D, 3.69%, 05/15/48 (c),(e)	100,000	59,990
Series 2015-C30, Class D, 3.73%, 07/15/48 (c),(e)	2,964,000	1,583,532
Series 2015-C31, Class E, 4.62%, 08/15/48 (c),(d),(e)	1,093,000	715,861
Series 2016-C1, Class C, 4.70%, 03/17/49 (c),(e)	651,000	600,264
Series 2016-C1, Class E, 4.70%, 03/17/49 (c),(d),(e)	3,126,000	2,531,954
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.42%, 11/13/52 (c),(d),(e),(f)	4,231,000	277,786
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class G, 1 mo. TSFR + 3.86%, 9.23%, 12/15/37 (c),(d),(e)	352,200	343,851
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 7.83%, 03/15/38 (c),(d),(e)	1,130,416	1,079,827
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.13%, 04/20/48 (c),(d),(e)	121,000	108,905
Series 2017-5, Class C, 4.67%, 03/10/50 (c),(d),(e)	967,000	793,767
Series 2017-5, Class D, 4.67%, 03/10/50 (c),(d),(e)	1,125,000	880,109
LUXE Trust,
Series 2021-TRIP, Class E, 1 mo. TSFR + 2.86%, 8.23%, 10/15/38 (c),(d),(e)	1,000,000	980,362
Series 2021-TRIP, Class F, 1 mo. TSFR + 3.36%, 8.73%, 10/15/38 (c),(d),(e)	1,867,000	1,811,565
Series 2021-TRIP, Class G, 1 mo. TSFR + 4.36%, 9.73%, 10/15/38 (c),(d),(e)	1,229,000	1,186,602
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.12%, 02/10/42 (c),(d),(e),(f)	20,401,000	159,046
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 1 mo. TSFR + 2.72%, 8.08%, 04/15/38 (c),(d),(e)	1,249,053	1,215,267
Series 2021-MHC, Class G, 1 mo. TSFR + 3.32%, 8.68%, 04/15/38 (c),(d),(e)	1,195,548	1,149,938
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 7.43%, 05/15/38 (c),(d),(e)	265,600	259,083
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 7.88%, 05/15/38 (c),(d),(e)	876,000	839,602
MHP Trust,
Series 2021-STOR, Class E, 1 mo. TSFR + 1.86%, 7.23%, 07/15/38 (c),(d),(e)	398,000	386,688
Series 2021-STOR, Class F, 1 mo. TSFR + 2.31%, 7.68%, 07/15/38 (c),(d),(e)	311,000	298,387
Series 2021-STOR, Class G, 1 mo. TSFR + 2.86%, 8.23%, 07/15/38 (c),(d),(e)	100,000	94,852
Series 2022-MHIL, Class E, 1 mo. TSFR + 2.61%, 7.97%, 01/15/27 (c),(d),(e)	911,614	859,036
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 8.62%, 01/15/27 (c),(d),(e)	940,786	882,275
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 9.32%, 01/15/27 (c),(d),(e)	713,794	665,762
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.65%, 08/15/47 (c),(d),(e)	100,000	90,898
Series 2015-C20, Class D, 3.07%, 02/15/48 (c),(d)	393,000	354,695

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C31, Class D, 3.00%, 11/15/49 (c),(d),(e)	$1,441,000	$858,552
Series 2016-C32, Class D, 3.40%, 12/15/49 - 01/15/59 (c),(d),(e)	1,456,000	911,095
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.59%, 08/15/49 (c),(d),(e)	3,200,500	1,898,469
Series 2018-SUN, Class F, 1 mo. TSFR + 2.85%, 8.21%, 07/15/35 (c),(d),(e)	1,000,000	914,425
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. TSFR + 2.83%, 8.19%, 07/15/36 (c),(d),(e)	102,000	88,142
Series 2019-MILE, Class E, 1 mo. TSFR + 3.58%, 8.94%, 07/15/36 (c),(d),(e)	135,000	103,547
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 8.46%, 03/15/35 (c),(d),(e)	104,594	101,099
NCMF Trust, Series 2022-MFP, Class C, 1 mo. TSFR + 2.84%, 8.20%, 03/15/39 (c),(d),(e)	1,000,000	976,375
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 8.10%, 04/15/32 (c),(d),(e)	1,301,000	1,216,196
OPG Trust,
Series 2021-PORT, Class E, 1 mo. TSFR + 1.64%, 7.01%, 10/15/36 (c),(d),(e)	65,835	63,467
Series 2021-PORT, Class G, 1 mo. TSFR + 2.51%, 7.87%, 10/15/36 (c),(d),(e)	611,610	577,256
Series 2021-PORT, Class J, 1 mo. TSFR + 3.46%, 8.82%, 10/15/36 (c),(d),(e)	77,027	72,519
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (c),(d)	1,000,000	860,154
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (c),(d)	1,173,000	863,829
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (c),(d)	339,000	240,647
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (c),(d)	121,000	84,762
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (c),(d),(e)	1,691,000	1,471,985
Series 2019-6, Class D, 4.65%, 10/25/52 (c),(d),(e)	227,000	178,178
SCG Mortgage Trust, Series 2023-NASH, Class D, 1 mo. TSFR + 4.19%, 9.55%, 12/15/40 (c),(d),(e)	254,000	255,135
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.82%, 10/10/48 (c),(d),(e)	295,000	214,643
Series 2019-PREZ, Class E, 3.48%, 09/15/39 (c),(d),(e)	1,720,000	1,333,848
SREIT Trust,
Series 2021-IND, Class F, 1 mo. TSFR + 2.65%, 8.01%, 10/15/38 (c),(d),(e)	145,000	137,547
Series 2021-IND, Class G, 1 mo. TSFR + 3.38%, 8.74%, 10/15/38 (c),(d),(e)	1,545,000	1,456,631
Series 2021-MFP, Class G, 1 mo. TSFR + 3.09%, 8.45%, 11/15/38 (c),(d),(e)	956,863	921,278
Starwood Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. TSFR + 3.02%, 8.38%, 11/15/36 (c),(d),(e)	1,000,000	955,501
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 9.03%, 11/15/36 (c),(d),(e)	125,000	119,300
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 9.68%, 11/15/36 (c),(d),(e)	1,000,000	940,519
STWD Trust,
Series 2021-FLWR, Class E, 1 mo. TSFR + 2.04%, 7.40%, 07/15/36 (c),(d),(e)	836,000	812,920
Series 2021-FLWR, Class G, 1 mo. TSFR + 3.79%, 9.15%, 07/15/36 (c),(d),(e)	223,000	215,196
TPGI Trust,
Series 2021-DGWD, Class E, 1 mo. TSFR + 2.46%, 7.83%, 06/15/26 (c),(d),(e)	951,200	919,046
Series 2021-DGWD, Class F, 1 mo. TSFR + 3.11%, 8.48%, 06/15/26 (c),(d),(e)	914,400	883,143
Series 2021-DGWD, Class G, 1 mo. TSFR + 3.96%, 9.33%, 06/15/26 (c),(d),(e)	1,112,000	1,073,431
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (c),(d),(e)	112,000	65,600
Series 2018-C9, Class D, 4.95%, 03/15/51 (c),(d),(e)	331,000	192,965
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (c),(d),(e)	4,087,956	4,123,632
Series 2023-3, Class M2, 8.27%, 08/25/53 (c),(d),(e)	248,927	250,300

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (c),(d),(e)	$992,000	$924,412
Series 2015-C26, Class D, 3.59%, 02/15/48 (c),(d)	4,590,000	4,120,998
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(d)	5,146,000	2,643,541
Series 2015-NXS4, Class D, 3.68%, 12/15/48 (c),(e)	100,000	86,042
Series 2016-LC24, Class D, 3.21%, 10/15/49 (c),(d)	4,253,000	3,342,505
Series 2016-NXS5, Class E, 4.98%, 01/15/59 (c),(d),(e)	100,000	55,424
Series 2019-JWDR, Class D, 3.33%, 09/15/31 (c),(d),(e)	100,000	91,250
Series 2019-JWDR, Class F, 4.56%, 09/15/31 (c),(d),(e)	2,488,000	2,255,424
Series 2019-JWDR, Class G, 5.38%, 09/15/31 (c),(d),(e)	2,074,000	1,781,964
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (c),(d)	379,000	364,127
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 10.29%, 11/15/27 (c),(d),(e)	1,000,000	993,742
Series 2022-WMRK, Class E, 1 mo. TSFR + 5.68%, 11.04%, 11/15/27 (c),(d),(e)	1,000,000	991,477
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.60%, 11/10/36 (c),(d),(e)	109,000	8,854

		191,190,312

Interest Only Commercial Mortgage-Backed Securities — 1.7%
California Housing Finance Agency, Series X, 0.29%, 01/15/35 (c),(e),(f)	14,483,849	249,267
Federal Home Loan Mortgage Corp.,
Series 303, Class C28, 4.50%, 01/15/43 (f)	9,496,910	1,866,589
Series 4941, Class IO, 4.00%, 12/15/47 (f)	6,837,565	1,336,901
Series 4976, Class MI, 4.50%, 05/25/50 (f)	14,737,279	2,991,063
Series 4980, Class KI, 4.50%, 06/25/50 (f)	17,118,980	3,659,713
Series 5036, Class KI, 4.00%, 06/25/48 (f)	17,616,832	3,270,336
Series 5093, Class AI, 3.50%, 04/25/51 (f)	13,140,012	2,121,074
Series 5104, Class GI, 3.50%, 06/25/49 (f)	9,466,190	1,785,901
Series 5134, Class BI, 4.50%, 08/25/51 (f)	17,791,344	3,754,685
Series 5146, Class BI, 4.00%, 08/25/50 (f)	22,529,256	4,342,965
Series 5236, Class KI, 4.00%, 11/25/51 (f)	30,178,266	5,863,546
Series 5322, Class DI, 3.00%, 10/25/51 (f)	15,919,107	2,377,933
Federal National Mortgage Association,
Series 2020-41, Class GI, 4.00%, 10/15/44 (f)	35,080,112	6,510,202
Series 2020-62, Class GI, 4.00%, 06/25/48 (f)	9,017,806	1,784,146
Series 2021-91, Class NI, 3.50%, 01/25/52 (f)	24,094,422	4,156,481
Series 409, Class C14, 3.50%, 04/25/42 (f)	13,210,320	2,110,586
Series 413, Class C35, 4.50%, 10/25/40 (f)	10,792,270	1,983,964
Government National Mortgage Association,
Series 2021-158, Class JI, 5.00%, 02/20/50 (f)	12,584,113	2,573,489
Series 2022-125, Class CI, 5.00%, 06/20/52 (f)	22,725,962	4,334,909
Series 2022-125, Class IO, 4.50%, 06/20/52 (f)	27,941,821	5,205,701
Series 2022-159, Class IA, 4.50%, 12/20/48 (f)	18,822,127	3,330,858

		65,610,309

U.S. Government Sponsored Agency Securities — 10.6%
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 2.50%, 01/01/54 (n)	157,000,000	133,554,248
TBA, 30 Year Maturity, 3.00%, 01/01/54 (n)	200,000,000	176,843,800
TBA, 30 Year Maturity, 5.00%, 01/01/54 (c),(n)	10,500,000	10,386,390
TBA, 30 Year Maturity, 5.50%, 01/01/54 (c),(n)	4,700,000	4,721,662

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TBA, 30 Year Maturity, 6.00%, 01/01/54 (n)	$95,000,000	$96,473,260

		421,979,360

Total North America		768,357,580

TOTAL MORTGAGE-BACKED SECURITIES (COST $785,548,690)		772,858,507

U.S. TREASURY NOTES — 3.4%
North America — 3.4%
U.S. Treasury Bills,
0.00%, 02/15/24 (c),(h)	75,000,000	74,747,346
0.00%, 02/22/24 (c),(h)	25,000,000	24,814,155
0.00%, 04/30/24 (c),(h)	25,000,000	24,569,259
U.S. Treasury Bonds,
3.63%, 05/15/53 (c)	1,142,200	1,056,000
4.38%, 08/15/43 (c)	1,783,700	1,820,768
U.S. Treasury Notes,
2.75%, 08/15/32 (c)	1,680,600	1,539,062
3.50%, 01/31/28 (c)	832,900	819,756
3.88%, 12/31/27 (c)	4,088,900	4,082,192
4.13%, 11/15/32 (c)	1,911,000	1,942,502

Total North America		135,391,040

TOTAL U.S. TREASURY NOTES (COST $134,466,957)		135,391,040

	Shares	Value
EXCHANGE-TRADED FUNDS — 0.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF (c)	59,500	6,584,270
Pershing Square Holdings Ltd.	149,111	6,918,750

TOTAL EXCHANGE-TRADED FUNDS (COST $11,368,138)		13,503,020

UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES — 3.9%
Ruffer SICAV - Ruffer Total Return International Class I (a)	82,985,608	154,726,667

TOTAL UNDERTAKINGS FOR COLLECTIVE INVESTMENT IN TRANSFERABLE SECURITIES (COST $161,327,914)		154,726,667

WARRANTS — 0.0%
ATI Penny Warrant (a),(c)	111,184	14,454
ATI Warrant (a),(c)	100,595	0
Direct Selling Acquisition Corp. (a),(c)	233,045	2,330
McLaren Racing Ltd. (a),(b),(c)	22,935	1,529,967

TOTAL WARRANTS (COST $15,527)		1,546,751

INVESTMENTS IN INVESTEE FUNDS — 10.1%
Europe — 0.8%
Qube Torus (cost $25,000,000) (a),(c),(o)	25,000	31,181,065

Total Europe		31,181,065

North America — 9.3%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $8,039,394) (a),(o)	2	8,045,118
Asgard Fixed Income Risk Premia Fund (cost $114,302,097) (a),(o)	116,785	131,479,679

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Atreides Co. Series K DIs - SpaceX (Common) (cost $1,762,684) (a),(o)	1	$2,425,972
Centiva Offshore Fund Ltd. (cost $23,078,217) (a),(o)	1	24,442,536
PIMCO ILS Fund SP II (cost $20,194,546) (a),(o)	6	20,011,202
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(o)	1	122,763,020
Statar Capital LLC (cost $59,000,005) (a),(o)	54,732	58,954,180

Total North America		368,121,707

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $344,376,943)		399,302,772

RIGHTS — 0.0%
Groupon, Inc. (a)	1,900	0
Omthera Pharmaceuticals, Inc. (a),(b)	700	0
Pershing Square SPARC Holdings Ltd. (a),(b)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(b)	2,020,101	0
Sinovac Biotech Ltd. (a),(b)	200	1,294

TOTAL RIGHTS (COST $0)		1,294

TOTAL LONG-TERM INVESTMENTS (COST $3,081,447,842)		3,194,811,700

	Contracts	Value
COMMODITIES — 6.1%
California Carbon Allowance Vintage 2025 Physical (a),(c)	689	27,657
California Carbon Allowance Vintage 2021 Physical (a),(c)	1,791,000	71,837,010
California Carbon Allowance Vintage 2022 Physical (a),(c)	1,161,000	46,567,710
California Carbon Allowance Vintage 2023 Physical (a),(c)	525,000	21,057,750
California Carbon Allowance Vintage 2024 Physical (a),(c)	2,482,000	99,553,020

TOTAL COMMODITIES (COST $172,453,964)		239,043,147

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.5%
Exchange-Traded Call Options — 0.2%
NAT GAS EURO OPT APR24	5.00 USD	4/01/24	1	5	$1,123	$23	$(1,100)
NAT GAS EURO OPT AUG24	5.00 USD	8/01/24	1	5	1,123	153	(970)
NAT GAS EURO OPT JUL24	5.00 USD	7/01/24	1	5	1,123	105	(1,018)
NAT GAS EURO OPT JAN24	5.00 USD	6/01/24	1	5	1,123	68	(1,055)
NAT GAS EURO OPT MAY24	5.00 USD	5/01/24	1	5	1,123	41	(1,082)
NAT GAS EURO OPT OCT24	5.00 USD	10/01/24	1	5	1,123	322	(801)
NAT GAS EURO OPT SEP24	5.00 USD	9/01/24	1	5	1,123	212	(911)
CRUDE OIL FUT OPT DEC24	125.00 USD	12/01/24	25	3,125	32,590	8,250	(24,340)
NAT GAS EURO OPT FEB24	3.55 USD	1/26/24	30	107	30,088	7,080	(23,008)
CRUDE OIL FUT OPT DEC24	110.00 USD	11/15/24	100	11,000	167,297	61,000	(106,297)
SILVER JUL24	30.00 USD	6/25/24	40	1,200	308,103	101,000	(207,103)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SILVER JUL24	70.00 USD	6/25/24	40	2,800	$30,103	$3,800	$(26,303)
CBOE SPX VOLATILITY INDX MAR 24	25.00 USD	3/20/24	4,350	108,750	818,316	417,600	(400,716)
NAT GAS EURO OPT JAN26	6.00 USD	12/26/25	25	150	95,500	112,650	17,150
NAT GAS EURO OPT FEB26	6.00 USD	1/27/26	25	150	95,500	111,975	16,475
NAT GAS EURO OPT MAR26	6.00 USD	2/24/26	25	150	95,500	86,050	(9,450)
NAT GAS EURO OPT APR26	6.00 USD	3/26/26	25	150	95,500	35,625	(59,875)
NAT GAS EURO OPT MAY26	6.00 USD	4/27/26	25	150	95,500	34,500	(61,000)
NAT GAS EURO OPT JUN26	6.00 USD	5/26/26	25	150	95,500	38,825	(56,675)
NAT GAS EURO OPT JUL26	6.00 USD	6/25/26	25	150	95,500	45,350	(50,150)
NAT GAS EURO OPT AUG26	6.00 USD	7/28/26	25	150	95,500	48,025	(47,475)
NAT GAS EURO OPT SEP26	6.00 USD	8/26/26	25	150	95,500	47,875	(47,625)
NAT GAS EURO OPT OCT26	6.00 USD	9/25/26	25	150	95,500	52,425	(43,075)
NAT GAS EURO OPT NOV26	6.00 USD	10/27/26	25	150	95,500	70,925	(24,575)
NAT GAS EURO OPT DEC26	6.00 USD	11/24/26	25	150	95,500	107,775	12,275
BRENT CRUDE MAR24	90.00 USD	1/26/24	77	6,930	208,560	16,940	(191,620)
BRENT CRUDE MAR24	110.00 USD	1/26/24	70	7,700	56,300	3,500	(52,800)
CBOE SPX VOLATILITY INDX MAR 24	20.00 USD	3/20/24	1,740	34,800	491,603	261,000	(230,603)
CBOE SPX VOLATILITY INDX MAR 24	21.00 USD	3/20/24	1,740	36,540	521,183	229,680	(291,503)
CBOE SPX VOLATILITY INDX JUN 24	22.00 USD	6/18/24	1,740	38,280	589,045	366,270	(222,775)
SILVER DEC24	30.00 USD	11/25/24	40	1,200	200,103	242,800	42,697
SILVER DEC24	60.00 USD	11/25/24	40	2,400	28,103	26,400	(1,703)
LME Copper 3Mo Call	9,000.00 USD	12/04/24	160	1,440,000	1,948,371	2,231,480	283,109
NAT GAS EURO OPT FEB24	4.50 USD	1/26/24	60	270	127,714	3,600	(124,114)
NAT GAS EURO OPT MAR24	4.50 USD	2/26/24	3	14	399	258	(141)
COMEX GOLD FEB 24	2,050.00 USD	1/25/24	100	205,000	307,277	407,000	99,723
NAT GAS EURO OPT MAR24	4.00 USD	2/26/24	16	40	2,958	2,480	(478)
NAT GAS EURO OPT FEB24	5.00 USD	1/26/24	20	100	3,117	660	(2,457)
CBOE SPX VOLATILITY INDX MAR 24	45.00 USD	3/20/24	1,305	58,725	68,103	40,455	(27,648)
NAT GAS EURO OPT OCT24	4.25 USD	9/25/24	16	68	29,246	11,168	(18,078)
NAT GAS EURO OPT FEB24	3.15 USD	1/26/24	133	419	177,288	67,431	(109,857)
LME Copper 3Mo Call	8,750.00 USD	1/03/24	65	568,750	102,556	25,789	(76,767)
NAT GAS EURO OPT FEB24	4.00 USD	1/26/24	15	60	1,960	1,710	(250)
NAT GAS EURO OPT DEC24	4.25 USD	11/25/24	16	68	29,246	54,608	25,362
NAT GAS EURO OPT NOV24	4.25 USD	11/28/24	16	68	29,246	26,896	(2,350)
NAT GAS EURO OPT FEB24	2.70 USD	1/26/24	99	267	96,319	131,967	35,648
NAT GAS EURO OPT FEB24	3.00 USD	1/26/24	34	102	31,299	23,562	(7,737)
iShares iBoxx $ Investment Grade Corporate Bond ETF	115.00 USD	1/19/24	2,798	321,770	50,418	11,192	(39,226)
Invesco S&P 500 Equal Weight ETF	160.00 USD	1/19/24	2,666	426,560	381,289	306,590	(74,699)
NAT GAS EURO OPT JAN26	4.50 USD	12/26/25	25	112	118,250	194,000	75,750
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	25	112	118,250	186,850	68,600
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	112	118,250	140,675	22,425
NAT GAS EURO OPT APR26	4.50 USD	3/20/26	25	112	118,250	74,225	(44,025)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	112	$118,250	$72,100	$(46,150)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	112	118,250	82,725	(35,525)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	112	118,250	96,900	(21,350)
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	118,250	101,675	(16,575)
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	100,200	(18,050)
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	108,450	(9,800)
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	143,700	25,450
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	118,250	202,775	84,525
NAT GAS EURO OPT FEB24	2.50 USD	1/26/24	34	85	60,619	69,904	9,285
NAT GAS EURO OPT FEB24	3.50 USD	1/26/24	2	0	506	516	10

					$9,502,186	$7,459,785	$(2,042,401)

Exchange-Traded Put Options — 0.1%
NAT GAS EURO OPT APR24	2.75 USD	4/01/24	2	5	4,655	10,978	6,323
NAT GAS EURO OPT AUG24	2.75 USD	8/01/24	2	5	4,655	7,750	3,095
NAT GAS EURO OPT JUL24	2.75 USD	7/01/24	2	5	4,655	7,760	3,105
NAT GAS EURO OPT JAN24	2.75 USD	6/01/24	2	6	4,655	8,886	4,231
NAT GAS EURO OPT MAY24	2.75 USD	5/01/24	2	6	4,655	10,448	5,793
NAT GAS EURO OPT OCT24	2.75 USD	10/01/24	2	6	4,655	8,420	3,765
NAT GAS EURO OPT SEP24	2.75 USD	9/01/24	2	6	4,655	8,518	3,863
NAT GAS EURO OPT APR24	2.00 USD	3/25/24	170	340	231,787	220,320	(11,467)
NAT GAS EURO OPT MAY24	2.00 USD	4/25/24	109	218	138,968	153,472	14,504
CRUDE OIL FUT OPT DEC24	46.00 USD	12/01/24	25	1,150	85,091	36,250	(48,841)
NAT GAS EURO OPT MAR24	3.25 USD	2/26/24	75	244	411,969	721,725	309,756
CRUDE OIL FUT OPT DEC24	43.00 USD	11/15/24	100	4,300	310,297	110,000	(200,297)
NAT GAS EURO OPT MAR24	3.15 USD	2/26/24	5	16	26,565	43,605	17,040
PJM WH RT 336 FEB 24	40.00 USD	1/30/24	100	4,000	21,840	15,120	(6,720)
NAT GAS EURO OPT MAR24	2.00 USD	2/26/24	80	160	60,434	83,440	23,006
LME Copper 3Mo Call	7,500.00 USD	12/04/24	160	1,200,000	1,305,771	917,000	(388,771)
NAT GAS EURO OPT MAR24	2.50 USD	2/26/24	50	125	108,156	176,300	68,144
3 MONTH SOFR JUN 24	95.50 USD	6/14/24	425	40,587	357,115	305,469	(51,646)
CRUDE OIL FUT OPY MAR 24	73.00 USD	2/14/24	26	1,898	65,046	105,820	40,774
E-Mini S&P 500 Index	4,770.00 USD	1/08/24	261	1,244,970	134,073	140,287	6,214

					$3,289,697	$3,091,568	$(198,129)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.0%
LME Nickel 3Mo Call	Morgan Stanley Capital Services LLC	4,000.00 USD	12/04/24	1,260	5,040,000	$ 2,431,800	$ 20,574	$ (2,411,226)
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	16,500.00 USD	12/04/24	7,500	123,750,000	2,430,000	84,410	(2,345,590)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
USD CNH FX Option Call 7.39 1/31/24	Citibank N.A.	7.39 USD	1/31/24	2,610,000	19,287,900	$234,900	$49,379	$(185,521)
Buy CMS Cap on USD ICE Swap Rate Swaption .005 1/10/24	Morgan Stanley & Co. LLC	0.50 USD	1/10/24	2,930,400,000	0	3,080,000	0	(3,080,000)
Dual Digital Option S&P 500 Index 3944.4 & SOFR 2y 4.409%	Deutsche Bank AG	3,944.60 USD	6/21/24	10,800,000	42,601,680,000	1,096,200	73,705	(1,022,495)
Dual Digital Option S&P 500 Index 3858.8 & SOFR 5y 3.903%	Deutsche Bank AG	3,858.80 USD	9/20/24	10,800,000	41,675,040,000	1,036,800	138,063	(898,737)
JPY CNH FX Option Call 19.25 1/23/24	Bank of America N. A.	19.25 JPY	1/23/24	295,750,000	5,693,187,500	276,300	301,468	25,168
JPY CNH FX Option Call 18.65 4/23/24	Bank of America N. A.	18.65 JPY	4/23/24	295,750,000	5,515,737,500	276,301	340,459	64,158
JPY CNH FX Option Call 18.16 7/23/24	Bank of America N. A.	18.16 JPY	7/23/24	295,750,000	5,370,820,000	276,301	323,495	47,194
JPY CNH FX Option Call 17.67 10/23/24	Bank of America N. A.	17.67 JPY	10/23/24	295,750,000	5,225,902,500	276,300	290,723	14,423
EUR HUF FX Option Call 402 1/11/24	COEX Partners Limited	402.00 EUR	1/11/24	26,100,000	10,492,200,000	40,734	5,915	(34,819)
USD CNH FX Option Call 7.15 1/11/24	Nomura Securities International, Inc.	7.15 USD	1/11/24	34,800,000	248,820,000	58,464	98,216	39,752
CDX41 Swaption Call 52.5 2/21/24	Morgan Stanley & Co. LLC	52.50 USD	2/21/24	725,980,000	38,113,950,000	362,990	246,980	(116,010)

						$11,877,090	$1,973,387	$(9,903,703)

OTC Put Options — 0.2%
FTSE 100 INDEX JAN 24	Bank of America N. A.	7,078.00 GBP	1/19/24	4,671	33,061,338	141,666	6,036	(135,630)
FTSE 100 INDEX JAN 24	Citibank N.A.	7,085.00 GBP	1/19/24	5,832	41,319,720	182,335	7,726	(174,609)
USD ILS FX Option Put 3.541 7/22/24	Bank of America N. A.	3.54 USD	7/22/24	2,730,000	9,666,930	273,000	1,179,400	906,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
USD ILS FX Option Put 3.466 10/22/24	Bank of America N. A.	3.47 USD	10/22/24	2,730,000	9,462,180	$273,000	$944,319	$671,319
DJ EURO STOXX 50 MAR 24	Morgan Stanley & Co. LLC	3,617.55 EUR	3/15/24	10,821	39,145,509	199,431	14,477	(184,954)
GBP USD FX Option Put 1.17 1/18/24	Goldman Sachs International	1.17 GBP	1/18/24	4,350,000	5,089,500	234,613	399	(234,214)
USD ILS FX Option Put 3.4275 10/31/24	Bank of America N. A.	3.43 USD	10/31/24	2,910,000	9,974,025	291,000	850,391	559,391
JPY CNH FX Option Put 18.771 4/29/24	Deutsche Bank AG	18.77 JPY	4/29/24	315,250,000	5,917,557,750	291,176	439,946	148,770
JPY CNH FX Option Put 18.256 7/31/24	Deutsche Bank AG	18.26 JPY	7/31/24	315,250,000	5,755,204,000	291,176	388,995	97,819
JPY CNH FX Option Put 17.7735 10/31/24	Deutsche Bank AG	17.77 JPY	10/31/24	315,250,000	5,603,095,875	291,176	346,374	55,198
JPY CNH FX Option Put 19.421 1/31/24	Deutsche Bank AG	19.42 JPY	1/31/24	315,250,000	6,122,470,250	291,176	576,852	285,676
USD ILS FX Option Put 3.5045 7/31/24	Bank of America N. A.	3.50 USD	7/31/24	2,910,000	10,198,095	291,000	1,070,558	779,558
Dual Digital Option USD/BRL 4.9 Put & USD/CNH 7.25 Call 2024	Citibank N.A.	4.90 USD	5/09/24	2,610,000	12,789,000	234,899	54,865	(180,034)
S&P 500 INDEX MAR24	Citibank N.A.	4,043.57 USD	3/15/24	19,364	78,299,689	204,484	45,053	(159,431)
S&P 500 INDEX MAR24	J.P. Morgan Securities LLC	4,056.93 USD	3/15/24	9,651	39,153,431	87,004	23,601	(63,403)
Swaption Call 3.5% 11/18/2025	Barclays Bank PLC	3.50 EUR	11/13/24	1,115,500,000	3,904,250,000	2,267,706	537,791	(1,729,915)
Swaption Call 3.5% 5/31/2025	Barclays Bank PLC	3.50 EUR	5/29/24	756,600,000	2,648,100,000	1,012,911	234,665	(778,246)
USD TRY FX Option Put 38.925 12/6/24	Deutsche Bank AG	38.93 USD	12/06/24	22,310,000	868,416,750	2,199,766	1,624,922	(574,844)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
USD BRL FX Option Put 4.83 1/18/24	Deutsche Bank AG	4.83 USD	1/18/24	21,750,000	105,052,500	$112,621	$170,894	$58,273

						$9,170,140	$8,517,264	$(652,876)

Total Purchased Options Outstanding						$33,839,113	$21,042,004	$(12,797,109)

Security Description	Shares	Value
REPURCHASE AGREEMENTS (p) — 1.8%
Barclays Capital, Inc., 3.25%, dated 06/01/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $592,337) (q)	519,836	$519,836
Barclays Capital, Inc., 5.00%, dated 06/09/2023, due On Demand (collateralized by Dominican Republic International Bond, 6.00% due 02/07/2033, market value $4,062,140) (q)	4,038,322	4,038,322
Barclays Capital, Inc., 4.95%, dated 06/27/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,697,961) (q)	1,732,870	1,732,870
Barclays Capital, Inc., 2.25%, dated 09/08/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,142,151) (q)	1,127,622	1,127,622
Barclays Capital, Inc., 5.15%, dated 09/18/2023, due On Demand (collateralized by Turkey Government Bond, 6.00% due 01/14/2041, market value $208,496) (q)	190,875	190,875
Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.40%, dated 10/11/2023, due 01/16/2024 (collateralized by US Treasury Notes, 1.38% due 07/15/2033, market value $1,454,127)	1,396,875	1,396,875
Barclays Capital, Inc., 4.95%, dated 10/12/2023, due On Demand (collateralized by Israel International Bond, 4.50% due 01/17/2033, market value $2,664,517) (q)	2,638,807	2,638,807
Barclays Capital, Inc., 5.10%, dated 10/13/2023, due On Demand (collateralized by Saudi Arabia International Bond, 5.00% due 01/18/2053, market value $1,991,829) (q)	1,776,712	1,776,712
Barclays Capital, Inc., 5.05%, dated 10/13/2023, due On Demand (collateralized by Ecopetrol S.A., 8.88% due 01/13/2033, market value $1,563,446) (q)	1,462,605	1,462,605
Citigroup Global Markets Limited, 4.90%, dated 10/16/2023, due On Demand (collateralized by Ecopetrol S.A., 8.88% due 01/13/2033, market value $469,360) (q)	448,027	448,027
Barclays Capital, Inc., 4.90%, dated 10/18/2023, due On Demand (collateralized by Israel International Bond, 4.50% due 01/17/2033, market value $1,365,956) (q)	1,328,321	1,328,321
Barclays Capital, Inc., 4.90%, dated 10/18/2023, due On Demand (collateralized by Israel International Bond, 4.50% due 01/17/2033, market value $1,502,647) (q)	1,458,310	1,458,310
Barclays Capital, Inc., 5.05%, dated 10/19/2023, due On Demand (collateralized by Ecopetrol S.A., 8.88% due 01/13/2033, market value $625,813) (q)	580,406	580,406
Barclays Capital, Inc., 5.1%, dated 10/23/2023, due On Demand (collateralized by Saudi Arabia International Bond, 5.00% due 01/18/2053, market value $2,031,364) (q)	1,733,515	1,733,515
Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.10%, dated 11/01/2023, due 01/16/2024 (collateralized by US Treasury Notes, 1.38% due 07/15/2033, market value $581,651)	556,021	556,021
Barclays Capital, Inc., 5.05%, dated 11/02/2023, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $3,524,386) (q)	3,271,357	3,271,357
Barclays Capital, Inc., 5.05%, dated 11/06/2023, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $896,876) (q)	826,759	826,759
Barclays Capital, Inc., 4.60%, dated 11/13/2023, due On Demand (collateralized by Israel International Bond, 4.50% due 01/17/2033, market value $1,358,362) (q)	1,330,959	1,330,959
Barclays Capital, Inc., 4.00%, dated 11/17/2023, due On Demand (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $6,313,479) (q)	6,075,736	6,075,736
Barclays Capital, Inc., 5.10%, dated 11/22/2023, due On Demand (collateralized by Turkey Government Bond, 6.75% due 05/30/2040, market value $649,650) (q)	614,363	614,363
Barclays Capital, Inc., 5.00%, dated 12/06/2023, due On Demand (collateralized by America Movil SAB de CV, 6.38% due 03/01/2035, market value $888,094) (q)	895,758	895,758

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 5.05%, dated 12/07/2023, due On Demand (collateralized by GACI First Investment, 4.75% due 02/14/2030, market value $2,887,386) (q)	2,988,152	$2,988,152
Barclays Capital, Inc., 4.35%, dated 12/07/2023, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,578,562) (q)	1,690,006	1,690,006
Barclays Capital, Inc., 4.40%, dated 12/07/2023, due On Demand (collateralized by eHi Car Services Ltd, 7.75% due 11/14/2024, market value $373,462) (q)	385,068	385,068
Barclays Capital, Inc., 5.00%, dated 12/07/2023, due On Demand (collateralized by CSN Resources SA, 8.88% due 12/05/2030, market value $834,658) (q)	825,360	825,360
Barclays Capital, Inc., 2.25%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,006,220) (q)	1,018,855	1,018,855
Barclays Capital, Inc., 3.25%, dated 12/11/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,859,772) (q)	1,884,701	1,884,701
Barclays Capital, Inc., 2.25%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $430,410) (q)	436,260	436,260
Barclays Capital, Inc., 5.00%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $2,157,740) (q)	2,187,065	2,187,065
Barclays Capital, Inc., 4.95%, dated 12/11/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $501,174) (q)	489,311	489,311
Barclays Capital, Inc., 5.00%, dated 12/11/2023, due On Demand (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $1,239,418) (q)	1,210,080	1,210,080
Barclays Capital, Inc., 4.95%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,383,346) (q)	1,400,716	1,400,716
Barclays Capital, Inc., 5.00%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,006,819) (q)	1,020,502	1,020,502
Barclays Capital, Inc., 5.00%, dated 12/13/2023, due On Demand (collateralized by CSN Resources SA, 8.88% due 12/05/2030, market value $668,977) (q)	663,045	663,045
Barclays Capital, Inc., 5.05%, dated 12/28/2023, due 01/03/2024 (collateralized by Brazilian International Bond, 3.75% due 09/12/2031, market value $2,032,896)	2,115,606	2,115,606
JPMorgan Chase Bank, N.A., 5.05%, dated 11/30/2023, due 01/04/2024 (collateralized by Dominican Republic International Bonds, 6.40% due 06/05/2049, market value $273,540)	349,867	349,867
JPMorgan Chase Bank, N.A., 2.25%, dated 12/06/2023, due 01/09/2024 (collateralized by Bank of China Bond, 2.13% due 12/03/2029, market value $1,725,000)	1,777,897	1,777,897
JPMorgan Chase Bank, N.A., 5.05%, dated 12/07/2023, due 01/09/2024 (collateralized by Argentina International bonds, 3.63% due 07/09/2035, market value $246,243)	266,121	266,121
JPMorgan Chase Bank, N.A., 5.00%, dated 11/03/2023, due 01/09/2024 (collateralized by Dominican Republic International Bond, 6.00% due 02/07/2033, market value $765,345)	758,333	758,333
JPMorgan Chase Bank, N.A., 4.00%, dated 10/30/2023, due 01/09/2024 (collateralized by Petroleos Mexicanos Bond, 10.00% due 02/07/2033, market value $1,171,729)	1,121,237	1,121,237
JPMorgan Chase Bank, N.A., 5.05%, dated 11/03/2023, due 01/09/2024 (collateralized by Saudi Arabia International Bond, 4.63% due 10/04/2047, market value $763,878)	712,763	712,763
JPMorgan Chase Bank, N.A., 5.15%, dated 11/28/2023, due 01/09/2024 (collateralized by Dominican Republic International Bonds, 5.95% due 01/25/2027, market value $583,193)	610,180	610,180
JPMorgan Chase Bank, N.A., 5.05%, dated 12/08/2023, due 01/09/2024 (collateralized by Argentina International bonds, 3.63% due 07/09/2035, market value $98,497)	106,904	106,904
JPMorgan Chase Bank, N.A., 4.75%, dated 10/06/2023, due 01/09/2024 (collateralized by Peru International Bond, 5.63% due 11/18/2050, market value $3,454,149)	3,201,858	3,201,858
JPMorgan Chase Bank, N.A., 4.80%, dated 11/03/2023, due 01/09/2024 (collateralized by Turkey Government Bond, 6.00% due 01/14/2041, market value $601,758)	573,165	573,165
JPMorgan Chase Bank, N.A., 4.70%, dated 10/17/2023, due 01/09/2024 (collateralized by GACI First Investment, 4.75% due 02/14/2030, market value $2,156,301)	2,133,074	2,133,074
JPMorgan Chase Bank, N.A., 4.00%, dated 10/11/2023, due 01/09/2024 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% due Perpectual Maturity, market value $4,746,032)	4,884,557	4,884,557

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 4.70%, dated 11/03/2023, due 01/09/2024 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,870,483)	1,939,861	$1,939,861

TOTAL REPURCHASE AGREEMENTS (COST $70,754,600)	70,754,600	70,754,600

TOTAL INVESTMENTS IN SECURITIES — 89.0% (COST $3,358,495,519)		3,525,651,451

TOTAL SECURITIES SOLD SHORT — (18.8)% (PROCEEDS $692,058,291)		(745,264,198)

Other Assets and Liabilities (r) — 29.8%		1,182,457,031

Net Assets — 100.0%		$3,962,844,284

SECURITIES SOLD SHORT — (18.8)%
COMMON STOCK — (13.0)%
Africa — 0.0%
Energy — 0.0%
Kosmos Energy Ltd. (a)	800	(5,368)

Financial Services — 0.0%
Lesaka Technologies, Inc. (a)	300	(972)

Materials — 0.0%
Gold Fields Ltd.,ADR	900	(13,014)
Caledonia Mining Corp. PLC	100	(1,220)

		(14,234)

Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	200	(920)

Total Africa		(21,494)

Asia — (0.6)%
Automobiles & Components — (0.1)%
NIO, Inc.,ADR (a)	271,100	(2,458,877)
XPeng, Inc.,ADR (a)	26,100	(380,799)
Honda Motor Co. Ltd.,ADR	6,200	(191,642)
Toyota Motor Corp.,ADR	3,500	(641,830)
Polestar Automotive Holding U.K. PLC,Class A, ADR (a)	35,800	(80,908)
Niu Technologies,ADR (a)	3,300	(7,227)
ECARX Holdings, Inc.,Class A (a)	1,247	(3,941)

		(3,765,224)

Banks — 0.0%
HDFC Bank Ltd.,ADR	14,200	(952,962)
KB Financial Group, Inc.,ADR	800	(33,096)
Mitsubishi UFJ Financial Group, Inc.,ADR	55,900	(481,299)
Shinhan Financial Group Co. Ltd.,ADR	1,800	(55,404)
Sumitomo Mitsui Financial Group, Inc.,ADR	37,300	(361,064)
Mizuho Financial Group, Inc.,ADR	3,200	(11,008)

		(1,894,833)

Capital Goods — 0.0%
EHang Holdings Ltd.,ADR (a)	11,200	(188,160)
Emeren Group Ltd.,ADR (a)	5,400	(14,742)

		(202,902)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Commercial & Professional Services — 0.0%
SOS Ltd.,ADR (a)	1,804	$(8,298)

Consumer Discretionary Distribution & Retail — (0.3)%
Coupang, Inc. (a)	105,600	(1,709,664)
Uxin Ltd.,ADR (a)	1,880	(1,318)
Boqii Holding Ltd.,ADR (a)	99	(60)
PDD Holdings, Inc.,ADR (a)	60,100	(8,793,231)
Kaixin Auto Holdings (a)	126	(111)

		(10,504,384)

Consumer Durables & Apparel — 0.0%
Sony Group Corp.,ADR	5,900	(558,671)
JX Luxventure Ltd. (a)	100	(135)

		(558,806)

Consumer Services — 0.0%
Gaotu Techedu, Inc.,ADR (a)	31,700	(114,754)
MEDIROM Healthcare Technologies, Inc.,ADR (a)	100	(520)
17 Education & Technology Group, Inc.,ADR (a)	85	(175)
Tarena International, Inc.,ADR (a)	133	(140)
Trip.com Group Ltd.,ADR (a)	10,800	(388,908)
Youdao, Inc.,ADR (a)	2,600	(10,244)
E-Home Household Service Holdings Ltd. (a)	4,191	(16,764)

		(531,505)

Consumer Staples Distribution — 0.0%
Dada Nexus Ltd.,ADR (a)	4,400	(14,608)
DingDong Cayman Ltd.,ADR (a)	5,900	(8,850)

		(23,458)

Financial Services — 0.0%
Futu Holdings Ltd.,ADR (a)	1,500	(81,945)
Jianpu Technology, Inc.,ADR (a)	300	(294)
ORIX Corp.,ADR	100	(9,339)
Qudian, Inc.,ADR (a)	3,300	(6,732)
Qifu Technology, Inc.,ADR	600	(9,492)
Future FinTech Group, Inc. (a)	260	(476)
Dragon Victory International (a)	400	(872)
Solowin Holdings (a)	389	(1,113)

		(110,263)

Food, Beverage & Tobacco — 0.0%
Origin Agritech Ltd. (a)	300	(675)
RLX Technology, Inc.,ADR	117,300	(234,600)
TDH Holdings, Inc. (a)	560	(644)
Farmmi, Inc. (a)	7	(9)

		(235,928)

Health Care Equipment & Services — 0.0%
Aesthetic Medical International Holdings Group Ltd.,ADR (a)	300	(207)

Household & Personal Products — 0.0%
Yatsen Holding Ltd.,ADR (a)	16,200	(11,852)

Insurance — 0.0%
Huize Holding Ltd.,ADR (a)	300	(270)

Materials — 0.0%
ZK International Group Co. Ltd. (a)	1,100	(1,089)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
POSCO Holdings, Inc.,ADR	2,600	$(247,286)

		(248,375)

Media & Entertainment — (0.1)%
iQIYI, Inc.,ADR (a)	8,500	(41,480)
NetEase, Inc.,ADR	11,600	(1,080,656)
So-Young International, Inc.,ADR (a)	200	(252)
Sohu.com Ltd.,ADR (a)	500	(4,965)
WiMi Hologram Cloud, Inc.,ADR (a)	3,900	(3,159)
Zhihu, Inc.,ADR (a)	28,900	(27,062)
Pop Culture Group Co. Ltd.,Class A (a)	60	(64)
iClick Interactive Asia Group Ltd.,ADR (a)	250	(958)
Sea Ltd.,ADR (a)	54,900	(2,223,450)
Abits Group, Inc. (a)	200	(228)
Bilibili, Inc.,ADR (a)	74,200	(903,014)
Grindr, Inc. (a)	200	(1,756)
Tencent Music Entertainment Group,ADR (a)	6,600	(59,466)

		(4,346,510)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BeiGene Ltd.,ADR (a)	3,100	(559,116)
HUTCHMED China Ltd.,ADR (a)	900	(16,299)
Takeda Pharmaceutical Co. Ltd.,ADR	35,000	(499,450)
Fresh2 Group Ltd.,ADR (a)	195	(174)
Zai Lab Ltd.,ADR (a)	3,200	(87,456)
QILIAN INTERNATIONAL HOLDING (a)	300	(220)

		(1,162,715)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc.,ADR (a)	90,600	(1,468,626)

Semiconductors & Semiconductor Equipment — 0.0%
Taiwan Semiconductor Manufacturing Co. Ltd.,ADR	5,900	(613,600)
Daqo New Energy Corp.,ADR (a)	17,500	(465,500)
JinkoSolar Holding Co. Ltd.,ADR	10,000	(369,400)
indie Semiconductor, Inc.,Class A (a)	23,200	(188,152)
Advantest Corp. (c)	26,800	(911,770)

		(2,548,422)

Software & Services — 0.0%
Datasea, Inc. (a)	500	(117)
GDS Holdings Ltd.,ADR (a)	11,600	(105,792)
Link Motion, Inc.,ADR (a),(b)	11,000	0
Tuya, Inc.,ADR (a)	800	(1,840)
Vnet Group, Inc.,ADR (a)	31,600	(90,692)
BIT Mining Ltd.,ADR (a)	50	(252)
Kingsoft Cloud Holdings Ltd.,ADR (a)	21,000	(79,380)
OneConnect Financial Technology Co. Ltd.,ADR (a)	252	(814)
Bit Digital, Inc. (a)	15,400	(65,142)
BTC Digital Ltd. (a)	36	(174)
Powerbridge Technologies Co. Ltd. (a)	600	(900)
The9 Ltd.,ADR (a)	430	(3,221)

		(348,324)

Technology Hardware & Equipment — 0.0%
Canaan, Inc.,ADR (a)	60,900	(140,679)
Ebang International Holdings, Inc.,Class A (a)	73	(1,117)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Fabrinet (a)	800	$(152,264)

		(294,060)

Telecommunication Services — 0.0%
Chunghwa Telecom Co. Ltd.,ADR	1,200	(46,884)
KT Corp.,ADR	1,100	(14,784)
Telkom Indonesia Persero Tbk. PT,ADR	2,600	(66,976)
Sify Technologies Ltd.,ADR (a)	500	(935)
SK Telecom Co. Ltd.,ADR	100	(2,140)
FingerMotion, Inc. (a)	500	(2,010)

		(133,729)

Transportation — 0.0%
Full Truck Alliance Co. Ltd.,ADR (a)	94,600	(663,146)
Grab Holdings Ltd.,Class A (a)	94,100	(317,117)
Grindrod Shipping Holdings Ltd.	500	(4,500)
BEST, Inc.,ADR (a)	15	(38)

		(984,801)

Utilities — 0.0%
Korea Electric Power Corp.,ADR	2,900	(21,025)
ReNew Energy Global PLC,Class A (a)	12,700	(97,282)

		(118,307)

Total Asia		(29,501,799)

Europe — (0.6)%
Banks — (0.1)%
HSBC Holdings PLC,ADR	34,300	(1,390,522)
Lloyds Banking Group PLC,ADR	36,300	(86,757)
ING Groep NV,ADR	900	(13,518)
NatWest Group PLC,ADR	700	(3,941)

		(1,494,738)

Capital Goods — 0.0%
Wallbox NV (a)	16,400	(28,700)

Commercial & Professional Services — 0.0%
RELX PLC,ADR	6,700	(265,722)
Cimpress PLC (a)	900	(72,045)
Rentokil Initial PLC,ADR	1,900	(54,359)

		(392,126)

Consumer Discretionary Distribution & Retail — 0.0%
MYT Netherlands Parent BV,ADR (a)	900	(2,871)
Jumia Technologies AG,ADR (a)	29,000	(102,370)

		(105,241)

Consumer Durables & Apparel — (0.1)%
On Holding AG,Class A (a)	62,700	(1,691,019)
Connexa Sports Technologies, Inc. (a)	35	(7)
Birkenstock Holding plc (a)	200	(9,746)

		(1,700,772)

Consumer Services — 0.0%
Soho House & Co., Inc.,A Shares (a)	300	(2,136)
Super Group SGHC Ltd. (a)	700	(2,219)
Pearson PLC,ADR	4,400	(54,076)

		(58,431)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Energy — 0.0%
Shell PLC,ADR	9,900	$(651,420)

Financial Services — (0.1)%
Deutsche Bank AG	29,900	(405,145)
UBS Group AG	71,665	(2,214,448)

		(2,619,593)

Food, Beverage & Tobacco — 0.0%
Anheuser-Busch InBev SA,ADR	8,000	(516,960)

Health Care Equipment & Services — 0.0%
Trinity Biotech PLC,ADR (a)	700	(300)
Sophia Genetics SA (a)	100	(471)
Smith & Nephew PLC,ADR	100	(2,728)
Koninklijke Philips NV (a)	3,335	(77,806)
EDAP TMS SA,ADR (a)	200	(1,056)

		(82,361)

Household & Personal Products — 0.0%
Unilever PLC,ADR	11,200	(542,976)

Insurance — 0.0%
Aegon Ltd.,ADR	11,900	(68,544)

Materials — 0.0%
Mercer International, Inc.	1,500	(14,220)
Atlas Lithium Corp. (a)	1,500	(46,920)
Amcor PLC	101,500	(978,460)
Anglogold Ashanti PLC	2,000	(37,380)

		(1,076,980)

Media & Entertainment — 0.0%
Manchester United PLC,Class A (a)	16,400	(334,232)

Pharmaceuticals, Biotechnology & Life Sciences — (0.1)%
ICON PLC,ADR (a)	7,800	(2,207,946)
Ascendis Pharma AS,ADR (a)	4,100	(516,395)
BioNTech SE,ADR (a)	10,200	(1,076,508)
Mereo Biopharma Group PLC,ADR (a)	10,900	(25,179)
NuCana PLC,ADR (a)	300	(89)
Olink Holding AB,ADR (a)	5,200	(130,780)
GH Research PLC (a)	400	(2,320)
ADC Therapeutics SA (a)	4,709	(7,817)
CureVac NV (a)	4,700	(19,787)
Argenx SE,ADR (a)	300	(114,129)
Artelo Biosciences, Inc. (a)	6	(8)
Tiziana Life Sciences Ltd. (a)	1,315	(733)
AC Immune SA (a)	900	(4,500)
MDxHealth SA (a)	100	(394)
Altamira Therapeutics Ltd. (a)	100	(348)

		(4,106,933)

Semiconductors & Semiconductor Equipment — (0.1)%
ASML Holding NV	6,700	(5,071,364)

Software & Services — (0.1)%
SAP SE,ADR	9,100	(1,406,769)
Arqit Quantum, Inc. (a)	2,200	(1,043)
Endava PLC,ADR (a)	400	(31,140)

		(1,438,952)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — 0.0%
Telefonaktiebolaget LM Ericsson,ADR	113,800	$(716,940)

Telecommunication Services — 0.0%
Liberty Global Ltd.,Class A (a)	4,300	(76,411)

Transportation — 0.0%
Ryanair Holdings PLC,ADR (a)	7,500	(1,000,200)
Costamare, Inc.	5,700	(59,337)

		(1,059,537)

Utilities — 0.0%
National Grid PLC,ADR	4,500	(305,955)
Atlantica Sustainable Infrastructure PLC	500	(10,750)

		(316,705)

Total Europe		(22,459,916)

Middle East — 0.0%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd.,ADR (a)	500	(515)
Mobileye Global, Inc.,Class A (a)	1,500	(64,980)

		(65,495)

Capital Goods — 0.0%
Elbit Systems Ltd.	100	(21,325)

Consumer Discretionary Distribution & Retail — 0.0%
Global-e Online Ltd. (a)	2,600	(103,038)

Consumer Services — 0.0%
NEOGAMES SA (a)	1,351	(38,679)

Health Care Equipment & Services — 0.0%
Nano-X Imaging Ltd. (a)	2,000	(12,740)
Inspira Technologies Oxy BHN Ltd. (a)	142	(151)

		(12,891)

Household & Personal Products — 0.0%
Oddity Tech Ltd.,Class A (a)	400	(18,612)

Media & Entertainment — 0.0%
Yalla Group Ltd.,ADR (a)	500	(3,065)
Taboola.com Ltd. (a)	10,000	(43,300)
Innovid Corp. (a)	200	(300)
PERION NETWORK Ltd. (a)	300	(9,261)
Tremor International Ltd.,ADR (a)	400	(2,024)

		(57,950)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Collplant Biotechnologies Ltd.,ADR (a)	100	(639)
Evogene Ltd. (a)	1,800	(1,510)
Teva Pharmaceutical Industries Ltd.,ADR (a)	21,900	(228,636)

		(230,785)

Software & Services — 0.0%
Cognyte Software Ltd. (a)	2,700	(17,361)
Check Point Software Technologies Ltd. (a),(c)	2,171	(331,707)
SimilarWeb Ltd. (a)	500	(2,665)

		(351,733)

Technology Hardware & Equipment — 0.0%
Nano Dimension Ltd.,ADR (a)	6,000	(14,400)
Gilat Satellite Networks Ltd. (a)	400	(2,444)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Innoviz Technologies Ltd. (a)	26,200	$(66,286)

		(83,130)

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	1,400	(13,818)
Castor Maritime, Inc. (a)	60	(26)

		(13,844)

Utilities — 0.0%
Enlight Renewable Energy Ltd. (a)	300	(5,742)

Total Middle East		(1,003,224)

North America — (11.6)%
Automobiles & Components — 0.0%
Luminar Technologies, Inc. (a)	82,900	(279,373)
Patrick Industries, Inc.	100	(10,035)
Lucid Group, Inc. (a)	54,900	(231,129)
ElectraMeccanica Vehicles Corp. (a)	2,148	(720)
Fisker, Inc. (a)	100	(175)
Fox Factory Holding Corp. (a)	1,200	(80,976)
Harley-Davidson, Inc.	3,000	(110,520)
LCI Industries	1,900	(238,849)
Solid Power, Inc. (a)	800	(1,160)
Thor Industries, Inc.	5,900	(697,675)
Winnebago Industries, Inc.	4,900	(357,112)
Worksport Ltd. (a)	1,100	(1,639)
XPEL, Inc. (a)	1,500	(80,775)
Stellantis NV	15,500	(361,460)
Visteon Corp. (a)	200	(24,980)
Workhorse Group, Inc. (a)	25,600	(9,216)
Faraday Future Intelligent Electric, Inc. (a)	17	(4)
Magna International, Inc.	4,200	(248,136)
Phinia, Inc.	700	(21,203)
Volcon, Inc. (a)	40	(4)

		(2,755,141)

Banks — (3.8)%
New York Community Bancorp, Inc.	208,096	(2,128,822)
Columbia Banking System, Inc.	105,887	(2,825,065)
M&T Bank Corp.	11,000	(1,507,880)
Ameris Bancorp	1,000	(53,050)
Axos Financial, Inc. (a)	208,240	(11,369,904)
BOK Financial Corp.	200	(17,130)
Bank of Montreal	4,000	(395,760)
Bank of Nova Scotia	6,800	(331,092)
Cadence Bank	97,143	(2,874,461)
Customers Bancorp, Inc. (a)	28,024	(1,614,743)
Fifth Third Bancorp (c)	47,577	(1,640,931)
First Citizens BancShares, Inc.,Class A	400	(567,588)
Glacier Bancorp, Inc.	2,200	(90,904)
Huntington Bancshares, Inc. (c)	147,842	(1,880,550)
Independent Bank Corp.	1,200	(78,972)
KeyCorp (c)	519,092	(7,474,925)
Old National Bancorp	32,100	(542,169)
PNC Financial Services Group, Inc. (The) (c)	16,200	(2,508,570)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Park National Corp.	2,081	$(276,482)
Pinnacle Financial Partners, Inc.	1,300	(113,386)
Regions Financial Corp. (c)	31,950	(619,191)
Royal Bank of Canada	11,200	(1,132,656)
ServisFirst Bancshares, Inc.	9,714	(647,244)
SouthState Corp.	101,407	(8,563,821)
TFS Financial Corp.	3,400	(49,946)
Toronto-Dominion Bank	3,900	(252,018)
Triumph Financial, Inc. (a)	12,370	(991,827)
Truist Financial Corp.	200	(7,384)
UMB Financial Corp.	200	(16,710)
United Community Banks, Inc.	12,576	(367,974)
United Bankshares, Inc.	32,125	(1,206,294)
Valley National Bancorp	9,500	(103,170)
WSFS Financial Corp.	2,600	(119,418)
Wells Fargo & Co.	3,900	(191,958)
Western Alliance Bancorp	118,149	(7,773,023)
East West Bancorp, Inc.	120,119	(8,642,562)
U.S. Bancorp (c)	29,427	(1,273,601)
Bank OZK	182,708	(9,104,340)
Cathay General Bancorp	700	(31,199)
Webster Financial Corp.	15,800	(802,008)
Wintrust Financial Corp.	3,200	(296,800)
Trustmark Corp.	46,630	(1,300,044)
Comerica, Inc. (c)	3,190	(178,034)
Zions Bancorp NA (c)	2,357	(103,402)
Associated Banc-Corp.	400	(8,556)
Atlantic Union Bankshares Corp.	3,100	(113,274)
Bancorp, Inc. (a)	72,407	(2,792,014)
Banc of California, Inc.	7,626	(102,417)
Banner Corp.	15,112	(809,399)
Bankwell Financial Group, Inc.	4,013	(121,112)
Blue Ridge Bankshares, Inc.	78,418	(237,607)
Canadian Imperial Bank of Commerce	7,400	(356,236)
Carver Bancorp, Inc. (a)	400	(788)
City Holding Co.	48,993	(5,401,968)
Civista Bancshares, Inc.	6,727	(124,046)
CrossFirst Bankshares, Inc. (a)	55,054	(747,633)
Eagle Bancorp, Inc.	132,044	(3,979,806)
Enterprise Financial Services Corp.	15,355	(685,601)
FNB Corp.	7,400	(101,898)
First Interstate BancSystem, Inc.,Class A	2,000	(61,500)
JPMorgan Chase & Co.	53,800	(9,151,380)
Pathward Financial, Inc.	91,432	(4,839,496)
Preferred Bank	58,435	(4,268,677)
Prosperity Bancshares, Inc.	13,991	(947,610)
Stellar Bancorp, Inc.	300	(8,352)
Veritex Holdings, Inc.	138,688	(3,227,270)
Bank of NT Butterfield & Son Ltd. (The)	67,255	(2,152,833)
Fulton Financial Corp.	103,721	(1,707,248)
HomeStreet, Inc.	91,753	(945,056)
Independent Bank Group, Inc.	24,867	(1,265,233)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
WaFd, Inc.	1,000	$(32,960)
Texas Capital Bancshares, Inc. (a)	100	(6,463)
Bank of Hawaii Corp.	2,800	(202,888)
First BanCorp	600	(9,870)
Seacoast Banking Corp. of Florida	400	(11,384)

		(126,487,583)

Capital Goods — (0.3)%
PACCAR, Inc.	5,500	(537,075)
Fastenal Co.	200	(12,954)
Sunrun, Inc. (a)	67,515	(1,325,319)
Plug Power, Inc. (a)	187,500	(843,750)
Blink Charging Co. (a)	20,800	(70,512)
FuelCell Energy, Inc. (a)	500	(800)
Advanced Drainage Systems, Inc.	4,900	(689,136)
AerSale Corp. (a)	1,800	(22,851)
AgEagle Aerial Systems, Inc. (a)	12,800	(1,343)
Ameresco, Inc.,Class A (a)	3,400	(107,678)
Array Technologies, Inc. (a)	46,200	(776,160)
Astec Industries, Inc.	100	(3,720)
Atkore, Inc. (a)	100	(16,000)
Axon Enterprise, Inc. (a)	700	(180,831)
Beam Global (a)	2,000	(14,180)
Builders FirstSource, Inc. (a)	17,800	(2,971,532)
Byrna Technologies, Inc. (a)	1,400	(8,946)
CAE, Inc. (a)	2,500	(53,975)
CBAK Energy Technology, Inc. (a)	2,200	(2,310)
Chart Industries, Inc. (a)	6,400	(872,512)
ClearSign Technologies Corp. (a)	100	(111)
Desktop Metal, Inc.,Class A (a)	54,200	(40,704)
Draganfly, Inc. (a)	4,500	(2,158)
ESS Tech, Inc. (a)	29,700	(33,858)
Encore Wire Corp.	700	(149,520)
Eos Energy Enterprises, Inc. (a)	52,700	(57,443)
FTC Solar, Inc. (a)	33,900	(23,486)
Fluence Energy, Inc. (a)	13,500	(321,975)
Flux Power Holdings, Inc. (a)	400	(1,644)
Generac Holdings, Inc. (a)	2,000	(258,480)
Ideal Power, Inc. (a)	200	(1,552)
iPower, Inc. (a)	600	(270)
KULR Technology Group, Inc. (a)	7,100	(1,314)
Lion Electric Co. (a)	2,500	(4,425)
Microvast Holdings, Inc. (a)	25,700	(35,980)
Quanta Services, Inc.	11,200	(2,416,960)
Redwire Corp. (a)	900	(2,565)
Regal Rexnord Corp.	1,400	(207,228)
Rocket Lab USA, Inc. (a)	25,800	(142,674)
Shoals Technologies Group, Inc.,Class A (a)	24,800	(385,392)
Sunworks, Inc. (a)	17,600	(4,132)
3D Systems Corp. (a)	700	(4,445)
UFP Industries, Inc.	1,000	(125,550)
Urban-Gro, Inc. (a)	1,000	(1,400)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
WESCO International, Inc.	3,700	$(643,356)
Xometry, Inc.,Class A (a)	4,600	(165,186)
Carrier Global Corp.	2,000	(114,900)
Hyliion Holdings Corp. (a)	300	(244)
Nikola Corp. (a)	184,900	(161,751)
NuScale Power Corp. (a)	18,700	(61,523)
United Rentals, Inc.	900	(516,078)
Ballard Power Systems, Inc. (a)	8,400	(31,080)
SunPower Corp. (a),(c)	11,237	(54,275)
Watsco, Inc.	200	(85,694)
Brookfield Business Corp.,Class A	100	(2,328)
Energy Vault Holdings, Inc. (a)	20,400	(47,532)
Markforged Holding Corp. (a)	10,800	(8,856)
SES AI Corp. (a)	7,800	(14,274)
SKYX Platforms Corp. (a)	3,300	(5,280)
Stem, Inc. (a)	26,200	(101,656)
Terran Orbital Corp. (a)	60,200	(68,628)
Trinity Industries, Inc.	400	(10,636)
Ferguson PLC	1,100	(212,377)
Astra Space, Inc. (a)	1,726	(3,935)
BWX Technologies, Inc.	300	(23,019)
Dragonfly Energy Holdings Corp. (a)	6,200	(3,359)
Granite Construction, Inc.	200	(10,172)
Ideanomics, Inc. (a)	2,000	(3,980)
NEXTracker, Inc.,Class A (a)	2,300	(107,755)
374Water, Inc. (a)	1,100	(1,562)
AAON, Inc.	500	(36,935)
American Superconductor Corp. (a)	3,500	(38,990)
Net Power, Inc. (a)	800	(8,080)
Xos, Inc. (a)	76	(592)
Stratasys Ltd. (a)	500	(7,140)
Applied UV, Inc. (a)	300	(699)
Intuitive Machines, Inc. (a)	400	(1,022)

		(15,287,744)

Commercial & Professional Services — 0.0%
Ceridian HCM Holding, Inc. (a)	15,500	(1,040,360)
Equifax, Inc. (c)	1,012	(250,257)
Clarivate PLC (a)	115,500	(1,069,530)
Deluxe Corp.	700	(15,015)
Concentrix Corp.	1,800	(176,778)
Li-Cycle Holdings Corp. (a)	11,700	(6,842)
Montrose Environmental Group, Inc. (a)	1,400	(44,982)
Stericycle, Inc. (a)	1,100	(54,516)
Sterling Check Corp. (a)	1,700	(23,664)
Willdan Group, Inc. (a)	300	(6,450)
Clean Harbors, Inc. (a)	700	(122,157)
GFL Environmental, Inc.	1,800	(62,118)
Copart, Inc. (a)	14,500	(710,500)
Aqua Metals, Inc. (a)	3,500	(2,660)
Aris Water Solutions, Inc.,Class A	2,300	(19,297)
Blacksky Technology, Inc. (a)	14,100	(19,740)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Knightscope, Inc.,Class A (a)	23,000	$(13,800)
Planet Labs PBC (a)	23,400	(57,798)
Team, Inc. (a)	100	(660)
FiscalNote Holdings, Inc. (a)	21,000	(23,940)
Innodata, Inc. (a)	1,200	(9,768)
LanzaTech Global, Inc. (a)	2,700	(13,581)
RB Global, Inc.	15,700	(1,050,173)
Skillsoft Corp. (a)	180	(3,164)
Spire Global, Inc. (a)	1,850	(14,467)
Thomson Reuters Corp.	1,700	(248,574)
Veralto Corp.	5,199	(427,670)
Verra Mobility Corp. (a)	600	(13,818)

		(5,502,279)

Consumer Discretionary Distribution & Retail — (0.7)%
Williams-Sonoma, Inc.	12,900	(2,602,962)
Wayfair, Inc.,Class A (a),(c)	352	(21,718)
Vroom, Inc. (a)	44,200	(26,631)
Restoration Hardware, Inc. (a)	200	(58,296)
Academy Sports & Outdoors, Inc.	16,500	(1,089,000)
Bath & Body Works, Inc.	900	(38,844)
EVgo, Inc. (a)	32,000	(114,560)
GrowGeneration Corp. (a)	3,000	(7,530)
JOANN, Inc. (a)	1,800	(803)
LKQ Corp.	3,300	(157,707)
Leslie’s, Inc. (a)	40,100	(277,091)
Lithia Motors, Inc.	2,300	(757,344)
Lowe’s Cos., Inc. (c)	13,164	(2,929,648)
BARK, Inc. (a)	12,900	(10,391)
Beyond, Inc. (a)	800	(22,152)
Pool Corp.	2,900	(1,156,259)
Rent the Runway, Inc.,Class A (a)	15,200	(8,018)
RumbleON, Inc.,Class B (a)	35	(285)
Sportsman’s Warehouse Holdings, Inc. (a)	10,900	(46,434)
ODP Corp. (a)	1,400	(78,820)
ThredUp, Inc.,Class A (a)	2,800	(6,300)
Valvoline, Inc. (a)	9,200	(345,736)
Victoria’s Secret & Co. (a)	22,900	(607,766)
Newegg Commerce, Inc. (a)	2,300	(2,898)
Home Depot, Inc. (The)	4,100	(1,420,855)
Floor & Decor Holdings, Inc.,Class A (a)	15,200	(1,695,712)
Tractor Supply Co.	2,100	(451,563)
Signet Jewelers Ltd.	11,200	(1,201,312)
Boot Barn Holdings, Inc. (a)	7,600	(583,376)
Hibbett, Inc.	800	(57,616)
Asbury Automotive Group, Inc. (a)	1,000	(224,970)
Birks Group, Inc. (a)	100	(469)
Caleres, Inc.	3,300	(101,409)
Designer Brands, Inc.,Class A	12,000	(106,200)
Lulu’s Fashion Lounge Holdings, Inc. (a)	500	(930)
Macy’s, Inc.	24,900	(500,988)
OneWater Marine, Inc.,Class A (a)	900	(30,411)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Tilly’s, Inc.,Class A (a)	1,300	$(9,802)
Big 5 Sporting Goods Corp.	100	(634)
Buckle, Inc.	100	(4,752)
ContextLogic, Inc.,Class A (a)	1,600	(9,520)
Express, Inc. (a)	300	(2,514)
Foot Locker, Inc. (a)	29,100	(906,465)
Grove Collaborative Holdings (a)	1,600	(2,832)
Penske Automotive Group, Inc.	500	(80,255)
Tile Shop Holdings, Inc. (a)	100	(736)
Ulta Beauty, Inc. (a)	9,700	(4,752,903)
Polished.com, Inc. (a)	544	(3,280)
LL Flooring Holdings, Inc. (a)	100	(390)
TJX Cos., Inc.	100	(9,381)

		(22,526,468)

Consumer Durables & Apparel — 0.0%
Topgolf Callaway Brands Corp. (a)	8,800	(126,192)
Polaris, Inc.	4,300	(407,511)
Carter’s, Inc.	8,100	(606,609)
Crocs, Inc. (a)	8,300	(775,303)
Capri Holdings Ltd. (a)	20,200	(1,014,848)
Purple Innovation, Inc.	5,700	(5,871)
AMMO, Inc. (a)	11,400	(23,940)
Aterian, Inc. (a)	8,700	(3,032)
BRP, Inc.	100	(7,169)
Century Communities, Inc.	1,600	(145,824)
Dream Finders Homes, Inc.,Class A (a)	1,700	(60,401)
LGI Homes, Inc. (a)	2,300	(306,268)
Latham Group, Inc. (a)	5,400	(14,202)
PLBY Group, Inc. (a)	16,264	(16,264)
Smith & Wesson Brands, Inc.	2,600	(35,256)
Snap One Holdings Corp. (a)	500	(4,455)
Tempur Sealy International, Inc.	9,900	(504,603)
Traeger, Inc. (a)	3,200	(8,736)
Worthington Enterprises, Inc.	200	(11,510)
Lennar Corp.,Class A	1,600	(238,464)
iRobot Corp. (a)	3,900	(150,930)
Tapestry, Inc.	100	(3,681)
Gildan Activewear, Inc.	7,200	(238,032)
Hanesbrands, Inc. (a)	22,200	(99,012)
Skyline Champion Corp. (a)	3,400	(252,484)
Hasbro, Inc.	3,900	(199,134)
Meritage Homes Corp.	1,200	(209,040)
SharkNinja, Inc. (a)	900	(46,053)
Canada Goose Holdings, Inc. (a)	900	(10,665)
Steven Madden Ltd.	800	(33,600)

		(5,559,089)

Consumer Services — (0.6)%
H&R Block, Inc.	5,700	(275,709)
MGM Resorts International (a)	42,800	(1,912,304)
Planet Fitness, Inc.,Class A (a)	600	(43,800)
Texas Roadhouse, Inc.	1,200	(146,676)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Aramark	34,800	$(977,880)
Starbucks Corp. (c)	5,268	(505,781)
Vail Resorts, Inc.	400	(85,388)
Dutch Bros, Inc.,Class A (a)	3,300	(104,511)
Airbnb, Inc.,Class A (a),(c)	1,867	(254,173)
Caesars Entertainment, Inc. (a)	39,176	(1,836,571)
Royal Caribbean Cruises Ltd. (a)	4,100	(530,909)
Restaurant Brands International, Inc.	26,400	(2,062,632)
Darden Restaurants, Inc.	9,200	(1,511,560)
Grand Canyon Education, Inc. (a)	600	(79,224)
SeaWorld Entertainment, Inc. (a)	6,000	(316,980)
Mister Car Wash, Inc. (a)	18,800	(162,432)
Bally’s Corp. (a)	4,800	(66,912)
BurgerFi International, Inc. (a)	700	(602)
Krispy Kreme, Inc.	2,800	(42,252)
Marriott Vacations Worldwide Corp.	2,700	(229,203)
Nerdy, Inc. (a)	6,100	(20,923)
Penn Entertainment, Inc. (a)	39,800	(1,035,596)
Udemy, Inc. (a)	5,900	(86,907)
McDonald’s Corp.	27,100	(8,035,421)
Light & Wonder, Inc. (a)	100	(8,211)
Dave & Buster’s Entertainment, Inc. (a)	12,200	(656,970)
Hall of Fame Resort & Entertainment Co. (a)	381	(1,238)
Service Corp. International	2,500	(171,125)
Six Flags Entertainment Corp. (a)	22,800	(571,824)
Full House Resorts, Inc. (a)	1,800	(9,666)
Global Business Travel Group I (a)	1,800	(11,610)
Mondee Holdings, Inc. (a)	1,600	(4,416)
Jack in the Box, Inc.	800	(65,304)
Noodles & Co. (a)	5,300	(16,695)
Sonder Holdings, Inc. (a)	475	(1,610)
Wyndham Hotels & Resorts, Inc.	700	(56,287)
XWELL, Inc. (a)	20	(34)
GAN Ltd. (a)	4,700	(7,426)
ADT, Inc.	8,800	(60,016)
Inspirato, Inc. (a)	110	(406)
Vacasa, Inc.,Class A (a)	125	(1,025)

		(21,968,209)

Consumer Staples Distribution — (0.5)%
Kroger Co. (The) (c)	14,650	(669,651)
Sysco Corp.	18,000	(1,316,340)
Costco Wholesale Corp. (c)	1,931	(1,274,614)
BJ’s Wholesale Club Holdings, Inc. (a)	23,400	(1,559,844)
Dollar Tree, Inc. (a)	15,000	(2,130,750)
HF Foods Group, Inc. (a)	100	(534)
Performance Food Group Co. (a)	16,100	(1,113,315)
Andersons, Inc.	600	(34,524)
Walgreens Boots Alliance, Inc.	70,400	(1,838,144)
U.S. Foods Holding Corp. (a)	23,400	(1,062,594)

		(11,000,310)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Diversified Financials — 0.0%
Berkshire Hathaway, Inc.,Class B (a)	100	$(35,666)
DRAGON VICTORY INTERNATIONAL (a)	0	0

		(35,666)

Energy — (0.5)%
Coterra Energy, Inc.	114,800	(2,929,696)
Cheniere Energy, Inc.	100	(17,071)
Southwestern Energy Co. (a)	10,000	(65,500)
Williams Cos., Inc.	49,200	(1,713,636)
Cameco Corp.	3,600	(155,160)
Pembina Pipeline Corp.	5,800	(199,636)
Exxon Mobil Corp. (c)	1,950	(194,961)
Uranium Energy Corp. (a)	87,100	(557,440)
Diamondback Energy, Inc.	2,500	(387,700)
American Resources Corp. (a)	4,600	(6,854)
Callon Petroleum Co. (a)	9,500	(307,800)
Centrus Energy Corp.,Class A (a)	1,400	(76,174)
Chevron Corp. (c)	1,259	(187,792)
Comstock, Inc. (a)	6,600	(3,617)
ConocoPhillips	200	(23,214)
Denison Mines Corp. (a)	64,900	(114,873)
Energy Fuels, Inc. (a)	44,100	(317,079)
Crescent Energy Co.,Class A	3,120	(41,215)
KLX Energy Services Holdings, Inc. (a)	2,600	(29,276)
Vital Energy, Inc. (a)	750	(34,118)
Lightbridge Corp. (a)	90	(289)
Marathon Petroleum Corp. (c)	3,114	(461,993)
New Fortress Energy, Inc.	21,200	(799,876)
Par Pacific Holdings, Inc. (a)	7,000	(254,590)
TC Energy Corp.	16,300	(637,167)
Tellurian, Inc. (a)	70,500	(53,270)
Ur-Energy, Inc. (a)	11,900	(18,326)
Valero Energy Corp. (c)	6,784	(881,920)
Vertex Energy, Inc. (a)	28,600	(96,954)
Expro Group Holdings NV (a)	7,400	(117,808)
NextDecade Corp. (a)	1,500	(7,155)
Kinetik Holdings, Inc.	20	(668)
Suncor Energy, Inc.	54,000	(1,730,160)
Amplify Energy Corp. (a)	334	(1,981)
Antero Midstream Corp.	14,600	(182,938)
California Resources Corp.	1,200	(65,616)
Camber Energy, Inc. (a)	33,236	(7,591)
Comstock Resources, Inc.	55,300	(489,405)
Enviva, Inc.	2,100	(2,091)
Excelerate Energy, Inc.,Class A	1,800	(27,828)
Northern Oil & Gas, Inc.	11,800	(437,426)
Chord Energy Corp.	400	(66,492)
Ovintiv, Inc.	7,982	(350,569)
ProFrac Holding Corp.,Class A (a)	6,500	(55,120)
Sitio Royalties Corp.,Class A	1,107	(26,026)
VAALCO Energy, Inc.	8,641	(38,798)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Antero Resources Corp. (a)	12,900	$(292,572)
Canadian Natural Resources Ltd.	16,800	(1,100,736)
Civitas Resources, Inc.	6,900	(471,822)
EQT Corp.	85,000	(3,286,100)
Matador Resources Co.	3,600	(204,696)
Patterson-UTI Energy, Inc.	15	(162)
Phillips 66	13,600	(1,810,704)
Range Resources Corp.	9,800	(298,312)
Talos Energy, Inc. (a)	9,500	(135,185)
HighPeak Energy, Inc.	800	(11,392)
Riskon International, Inc. (a)	1,100	(366)
Nine Energy Service, Inc. (a)	100	(268)

		(21,787,184)

Equity Real Estate Investment Trusts (REIT’s) — (1.1)%
American Tower Corp.	900	(194,292)
Crown Castle, Inc.	100	(11,519)
Digital Realty Trust, Inc. (c)	31,518	(4,241,692)
Equinix, Inc. (c)	903	(727,267)
Equity LifeStyle Properties, Inc.	5,600	(395,024)
Extra Space Storage, Inc.	20,000	(3,206,600)
Public Storage	3,300	(1,006,500)
Simon Property Group, Inc.	17,700	(2,524,728)
Sun Communities, Inc.	10,200	(1,363,230)
UDR, Inc. (c)	7,528	(288,247)
Lamar Advertising Co.,Class A	4,400	(467,632)
Host Hotels & Resorts, Inc.	127,500	(2,482,425)
Realty Income Corp.	5,600	(321,552)
Camden Property Trust (c)	1,015	(100,779)
Mid-America Apartment Communities, Inc. (c)	1,004	(134,998)
Invitation Homes, Inc. (c)	11,645	(397,211)
Federal Realty Investment Trust	2,800	(288,540)
Hudson Pacific Properties, Inc.	25,600	(238,336)
Regency Centers Corp.	8,100	(542,700)
Healthcare Realty Trust, Inc.	53,100	(914,913)
Acadia Realty Trust	1,000	(16,990)
Alexandria Real Estate Equities, Inc.	11,500	(1,457,855)
Americold Realty Trust, Inc.	20,300	(614,481)
Apartment Income REIT Corp.	3,300	(114,609)
Ashford Hospitality Trust, Inc. (a)	9,500	(18,430)
Boston Properties, Inc.	19,900	(1,396,383)
Brandywine Realty Trust	700	(3,780)
Brixmor Property Group, Inc.	9,800	(228,046)
COPT Defense Properties	1,000	(25,630)
Empire State Realty Trust, Inc.,Class A	15,400	(149,226)
Equity Residential (c)	8,411	(514,417)
Essex Property Trust, Inc. (c)	1,903	(471,830)
InvenTrust Properties Corp.	2,000	(50,680)
Kilroy Realty Corp.	900	(35,856)
Kite Realty Group Trust	18,800	(429,768)
Medical Properties Trust, Inc.	167,000	(819,970)
Orion Office REIT, Inc.	2,200	(12,584)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
PotlatchDeltic Corp.	3,421	$(167,971)
SL Green Realty Corp.	15,251	(688,888)
Sunstone Hotel Investors, Inc.	5,200	(55,796)
Ventas, Inc.	25,138	(1,252,878)
VICI Properties, Inc.	56,373	(1,797,171)
Vornado Realty Trust	55,000	(1,553,750)
Welltower, Inc.	36,000	(3,246,120)
Outfront Media, Inc.	45,200	(630,992)
Highwoods Properties, Inc.	3,100	(71,176)
Apartment Investment & Management Co.,Class A (a)	8,000	(62,640)
CBL & Associates Properties, Inc.	500	(12,210)
Independence Realty Trust, Inc.	19,600	(299,880)
Innovative Industrial Properties, Inc.	3,100	(312,542)
Macerich Co.	8,800	(135,784)
Paramount Group, Inc.	22,900	(118,393)
Physicians Realty Trust	21,700	(288,827)
Safehold, Inc.	2,600	(60,840)
Uniti Group, Inc.	23,000	(132,940)
NexPoint Diversified Real Estate Trust	307	(2,441)
AvalonBay Communities, Inc. (c)	5,706	(1,068,277)
Braemar Hotels & Resorts, Inc.	4,500	(11,250)
Broadstone Net Lease, Inc.	300	(5,166)
Easterly Government Properties, Inc.	8,400	(112,896)
Gladstone Commercial Corp.	2,800	(37,072)
Global Net Lease, Inc.	13,106	(130,405)
Global Medical REIT, Inc.	200	(2,220)
Peakstone Realty Trust	2,400	(47,832)
Industrial Logistics Properties Trust	800	(3,760)
JBG SMITH Properties	7,600	(129,276)
National Storage Affiliates Trust	9,800	(406,406)
NETSTREIT Corp.	3,200	(57,120)
Park Hotels & Resorts, Inc.	4,600	(70,380)
Phillips Edison & Co., Inc.	9,100	(331,968)
WP Carey, Inc.	10,000	(648,100)
Spirit Realty Capital, Inc.	4,200	(183,498)
American Homes 4 Rent,Class A (c)	30,460	(1,095,342)

		(41,440,927)

Financial Services — (1.5)%
Carlyle Group, Inc.	25,400	(1,033,526)
CME Group, Inc.	31,533	(6,640,850)
MarketAxess Holdings, Inc.	3,191	(934,484)
S&P Global, Inc.	1,188	(523,338)
Block, Inc. (a)	4,967	(384,197)
Fidelity National Information Services, Inc.	800	(48,056)
KKR & Co., Inc.	28,700	(2,377,795)
Tradeweb Markets, Inc.,Class A	2,393	(217,476)
Compass Diversified Holdings	300	(6,735)
Bread Financial Holdings, Inc.	1,400	(46,116)
Apollo Global Management, Inc.	14,000	(1,304,660)
BM Technologies, Inc. (a)	400	(820)
Bakkt Holdings, Inc. (a)	25,700	(57,311)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Euronet Worldwide, Inc. (a)	28,723	$(2,915,097)
Finance of America Cos., Inc.,Class A (a)	1,500	(1,650)
Fiserv, Inc. (a)	9,091	(1,207,648)
Franklin BSP Realty Trust, Inc.	1,800	(24,318)
Global Payments, Inc.	23,362	(2,966,974)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,500	(68,950)
LPL Financial Holdings, Inc.	1,200	(273,144)
loanDepot, Inc.,Class A (a)	3,900	(13,728)
Moelis & Co.,Class A	1,500	(84,195)
Navient Corp.	200	(3,724)
Nelnet, Inc.,Class A	200	(17,644)
NerdWallet, Inc.,Class A (a)	600	(8,832)
PennyMac Mortgage Investment Trust	10,400	(155,480)
PennyMac Financial Services, Inc.	3,000	(265,110)
Priority Technology Holdings, Inc. (a)	200	(712)
Charles Schwab Corp.	8,500	(584,800)
Shift4 Payments, Inc.,Class A (a)	700	(52,038)
StepStone Group, Inc.,Class A	3,300	(105,039)
UWM Holdings Corp.	1,800	(12,870)
Walker & Dunlop, Inc.	400	(44,404)
Capital One Financial Corp.	20,865	(2,735,819)
Nasdaq, Inc.	26,329	(1,530,768)
BlackRock, Inc.	1,116	(905,969)
American Express Co.	57,009	(10,680,066)
Ares Management Corp.,Class A	7,300	(868,116)
Affiliated Managers Group, Inc.	900	(136,278)
Raymond James Financial, Inc.	2,300	(256,450)
Annaly Capital Management, Inc.	110,650	(2,143,290)
Apollo Commercial Real Estate Finance, Inc.	8,300	(97,442)
Blackstone Mortgage Trust, Inc.,Class A	35,900	(763,593)
Brookfield Corp.,Class A	60,967	(2,445,996)
Brookfield Asset Management Ltd.,Class A	20,800	(835,536)
Chimera Investment Corp.	7,000	(34,930)
Ellington Financial, Inc.	6,988	(88,817)
Encore Capital Group, Inc. (a)	100	(5,075)
Flywire Corp. (a)	1,700	(39,355)
Forge Global Holdings, Inc. (a)	4,700	(16,121)
Greenpro Capital Corp. (a)	580	(684)
KKR Real Estate Finance Trust, Inc.	2,000	(26,460)
Mr Cooper Group, Inc. (a)	1,800	(117,216)
Rithm Capital Corp.	63,000	(672,840)
New York Mortgage Trust, Inc.	8,425	(71,865)
Ready Capital Corp.	22,600	(231,650)
Redwood Trust, Inc.	6,800	(50,388)
Remitly Global, Inc. (a)	5,700	(110,694)
Starwood Property Trust, Inc.	36,200	(760,924)
Two Harbors Investment Corp.	19,050	(265,366)
ARMOUR Residential REIT, Inc.	15,160	(292,891)
BGC Group, Inc.,Class A	1,800	(12,996)
Claros Mortgage Trust, Inc.	2,700	(36,801)
Enova International, Inc. (a)	41,089	(2,274,687)
FleetCor Technologies, Inc. (a)	1,100	(310,871)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ryvyl, Inc. (a)	270	$(1,123)
Interactive Brokers Group, Inc.,Class A	11,968	(992,147)
Katapult Holdings, Inc. (a)	56	(612)
Orchid Island Capital, Inc.	13,100	(110,433)
Regional Management Corp.	16,155	(405,167)
Rocket Cos., Inc.,Class A (a)	4,300	(62,264)
AlTi Global, Inc. (a)	300	(2,628)
NCR Atleos Corp. (a)	400	(9,716)
PRA Group, Inc. (a)	200	(5,240)
Bank of New York Mellon Corp. (The)	2,600	(135,330)
Climate Real Impact Solutions II Acquisition Corp.,Class A (a),(c)	256,050	(11,271)

		(52,937,606)

Food & Staples Retailing — 0.0%
Maplebear, Inc. (a)	12,200	(286,334)

Food, Beverage & Tobacco — (0.2)%
Lamb Weston Holdings, Inc.	24,100	(2,604,969)
Archer-Daniels-Midland Co.	1,500	(108,330)
Benson Hill, Inc. (a)	7,700	(1,338)
Cal-Maine Foods, Inc.	100	(5,739)
Constellation Brands, Inc.,Class A	7,200	(1,740,600)
Freshpet, Inc. (a)	100	(8,676)
Mission Produce, Inc. (a)	1,500	(15,135)
Pilgrim’s Pride Corp. (a)	8,500	(235,110)
Seneca Foods Corp.,Class A (a)	100	(5,244)
Utz Brands, Inc.	3,100	(50,344)
Zevia PBC,Class A (a)	1,600	(3,216)
BRC, Inc.,Class A (a)	11,000	(39,930)
Hershey Co. (The) (c)	3,219	(600,150)
Calavo Growers, Inc.	100	(2,941)
Darling Ingredients, Inc. (a)	5,000	(249,200)
Farmer Bros Co. (a)	1,700	(5,202)
Kraft Heinz Co.	2,200	(81,356)
Whole Earth Brands, Inc. (a)	3,700	(12,617)
RiceBran Technologies (a)	80	0
Brown-Forman Corp.,Class B	5,000	(285,500)
Westrock Coffee Co. (a)	2,200	(22,462)
Stryve Foods, Inc.,Class A (a)	120	(312)
SunOpta, Inc. (a)	5,800	(31,726)
Alkaline Water Co., Inc. (a)	80	(21)
Bunge Global SA	8,300	(837,885)
Mondelez International, Inc.,Class A	1,400	(101,402)

		(7,049,405)

Health Care Equipment & Services — (0.1)%
Invitae Corp. (a)	41,000	(25,699)
Dexcom, Inc. (a)	1,700	(210,953)
Insulet Corp. (a)	100	(21,698)
STERIS PLC	100	(21,985)
AdaptHealth Corp. (a)	7,400	(53,946)
Agiliti, Inc. (a)	2,800	(22,176)
agilon health, Inc. (a)	33,600	(421,680)
Asensus Surgical, Inc. (a)	34,930	(11,139)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Aveanna Healthcare Holdings, Inc. (a)	1,900	$(5,092)
Biomerica, Inc. (a)	700	(875)
BioSig Technologies, Inc. (a)	5,500	(2,613)
DarioHealth Corp. (a)	2,700	(4,644)
Enzo Biochem, Inc. (a)	2,000	(2,780)
Fulgent Genetics, Inc. (a)	2,300	(66,493)
iRhythm Technologies, Inc. (a)	5,000	(535,200)
Inspire Medical Systems, Inc. (a)	6,200	(1,261,266)
Innovage Holding Corp. (a)	300	(1,800)
Lucid Diagnostics, Inc. (a)	900	(1,269)
Milestone Scientific, Inc. (a)	300	(207)
ModivCare, Inc. (a)	500	(21,995)
Multiplan Corp. (a)	19,400	(27,936)
Neogen Corp. (a)	20,000	(402,200)
OrthoPediatrics Corp. (a)	300	(9,753)
Penumbra, Inc. (a)	1,300	(327,002)
PetVivo Holdings, Inc. (a)	300	(318)
Sanara Medtech, Inc. (a)	100	(4,110)
Senseonics Holdings, Inc. (a)	46,000	(26,225)
Sharecare, Inc. (a)	23,700	(25,596)
Shockwave Medical, Inc. (a)	1,900	(362,064)
Sight Sciences, Inc. (a)	200	(1,032)
Universal Health Services, Inc.,Class B	1,100	(167,684)
VolitionRX Ltd. (a)	900	(645)
Zomedica Corp. (a)	92,300	(18,478)
McKesson Corp.	100	(46,298)
AMN Healthcare Services, Inc. (a)	1,800	(134,784)
Cross Country Healthcare, Inc. (a)	500	(11,320)
Apyx Medical Corp. (a)	2,000	(5,240)
Bausch & Lomb Corp. (a)	3,300	(56,298)
Butterfly Network, Inc. (a)	48,800	(52,704)
ClearPoint Neuro, Inc. (a)	1,300	(8,827)
QuidelOrtho Corp. (a)	856	(63,087)
DocGo, Inc. (a)	4,300	(24,037)
Eargo, Inc. (a)	330	(855)
Embecta Corp.	5,900	(111,687)
ENDRA Life Sciences, Inc. (a)	245	(519)
P3 Health Partners, Inc. (a)	4,800	(6,768)
Rockwell Medical, Inc. (a)	1,236	(2,336)
Tenet Healthcare Corp. (a)	5,300	(400,521)
Vivani Medical, Inc. (a)	666	(679)
CareMax, Inc. (a)	3,600	(1,794)
Axogen, Inc. (a)	1,200	(8,196)
Beyond Air, Inc. (a)	5,100	(9,996)
Biotricity, Inc. (a)	250	(295)
Bluejay Diagnostics, Inc. (a)	30	(36)
Bright Health Group, Inc. (a)	200	(1,526)
Envista Holdings Corp. (a)	4,000	(96,240)
GE HealthCare Technologies, Inc.	1,200	(92,784)
Laboratory Corp. of America Holdings	3,100	(704,599)
Orchestra BioMed Holdings, Inc. (a)	800	(7,304)
Predictive Oncology, Inc. (a)	325	(1,069)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Privia Health Group, Inc. (a)	1,100	$(25,333)
Progyny, Inc. (a)	600	(22,308)
RadNet, Inc. (a)	800	(27,816)
Schrodinger, Inc. (a)	1,700	(60,860)
GeneDx Holdings Corp. (a)	600	(1,650)
Inmode Ltd. (a)	4,000	(88,960)
TransMedics Group, Inc. (a)	2,700	(213,111)
Alignment Healthcare, Inc. (a)	200	(1,722)
Axonics, Inc. (a)	1,900	(118,237)
Cano Health, Inc. (a)	380	(2,231)
Enhabit, Inc. (a)	1,300	(13,455)
INVO BioScience, Inc. (a)	43	(58)
LifeMD, Inc. (a)	1,200	(9,948)
Masimo Corp. (a)	300	(35,163)
PAVmed, Inc. (a)	740	(3,049)
Pulse Biosciences, Inc. (a)	300	(3,672)
Tela Bio, Inc. (a)	1,700	(11,254)
Lantheus Holdings, Inc. (a)	1,100	(68,200)

		(6,623,379)

Household & Personal Products — (0.1)%
Beauty Health Co. (a)	18,300	(56,913)
Coty, Inc.,Class A (a)	8,000	(99,360)
Spectrum Brands Holdings, Inc.	900	(71,793)
Honest Co., Inc. (a)	6,900	(22,770)
Veru, Inc. (a)	700	(504)
elf Beauty, Inc. (a)	6,000	(866,040)
Kenvue, Inc.	87,700	(1,888,181)

		(3,005,561)

Insurance — (0.1)%
Lemonade, Inc. (a)	10,173	(164,090)
Aflac, Inc.	9,100	(750,750)
Assurant, Inc.	1,900	(320,131)
Atlantic American Corp.	200	(476)
Principal Financial Group, Inc.	3,100	(243,877)
Sun Life Financial, Inc.	8,100	(420,066)
Chubb Ltd.	100	(22,600)
RenaissanceRe Holdings Ltd.	1,300	(254,800)
Ambac Financial Group, Inc. (a)	3,600	(59,328)
GoHealth, Inc.,Class A (a)	319	(4,255)
Hagerty, Inc.,Class A (a)	800	(6,240)
Hippo Holdings, Inc. (a)	1,124	(10,251)
Manulife Financial Corp.	66,700	(1,474,070)
Caret Holdings, Inc.,Class A (a)	517	(5,418)
Old Republic International Corp.	2,000	(58,800)
MGIC Investment Corp.	100	(1,929)

		(3,797,081)

Materials — (0.4)%
International Flavors & Fragrances, Inc.	9,400	(761,118)
Ball Corp.	9,600	(552,192)
Nucor Corp.	11,700	(2,036,268)
Agnico Eagle Mines Ltd.	33,300	(1,826,505)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
International Paper Co.	29,400	$(1,062,810)
Alto Ingredients, Inc. (a)	3,500	(9,310)
Equinox Gold Corp. (a)	44,200	(216,138)
First Majestic Silver Corp.	13,100	(80,565)
Ginkgo Bioworks Holdings, Inc. (a)	339,300	(573,417)
Graphic Packaging Holding Co.	19,300	(475,745)
Kaiser Aluminum Corp.	500	(35,595)
MAG Silver Corp. (a)	4,100	(42,681)
Nouveau Monde Graphite, Inc. (a)	600	(1,566)
Novagold Resources, Inc. (a)	6,900	(25,806)
Nutrien Ltd.	11,500	(647,795)
Quaker Chemical Corp.	100	(21,342)
SilverCrest Metals, Inc. (a)	26,700	(174,885)
Steel Dynamics, Inc.	3,500	(413,350)
Ardagh Metal Packaging SA	15,300	(58,752)
Albemarle Corp.	36,300	(5,244,624)
Piedmont Lithium, Inc. (a)	5,000	(141,150)
Linde plc	1,300	(533,923)
Algoma Steel Group, Inc.	1,000	(10,030)
Danimer Scientific, Inc. (a)	18,300	(18,666)
5E Advanced Materials, Inc. (a)	2,100	(2,961)
Hecla Mining Co.	5,740	(27,609)
Ivanhoe Electric, Inc. (a)	3,900	(39,312)
Dakota Gold Corp. (a)	2,300	(6,026)
MP Materials Corp. (a)	34,700	(688,795)
Olin Corp.	800	(43,160)
Mativ Holdings, Inc.	5,500	(84,205)
TMC the metals Co., Inc. (a)	11,500	(12,650)
Perimeter Solutions SA (a)	4,100	(18,860)
Aspen Aerogels, Inc. (a)	4,400	(69,432)
Compass Minerals International, Inc.	500	(12,660)
Crown Holdings, Inc.	2,200	(202,598)
i-80 Gold Corp. (a)	26,300	(46,288)
Ingevity Corp. (a)	300	(14,166)
Reto Eco-solutions, Inc. (a)	200	(71)
Alpha Metallurgical Resources, Inc.	600	(203,352)
Hycroft Mining Holding Corp. (a)	4,060	(9,947)
West Fraser Timber Co. Ltd.	300	(25,674)
American Battery Technology Co. (a)	200	(938)

		(16,472,937)

Media & Entertainment — (0.1)%
Trade Desk, Inc.,Class A (a)	11,300	(813,148)
fuboTV, Inc. (a)	42,400	(134,832)
Charter Communications, Inc.,Class A (a),(c)	2,174	(844,990)
Liberty Broadband Corp.,Class C (a)	7,500	(604,425)
Live Nation Entertainment, Inc. (a),(c)	5,641	(527,998)
Take-Two Interactive Software, Inc. (a)	27,700	(4,458,315)
News Corp.,Class A	42,700	(1,048,285)
Nexstar Media Group, Inc. (c)	5,367	(841,277)
Paramount Global,Class B (c)	16,978	(251,105)
Omnicom Group, Inc.	8,200	(709,382)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Gray Television, Inc.	5,100	$(45,696)
Sphere Entertainment Co. (a)	5,700	(193,572)
MediaAlpha, Inc.,Class A (a)	2,300	(25,645)
PubMatic, Inc.,Class A (a)	3,100	(50,561)
EW Scripps Co.,Class A (a)	3,600	(28,764)
Stran & Co., Inc. (a)	500	(740)
Warner Bros Discovery, Inc. (a)	28,174	(320,620)
Comcast Corp.,Class A (c)	13,623	(597,369)
Atlanta Braves Holdings, Inc.,Class C (a)	2,300	(91,034)
AMC Networks, Inc.,Class A (a)	400	(7,516)
Arena Group Holdings, Inc. (a)	400	(952)
Cars.com, Inc. (a)	600	(11,382)
CuriosityStream, Inc. (a)	1,200	(648)
EverQuote, Inc.,Class A (a)	3,900	(47,736)
Kartoon Studios, Inc. (a)	5,460	(7,589)
System1, Inc. (a)	700	(1,554)
BuzzFeed, Inc. (a)	3,200	(800)
Cineverse Corp. (a)	865	(1,168)
GameSquare Holdings, Inc. (a)	25	(45)
IZEA Worldwide, Inc. (a)	600	(1,206)
Liberty Media Corp.-Liberty Formula One,Class A (a)	1,200	(69,576)
Liberty Media Corp.-Liberty SiriusXM,Class C (a)	21,300	(613,014)
National CineMedia, Inc. (a)	9,360	(38,750)
Sinclair, Inc.	8,800	(114,664)
ZipRecruiter, Inc.,Class A (a)	2,500	(34,750)
Alphabet, Inc.,Class C (a),(c)	810	(114,153)
Cargurus, Inc. (a)	1,400	(33,824)
Endeavor Group Holdings, Inc.,Class A	4,500	(106,785)
Getty Images Holdings, Inc. (a)	4,300	(22,575)
LQR House, Inc. (a)	100	(378)

		(12,816,823)

Pharmaceuticals, Biotechnology & Life Sciences — (0.1)%
Exact Sciences Corp. (a)	500	(36,990)
Agilent Technologies, Inc.	100	(13,903)
Catalent, Inc. (a)	30,400	(1,365,872)
Axsome Therapeutics, Inc. (a)	10,500	(835,695)
Actinium Pharmaceuticals, Inc. (a)	186	(945)
Invivyd, Inc. (a)	2,700	(10,638)
Aerovate Therapeutics, Inc. (a)	200	(4,526)
Agios Pharmaceuticals, Inc. (a)	1,500	(33,405)
AgeX Therapeutics, Inc. (a)	900	(347)
Akebia Therapeutics, Inc. (a)	24,600	(30,504)
Akoya Biosciences, Inc. (a)	2,000	(9,760)
Alpha Teknova, Inc. (a)	300	(1,119)
Amylyx Pharmaceuticals, Inc. (a)	7,700	(113,344)
Apellis Pharmaceuticals, Inc. (a)	14,000	(838,040)
Ardelyx, Inc. (a)	3,500	(21,700)
Arcturus Therapeutics Holdings, Inc. (a)	2,300	(72,519)
Atara Biotherapeutics, Inc. (a)	16,500	(8,461)
BioCardia, Inc. (a)	1,000	(664)
Blueprint Medicines Corp. (a)	900	(83,016)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Capricor Therapeutics, Inc. (a)	1,100	$(5,379)
Centessa Pharmaceuticals PLC,ADR (a)	1,900	(15,124)
Cerevel Therapeutics Holdings, Inc. (a)	1,400	(59,360)
Citius Pharmaceuticals, Inc. (a)	13,900	(10,515)
Dare Bioscience, Inc. (a)	5,200	(1,607)
Dyadic International, Inc. (a)	400	(644)
Entrada Therapeutics, Inc. (a)	400	(6,036)
Fennec Pharmaceuticals, Inc. (a)	800	(8,976)
Galectin Therapeutics, Inc. (a),(b)	1,340	0
Galectin Therapeutics, Inc. (a)	500	(830)
Greenwich Lifesciences, Inc. (a)	200	(2,104)
Heron Therapeutics, Inc. (a)	44,400	(75,480)
IGM Biosciences, Inc. (a)	4,400	(36,564)
Icosavax, Inc. (a)	1,800	(28,368)
Ikena Oncology, Inc. (a)	800	(1,576)
ImmunityBio, Inc. (a)	51,498	(258,520)
ImmunoPrecise Antibodies Ltd. (a)	200	(342)
Inmune Bio, Inc. (a)	800	(9,008)
Janux Therapeutics, Inc. (a)	300	(3,219)
Krystal Biotech, Inc. (a)	2,100	(260,526)
Lexicon Pharmaceuticals, Inc. (a)	300	(459)
Longeveron, Inc.,Class A (a)	400	(544)
Matinas BioPharma Holdings, Inc. (a)	47,500	(10,270)
Mirati Therapeutics, Inc. (a)	5,800	(340,750)
Monte Rosa Therapeutics, Inc. (a)	700	(3,955)
Myriad Genetics, Inc. (a)	2,300	(44,022)
Nautilus Biotechnology, Inc. (a)	1,000	(2,990)
NeuroBo Pharmaceuticals, Inc. (a),(b)	92	(29)
Novavax, Inc. (a)	21,300	(102,240)
Nuvalent, Inc.,Class A (a)	1,500	(110,385)
Omega Therapeutics, Inc. (a)	400	(1,204)
Optinose, Inc. (a)	1,200	(1,548)
Orgenesis, Inc. (a)	600	(300)
Organon & Co.	16,900	(243,698)
Ovid therapeutics, Inc. (a)	1,600	(5,152)
PDL BioPharma, Inc. (a),(b)	4,500	(11,115)
Revvity, Inc.	600	(65,586)
Poseida Therapeutics, Inc. (a)	500	(1,680)
Protalix BioTherapeutics, Inc. (a)	6,400	(11,392)
Quantum-Si, Inc. (a)	11,200	(22,512)
SAB Biotherapeutics, Inc. (a)	509	(350)
SCYNEXIS, Inc. (a)	5,500	(12,265)
SELLAS Life Sciences Group, Inc. (a)	267	(283)
Sera Prognostics, Inc.,Class A (a)	500	(2,990)
SIGA Technologies, Inc. (a)	900	(5,040)
Summit Therapeutics, Inc. (a)	22,100	(57,681)
Tango Therapeutics, Inc. (a)	200	(1,980)
Tilray Brands, Inc. (a)	198,200	(455,860)
Titan Pharmaceuticals, Inc. (a)	300	(124)
Tyra Biosciences, Inc. (a)	200	(2,770)
Vaxart, Inc. (a)	12,700	(7,275)
Vaxcyte, Inc. (a)	6,100	(383,080)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Vaxxinity, Inc.,Class A (a)	1,900	$(1,615)
Veracyte, Inc. (a)	4,400	(121,044)
Vir Biotechnology, Inc. (a)	6,900	(69,414)
Vor BioPharma, Inc. (a)	1,100	(2,475)
Voyager Therapeutics, Inc. (a)	1,400	(11,816)
X4 Pharmaceuticals, Inc. (a)	900	(755)
Xeris Biopharma Holdings, Inc. (a)	6,042	(14,199)
Kiniksa Pharmaceuticals Ltd.,Class A (a)	600	(10,524)
WaVe Life Sciences Ltd. (a)	500	(2,525)
Aadi Bioscience, Inc. (a)	400	(808)
Abeona Therapeutics, Inc. (a)	2,228	(11,162)
AcelRx Pharmaceuticals, Inc. (a)	570	(419)
Aceragen, Inc. (a)	735	(283)
Adaptimmune Therapeutics PLC,ADR (a)	8,579	(6,803)
Aeterna Zentaris, Inc. (a)	248	(461)
Agenus, Inc. (a)	18,000	(14,902)
Allakos, Inc. (a)	5,600	(15,288)
Aquestive Therapeutics, Inc. (a)	1,800	(3,636)
Aytu BioPharma, Inc. (a)	21	(60)
Bausch Health Cos., Inc. (a)	44,800	(359,296)
BioLife Solutions, Inc. (a)	3,100	(50,375)
Bluebird Bio, Inc. (a)	2,100	(2,898)
Bright Green Corp. (a)	7,600	(2,509)
Cabaletta Bio, Inc. (a)	2,400	(54,480)
Lisata Therapeutics, Inc. (a)	200	(546)
Carisma Therapeutics, Inc. (a)	2,778	(8,140)
Catalyst Biosciences, Inc. (a),(b)	4,600	0
Checkpoint Therapeutics, Inc. (a)	4,500	(10,305)
Cidara Therapeutics, Inc. (a)	4,548	(3,611)
Cronos Group, Inc. (a)	22,600	(47,234)
Cytek Biosciences, Inc. (a)	7,700	(70,224)
Foghorn Therapeutics, Inc. (a)	900	(5,805)
Gemini Therapeutics, Inc. (a),(b)	1,300	0
Gritstone bio, Inc. (a)	5,900	(12,036)
HilleVax, Inc. (a)	400	(6,420)
IM Cannabis Corp. (a)	270	(95)
Inotiv, Inc. (a)	300	(1,101)
Intra-Cellular Therapies, Inc. (a)	300	(21,486)
iTeos Therapeutics, Inc. (a)	3,000	(32,850)
Jaguar Health, Inc. (a)	3	0
Zevra Therapeutics, Inc. (a)	2,700	(17,685)
Lifecore Biomedical, Inc. (a)	300	(1,857)
Mind Medicine MindMed, Inc. (a)	2,006	(7,342)
OmniAb, Inc. (a)	4,700	(28,999)
OpGen, Inc. (a)	5	(2)
Outlook Therapeutics, Inc. (a)	3,100	(1,221)
Palatin Technologies, Inc. (a)	576	(2,292)
Pluri, Inc. (a)	500	(290)
Regulus Therapeutics, Inc. (a)	200	(256)
Rhythm Pharmaceuticals, Inc. (a)	6,300	(289,611)
Scholar Rock Holding Corp. (a)	2,200	(41,360)
Seres Therapeutics, Inc. (a)	7,300	(10,220)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Sesen Bio (a),(b)	25,568	$0
SNDL, Inc. (a)	73,240	(120,114)
Spero Therapeutics, Inc. (a)	4,302	(6,324)
Taysha Gene Therapies, Inc. (a)	8,300	(14,691)
TherapeuticsMD, Inc. (a)	430	(968)
UNITY Biotechnology, Inc. (a)	1,210	(2,335)
Beyondspring, Inc. (a)	1,000	(888)
CASI Pharmaceuticals Holdings, Inc. (a)	330	(2,399)
Iterum Therapeutics PLC (a)	913	(1,799)
Arcutis Biotherapeutics, Inc. (a)	3,700	(11,951)
Avadel Pharmaceuticals PLC,ADR (a)	7,300	(103,076)
Avantor, Inc. (a)	21,500	(490,845)
BriaCell Therapeutics Corp. (a)	600	(3,510)
Celldex Therapeutics, Inc. (a)	2,100	(83,286)
Day One Biopharmaceuticals, Inc. (a)	500	(7,300)
DermTech, Inc. (a)	3,200	(5,600)
Elanco Animal Health, Inc. (a)	2,000	(29,800)
Evolus, Inc. (a)	200	(2,106)
Fortrea Holdings, Inc. (a)	18,000	(628,200)
Halozyme Therapeutics, Inc. (a)	4,200	(155,232)
Harpoon Therapeutics, Inc. (a)	552	(6,276)
Hepion Pharmaceuticals, Inc. (a)	265	(867)
Iovance Biotherapeutics, Inc. (a)	30,900	(251,217)
Karuna Therapeutics, Inc. (a)	900	(284,859)
Lineage Cell Therapeutics, Inc. (a)	10,100	(11,009)
Madrigal Pharmaceuticals, Inc. (a)	4,500	(1,041,210)
Merrimack Pharmaceuticals, Inc. (a)	100	(1,341)
MoonLake Immunotherapeutics (a)	2,500	(150,975)
NeuBase Therapeutics, Inc. (a)	49	(36)
NovaBay Pharmaceuticals, Inc. (a)	41	(8)
Ocuphire Pharma, Inc. (a)	2,400	(7,224)
Oncocyte Corp. (a)	200	(496)
Organigram Holdings, Inc. (a)	7,675	(10,054)
Precigen, Inc. (a)	8,000	(10,720)
Revance Therapeutics, Inc. (a)	20,200	(177,558)
Scilex Holding Co. (a)	11,154	(22,754)
scPharmaceuticals, Inc. (a)	3,200	(20,064)
Cartesian Therapeutics, Inc. (a)	2,700	(1,861)
Vistagen Therapeutics, Inc. (a)	753	(3,870)
Zymeworks, Inc. (a)	7,100	(73,769)
Meiragtx Holdings PLC (a)	4,300	(30,186)
Structure Therapeutics, Inc.,ADR (a)	4,300	(175,268)
Trevena, Inc. (a)	3	(2)
TScan Therapeutics, Inc. (a)	1,600	(9,328)
Vaccinex, Inc. (a)	40	(27)
ACELYRIN, Inc. (a)	2,200	(16,412)
DMK Pharmaceuticals Corp. (a)	20	(14)
Adaptive Biotechnologies Corp. (a)	8,900	(43,610)
Adial Pharmaceuticals, Inc. (a)	232	(432)
Spyre Therapeutics, Inc. (a)	48	(1,033)
Akero Therapeutics, Inc. (a)	4,200	(98,070)
Annovis Bio, Inc. (a)	300	(5,610)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Alzamend Neuro, Inc. (a)	33	$(30)
Celcuity, Inc. (a)	300	(4,371)
CryoPort, Inc. (a)	200	(3,098)
Eyenovia, Inc. (a)	1,000	(2,080)
Fortress Biotech, Inc. (a)	680	(2,047)
Korro Bio, Inc. (a)	200	(9,586)
MacroGenics, Inc. (a)	1,100	(10,582)
Ambrx Biopharma, Inc. (a)	10,300	(146,672)
Ocular Therapeutix, Inc. (a)	3,000	(13,380)
Praxis Precision Medicines, Inc. (a)	60	(1,337)
REVOLUTION Medicines, Inc. (a)	45	(1,291)
Sana Biotechnology, Inc. (a)	200	(816)
Tracon Pharmaceuticals, Inc. (a)	100	(18)
T2 Biosystems, Inc. (a)	1,245	(7,812)
vTv Therapeutics, Inc.,Class A (a)	30	(345)
Roivant Sciences Ltd. (a)	6,300	(70,749)
Perrigo Co. PLC	1,100	(35,398)
Altimmune, Inc. (a)	16,600	(186,750)
Anavex Life Sciences Corp. (a)	100	(931)
Canopy Growth Corp. (a)	17,150	(87,636)
EyePoint Pharmaceuticals, Inc. (a)	100	(2,311)
Genelux Corp. (a)	200	(2,802)
Solid Biosciences, Inc. (a)	27	(166)
Verrica Pharmaceuticals, Inc. (a)	500	(3,660)
Viking Therapeutics, Inc. (a)	1,500	(27,915)

		(12,302,257)

Real Estate Management & Development — (0.1)%
CoStar Group, Inc. (a)	8,900	(777,771)
Jones Lang LaSalle, Inc. (a)	1,300	(245,531)
CBRE Group, Inc.,Class A (a)	29,831	(2,776,968)
Fathom Holdings, Inc. (a)	400	(1,436)
Newmark Group, Inc.,Class A	2,200	(24,112)
Tricon Residential, Inc.	16,700	(151,970)
Altisource Portfolio Solutions SA (a)	2,000	(7,120)
Avalon GloboCare Corp. (a)	550	(266)
Compass, Inc.,Class A (a)	2,600	(9,776)
DigitalBridge Group, Inc.	5,906	(103,591)
Kennedy-Wilson Holdings, Inc.	4,600	(56,948)
Colliers International Group, Inc.	700	(88,564)
Doma Holdings, Inc. (a)	300	(1,389)
Howard Hughes Holdings, Inc. (a)	1,600	(136,880)
eXp World Holdings, Inc.	500	(7,760)

		(4,390,082)

Semiconductors & Semiconductor Equipment — (0.7)%
Analog Devices, Inc.	5,200	(1,032,512)
Broadcom, Inc.	8,800	(9,823,000)
Enphase Energy, Inc. (a),(c)	43,970	(5,810,196)
Monolithic Power Systems, Inc.	800	(504,624)
Marvell Technology, Inc.	16,900	(1,019,239)
ACM Research, Inc.,Class A (a)	700	(13,678)
First Solar, Inc. (a)	21,300	(3,669,564)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	51,400	$(4,293,442)
SolarEdge Technologies, Inc. (a),(c)	9,745	(912,132)
Aehr Test Systems (a)	5,100	(135,303)
Rigetti Computing, Inc. (a)	3,200	(3,152)
Transphorm, Inc. (a)	100	(365)
ARM Holdings PLC,ADR (a)	4,900	(368,211)
Canadian Solar, Inc. (a)	14,500	(380,335)
Intel Corp. (c)	14,921	(749,780)
Universal Display Corp.	700	(133,882)
Atomera, Inc. (a)	600	(4,206)
Impinj, Inc. (a)	200	(18,006)

		(28,871,627)

Software & Services — (0.1)%
Bill Holdings, Inc. (a)	10,000	(815,900)
Guidewire Software, Inc. (a)	1,600	(174,464)
Autodesk, Inc. (a)	900	(219,132)
Cloudflare, Inc.,Class A (a),(c)	129	(10,741)
Datadog, Inc.,Class A (a),(c)	294	(35,686)
HubSpot, Inc. (a),(c)	75	(43,540)
DXC Technology Co. (a)	4,500	(102,915)
Aurora Innovation, Inc. (a)	4,800	(20,976)
Blend Labs, Inc.,Class A (a)	8,200	(20,910)
CS Disco, Inc. (a)	400	(3,036)
Cognizant Technology Solutions Corp.,Class A	2,800	(211,484)
Couchbase, Inc. (a)	1,100	(24,772)
E2open Parent Holdings, Inc. (a)	20,800	(91,312)
EverCommerce, Inc. (a)	1,000	(11,030)
Five9, Inc. (a)	6,200	(487,878)
Glimpse Group, Inc. (a)	500	(565)
Lightspeed Commerce, Inc. (a)	7,100	(149,029)
Matterport, Inc. (a)	7,700	(20,713)
MeridianLink, Inc. (a)	1,000	(24,770)
nCino, Inc. (a)	32,722	(1,100,441)
Porch Group, Inc. (a)	20,800	(64,064)
Quantum Computing, Inc. (a)	10,829	(9,888)
Riot Platforms, Inc. (a)	61,900	(957,593)
Thoughtworks Holding, Inc. (a)	900	(4,329)
Veritone, Inc. (a)	7,300	(13,213)
WM Technology, Inc. (a)	5,400	(3,890)
Globant SA (a)	2,900	(690,142)
Procore Technologies, Inc. (a)	1,800	(124,596)
Fair Isaac Corp. (a),(c)	56	(65,185)
Aspen Technology, Inc. (a)	1,700	(374,255)
C3.ai, Inc.,Class A (a),(c)	1,337	(38,385)
Roper Technologies, Inc.	3,600	(1,962,612)
Applied Digital Corp. (a)	4,000	(26,960)
Braze, Inc.,Class A (a)	900	(47,817)
CGI, Inc. (a)	800	(85,768)
Consensus Cloud Solutions, Inc. (a)	700	(18,347)
EPAM Systems, Inc. (a)	3,000	(892,020)
NextNav, Inc. (a)	1,900	(8,455)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Open Text Corp.	7,100	$(298,342)
Rekor Systems, Inc. (a)	3,800	(12,654)
Remark Holdings, Inc. (a)	4,340	(2,149)
BigBear.ai Holdings, Inc. (a)	31,207	(66,783)
BlackBerry Ltd. (a)	32,700	(115,758)
BlackLine, Inc. (a)	1,200	(74,928)
DigitalOcean Holdings, Inc. (a),(c)	629	(23,078)
D-Wave Quantum, Inc. (a)	13,300	(11,705)
Shopify, Inc.,Class A (a),(c)	3,361	(261,822)
SoundHound AI, Inc.,Class A (a)	46,800	(99,216)
Sphere 3D Corp. (a)	3,214	(10,670)
Stronghold Digital Mining, Inc.,Class A (a)	1,600	(11,680)
Terawulf, Inc. (a)	18,400	(44,160)
Verb Technology Co., Inc. (a)	25	(4)
Adeia, Inc.	2,000	(24,780)
Alteryx, Inc.,Class A (a)	3,900	(183,924)
ANSYS, Inc. (a)	2,500	(907,200)
Adobe, Inc. (a),(c)	376	(224,322)
Rubicon Technologies, Inc. (a)	2,500	(4,625)
HUT 8 Corp. (a)	2,800	(37,352)

		(11,371,965)

Technology Hardware & Equipment — (0.2)%
Cognex Corp.	800	(33,392)
Vuzix Corp. (a)	5,600	(11,676)
AEye, Inc. (a)	270	(618)
AmpliTech Group, Inc. (a)	100	(191)
CDW Corp.	5,700	(1,295,724)
Corsair Gaming, Inc. (a)	1,300	(18,330)
Eastman Kodak Co. (a)	700	(2,730)
Lightwave Logic, Inc. (a)	5,800	(28,884)
Mirion Technologies, Inc. (a)	16,000	(164,000)
908 Devices, Inc. (a)	1,800	(20,196)
Novanta, Inc. (a)	1,100	(185,251)
Ondas Holdings, Inc. (a)	12,000	(18,360)
Red Cat Holdings, Inc. (a)	2,200	(1,936)
SigmaTron International, Inc. (a)	500	(1,500)
SmartRent, Inc. (a)	9,300	(29,667)
Socket Mobile, Inc. (a)	200	(236)
Ubiquiti, Inc.	600	(83,736)
Vontier Corp.	5,600	(193,480)
Wrap Technologies, Inc. (a)	1,700	(5,270)
MicroVision, Inc. (a)	7,300	(19,418)
ADTRAN Holdings, Inc.	6,200	(45,508)
Coherent Corp. (a)	400	(17,412)
Arista Networks, Inc. (a),(c)	2,004	(471,962)
Cisco Systems, Inc. (c)	3,377	(170,606)
Amphenol Corp.,Class A	1,700	(168,521)
Clearfield, Inc. (a)	2,500	(72,700)
COMSovereign Holding Corp. (a)	500	(401)
Digital Ally, Inc. (a)	155	(326)
Knowles Corp. (a)	1,000	(17,910)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Lantronix, Inc. (a)	200	$(1,172)
Applied Optoelectronics, Inc. (a)	7,600	(146,832)
Belden, Inc.	100	(7,725)
Cepton, Inc. (a)	400	(1,256)
Ouster, Inc. (a)	8,670	(66,499)
Super Micro Computer, Inc. (a),(c)	15,398	(4,377,035)
Viasat, Inc. (a)	7,400	(206,830)
Vislink Technologies, Inc. (a)	115	(444)
Akoustis Technologies, Inc. (a)	16,300	(13,594)
Alpine 4 Holdings, Inc. (a)	2,325	(1,709)
Luna Innovations, Inc. (a)	1,200	(7,980)

		(7,911,017)

Telecommunication Services — 0.0%
AT&T, Inc. (c)	25,747	(432,035)
Cogent Communications Holdings, Inc.	300	(22,818)
Frontier Communications Parent, Inc. (a)	33,600	(851,424)
ATN International, Inc.	100	(3,897)
AST SpaceMobile, Inc. (a)	100	(603)
BCE, Inc.	7,900	(311,102)
Globalstar, Inc. (a)	700	(1,358)
Tingo Group, Inc. (a)	3,800	(2,622)
Rogers Communications, Inc.,Class B	3,000	(140,430)
Shenandoah Telecommunications Co.	1,100	(23,782)
SurgePays, Inc. (a)	1,500	(9,675)
TELUS Corp.	31,900	(567,501)
Millicom International Cellular SA (a)	1,300	(23,400)
Anterix, Inc. (a)	100	(3,332)

		(2,393,979)

Transportation — (0.3)%
XPO, Inc. (a)	5,600	(490,504)
Canadian National Railway Co.	6,400	(804,032)
Delta Air Lines, Inc.	29,300	(1,178,739)
Spirit Airlines, Inc. (a)	33,500	(549,065)
Blade Air Mobility, Inc. (a)	7,600	(26,828)
FedEx Corp.	4,100	(1,037,177)
Frontier Group Holdings, Inc. (a)	21,500	(117,390)
Hertz Global Holdings, Inc. (a)	43,200	(448,848)
Matson, Inc.	2,000	(219,200)
Sun Country Airlines Holdings, Inc. (a)	100	(1,573)
Joby Aviation, Inc. (a)	500	(3,325)
United Airlines Holdings, Inc. (a)	66,800	(2,756,168)
Union Pacific Corp.	2,600	(638,612)
Hawaiian Holdings, Inc. (a)	13,300	(188,860)
Saia, Inc. (a)	1,100	(482,042)
Alaska Air Group, Inc. (a)	18,600	(726,702)
FTAI Infrastructure, Inc.	2,500	(9,725)
Canadian Pacific Kansas City Ltd.	29,430	(2,326,736)
JetBlue Airways Corp. (a)	103,300	(573,315)
SkyWest, Inc. (a)	1,100	(57,420)
Wheels Up Experience, Inc. (a)	10	(34)
Allegiant Travel Co.	700	(57,827)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Surf Air Mobility, Inc. (a)	2,900	$(4,495)

		(12,698,617)

Utilities — (0.1)%
Southern Co.	200	(14,024)
Brookfield Renewable Corp.,Class A	7,200	(207,288)
Algonquin Power & Utilities Corp.	54,500	(344,440)
Atmos Energy Corp.	5,300	(614,270)
California Water Service Group	800	(41,496)
Clearway Energy, Inc.,Class C	7,400	(202,982)
Montauk Renewables, Inc. (a)	500	(4,455)
NextEra Energy Partners LP	11,400	(346,674)
Ormat Technologies, Inc.	600	(45,474)
PG&E Corp.	149,300	(2,691,879)
Southwest Gas Holdings, Inc.	3,900	(247,065)
Sunnova Energy International, Inc. (a)	36,000	(549,000)
UGI Corp.	2,400	(59,040)
Brookfield Infrastructure Corp.,Class A	9,600	(338,688)
Cadiz, Inc. (a)	2,846	(7,969)
Constellation Energy Corp.	1,000	(116,890)
ONE Gas, Inc.	3,400	(216,648)
Public Service Enterprise Group, Inc.	12,000	(733,800)
CMS Energy Corp.	1,900	(110,333)
Spruce Power Holding Corp. (a)	1,100	(4,862)

		(6,897,277)

Total North America		(464,176,547)

Oceania — (0.1)%
Automobiles & Components — 0.0%
Cenntro Electric Group Ltd. (a)	600	(864)

Capital Goods — 0.0%
Tritium DCFC Ltd. (a)	300	(66)

Energy — 0.0%
Woodside Energy Group Ltd.,ADR	6,700	(141,303)

Materials — (0.1)%
BHP Group Ltd.,ADR	26,300	(1,796,553)
Rio Tinto PLC,ADR	300	(22,338)

		(1,818,891)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Immutep Ltd.,ADR (a)	2,900	(6,960)
Opthea Ltd.,ADR (a)	100	(295)
Alterity Therapeutics Ltd.,ADR (a)	10	(25)
Kazia Therapeutics Ltd.,ADR (a)	400	(180)
Genetic Technologies Ltd.,ADR (a)	200	(484)

		(7,944)

Software & Services — 0.0%
Mawson Infrastructure Group, Inc. (a)	500	(1,600)

Total Oceania		(1,970,668)

South America — (0.1)%
Banks — 0.0%
Banco de Chile,ADR	100	(2,308)
Banco Santander Chile,ADR	5,200	(101,348)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Itau Unibanco Holding SA,ADR	106,200	$(738,090)

		(841,746)

Capital Goods — (0.1)%
Sociedad Quimica y Minera de Chile SA,ADR	22,000	(1,324,840)

Consumer Staples Distribution — 0.0%
Sendas Distribuidora SA,ADR	5,200	(71,864)

Energy — 0.0%
Ecopetrol SA,ADR	2,900	(34,568)
Cosan SA,ADR	1,600	(25,056)

		(59,624)

Materials — 0.0%
Bioceres Crop Solutions Corp. (a)	900	(12,357)
Sigma Lithium Corp. (a)	26,200	(826,086)

		(838,443)

Software & Services — 0.0%
CI&T, Inc.,Class A (a)	400	(2,104)

Telecommunication Services — 0.0%
Liberty Latin America Ltd.,Class C (a)	7,900	(57,986)

Transportation — 0.0%
Azul SA,ADR (a)	3,100	(30,039)

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP,ADR	16,900	(257,387)
Enel Chile SA,ADR	100	(324)
Pampa Energia SA,ADR (a)	100	(4,952)
Centrais Eletricas Brasileiras SA,ADR	8,800	(75,856)

		(338,519)

Total South America		(3,565,165)

TOTAL COMMON STOCK (PROCEEDS $473,825,024)		(522,698,813)

	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.9)%
Alibaba Group Holding Ltd.,
2.13%, 02/09/31 (c)	$4,261,000	(3,531,717)
3.40%, 12/06/27 (c)	5,765,000	(5,465,452)
America Movil SAB de CV, 6.38%, 03/01/35 (c)	794,000	(888,094)
CSN Resources SA, 8.88%, 12/05/30 (c),(j)	1,443,000	(1,503,635)
Ecopetrol SA, 8.88%, 01/13/33 (c)	2,447,000	(2,658,619)
eHi Car Services Ltd., 7.75%, 11/14/24 (c),(j)	433,000	(373,462)
Gaci First Investment Co., 4.75%, 02/14/30 (c),(j)	5,050,000	(5,043,687)
Industrial & Commercial Bank of China Ltd., 3.20%, 12/31/49 (c),(e),(j),(k)	5,050,000	(4,746,032)
Petroleos Mexicanos, 10.00%, 02/07/33 (c)	7,455,000	(7,485,208)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $30,308,168)		(31,695,906)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Shares	Value
Exchange-Traded Fund — 0.0%
Energy Select Sector SPDR Fund (c)	8,756	$(734,103)

TOTAL EXCHANGE-TRADED FUND (PROCEEDS $746,427)		(734,103)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES — (3.8)%
North America — (3.8)%
U.S. Government Sponsored Agency Security — (3.8)%
Uniform Mortgage-Backed Security, 5.50%, 2/01/54 (n)	$150,000,000	(150,732,450)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $150,416,016)		(150,732,450)

SOVEREIGN DEBT — (1.0)%
Argentina Republic Government International Bonds, 3.63%, 07/09/35 (c),(g)	1,010,034	(344,740)
China Government International Bonds, 2.13%, 12/03/29 (c),(j)	1,896,000	(1,725,000)
Dominican Republic International Bonds,
5.95%, 01/25/27 (c),(j)	582,000	(583,193)
6.00%, 02/22/33 (c),(j)	4,901,000	(4,827,485)
6.40%, 06/05/49 (c),(j)	291,000	(273,540)
Egypt Government International Bonds, 5.88%, 06/11/25 (c),(j)	2,637,000	(2,452,109)
Israel Government International Bonds, 4.50%, 01/17/33 (c)	7,260,000	(6,891,482)
Mexico Government International Bonds, 6.34%, 05/04/53 (c)	4,343,000	(4,421,261)
Peruvian Government International Bond, 5.63%, 11/18/50 (c)	6,629,000	(6,892,702)
Saudi Government International Bonds,
4.63%, 10/04/47 (c),(j)	852,000	(763,878)
5.00%, 01/18/53 (c),(j)	4,274,000	(4,023,193)
Turkey Government International Bonds,
6.00%, 01/14/41 (c)	956,000	(810,254)
6.75%, 05/30/40 (c)	710,000	(649,650)
7.38%, 02/05/25 (c)	1,553,000	(1,578,562)

TOTAL SOVEREIGN DEBT (PROCEEDS $33,720,411)		(36,237,049)

U.S. TREASURY NOTES — (0.1)%
U.S. Treasury Bonds,
4.75%, 11/15/43 (c)	219,000	(234,912)
4.75%, 11/15/53 (c)	227,000	(254,559)
U.S. Treasury Notes,
1.38%, 07/15/33 (c)	2,127,258	(2,062,202)
4.63%, 11/15/26 (c)	26,000	(26,410)
4.50%, 11/15/33 (c)	202,000	(212,068)
4.38%, 11/30/28 (c)	138,000	(141,213)
4.38%, 11/30/30 (c)	226,000	(232,392)
4.88%, 11/30/25 (c)	2,000	(2,021)

TOTAL U.S. TREASURY NOTES (PROCEEDS $3,042,245)		(3,165,777)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Security Description	Contracts	Value
WARRANT — 0.0%
North America — 0.0%
Salarius Pharmaceuticals, Inc. (a),(b)	1,000	$(0)

TOTAL WARRANT (PROCEEDS $0)		(0)

RIGHTS — 0.0%
Amryt Pharma PLC (a),(b)	2,000	(50)
Amryt Pharma PLC (a),(b)	2,000	(50)

TOTAL RIGHTS (PROCEEDS $0)		(100)

TOTAL SECURITIES SOLD SHORT — (18.8)% (PROCEEDS $692,058,291)		$(745,264,198)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is valued using significant unobservable inputs.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2023.

(f)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(g)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2023. Maturity date presented is the ultimate maturity.
(h)	Non-interest bearing bond.
(i)	All or a portion of the security represents an unsettled loan commitment at December 31, 2023 where the rate will be determined at time of settlement.
(j)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(k)	Security is perpetual in nature and has no stated maturity.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(n)	When issued or delayed delivery security included.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Centiva Offshore Fund LLP, Qube Torus and Statar Capital Class A, 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021, 6/1/2022, 7/1/2022 and 7/1/2022. Amounts to $399,302,772 and represents 10.1% of Net Assets.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2023

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
BRENT CRUDE MAR24	100.00 USD	01/26/24	(29)	(2,900)	$(57,710)	$(2,610)	$55,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
CBOE SPX VOLATILITY INDX JUN 24	40.00 USD	06/18/24	(2,175)	(87,000)	$(190,271)	$(160,950)	$29,321
CBOE SPX VOLATILITY INDX MAR 24	38.00 USD	03/20/24	(2,175)	(82,650)	(142,421)	(91,350)	51,071
CBOE SPX VOLATILITY INDX MAR 24	40.00 USD	03/20/24	(3,915)	(156,600)	(275,062)	(152,685)	122,377
COMEX GOLD JAN 24	2,200.00 USD	01/25/24	(100)	(220,000)	(52,723)	(43,000)	9,723
CRUDE OIL FUT OPT DEC24	150.00 USD	11/15/24	(100)	(15,000)	(52,703)	(17,000)	35,703
CRUDE OIL FUT OPT DEC24	165.00 USD	12/01/24	(25)	(4,125)	(12,410)	(3,000)	9,410
ISHARES IBOXX $ INVESTMENT GRADE CORPORATE BOND ETF	111.00 USD	01/19/24	(2,798)	(310,578)	(341,271)	(268,608)	72,663
LME COPPER 3MO CALL	9,000.00 USD	01/03/24	(65)	(585,000)	(33,944)	(7,085)	26,859
NAT GAS EURO OPT APR24	2.75 USD	04/01/24	(40)	(110)	(39,243)	(43,440)	(4,197)
NAT GAS EURO OPT APR24	3.50 USD	04/01/24	(50)	(175)	(47,854)	(12,250)	35,604
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(50)	(400)	(85,500)	(33,650)	51,850
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(50)	(400)	(85,500)	(48,400)	37,100
NAT GAS EURO OPT DEC24	3.75 USD	11/25/24	(16)	(60)	(42,354)	(78,064)	(35,710)
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(50)	(400)	(85,500)	(104,650)	(19,150)
NAT GAS EURO OPT FEB24	2.75 USD	01/26/24	(33)	(91)	(40,494)	(39,402)	1,092
NAT GAS EURO OPT FEB24	3.50 USD	01/26/24	(158)	0	(125,333)	(41,280)	84,053
NAT GAS EURO OPT FEB24	3.60 USD	01/26/24	(133)	(479)	(90,562)	(28,728)	61,834
NAT GAS EURO OPT FEB24	6.50 USD	01/26/24	(60)	(390)	(35,786)	(600)	35,186
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(50)	(400)	(85,500)	(134,000)	(48,500)
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(50)	(400)	(85,500)	(130,750)	(45,250)
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(50)	(400)	(85,500)	(44,900)	40,600
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(50)	(400)	(85,500)	(37,300)	48,200
NAT GAS EURO OPT MAR24	3.15 USD	02/26/24	(5)	(16)	(39,485)	(2,815)	36,670
NAT GAS EURO OPT MAR24	3.25 USD	02/26/24	(75)	(243)	(583,281)	(35,550)	547,731
NAT GAS EURO OPT MAR24	3.50 USD	02/26/24	(50)	(175)	(47,854)	(15,750)	32,104
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(50)	(400)	(85,500)	(103,800)	(18,300)
NAT GAS EURO OPT MAY24	2.50 USD	04/25/24	(34)	(85)	(73,341)	(78,404)	(5,063)
NAT GAS EURO OPT MAY24	2.75 USD	04/25/24	(17)	(47)	(22,900)	(24,973)	(2,073)
NAT GAS EURO OPT MAY24	3.00 USD	05/01/24	(60)	(180)	(56,425)	(54,840)	1,585
NAT GAS EURO OPT MAY24	3.50 USD	05/01/24	(50)	(175)	(47,854)	(17,050)	30,804
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(50)	(400)	(85,500)	(32,250)	53,250
NAT GAS EURO OPT NOV24	3.75 USD	10/28/24	(16)	(60)	(42,354)	(42,224)	130
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(50)	(400)	(85,500)	(66,750)	18,750
NAT GAS EURO OPT OCT24	3.75 USD	09/25/24	(16)	(60)	(42,354)	(20,112)	22,242
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(50)	(400)	(85,500)	(54,550)	30,950
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(50)	(400)	(85,500)	(48,850)	36,650
SILVER DEC24	45.00 USD	11/25/24	(80)	(3,600)	(119,794)	(124,400)	(4,606)
SILVER JUL24	50.00 USD	06/25/24	(80)	(4,000)	(139,794)	(22,000)	117,794

					$(3,821,577)	$(2,268,020)	$1,553,557

Exchange-Traded Put Options Written
3 MONTH SOFR JUN 24	94.75 USD	06/14/24	(425)	(40,269)	(51,948)	(39,844)	12,104
CBOE SPX VOLATILITY INDX JUN 24	17.00 USD	06/18/24	(1,740)	(29,580)	(280,955)	(434,130)	(153,175)
CBOE SPX VOLATILITY INDX MAR 24	14.50 USD	03/20/24	(2,610)	(37,845)	(250,510)	(287,100)	(36,590)
CBOE SPX VOLATILITY INDX MAR 24	16.00 USD	03/20/24	(3,480)	(55,680)	(421,863)	(786,480)	(364,617)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
CBOE SPX VOLATILITY INDX MAR 24	17.00 USD	03/20/24	(1,740)	(29,580)	$(293,137)	$(483,720)	$(190,583)
CRUDE OIL FUT OPT DEC24	47.00 USD	11/15/24	(100)	(4,700)	(408,703)	(158,000)	250,703
CRUDE OIL FUT OPT DEC24	50.00 USD	12/01/24	(25)	(1,250)	(107,410)	(51,250)	56,160
DJ EURO STOXX 50 JAN 24	4,500.00 EUR	01/19/24	(870)	(3,915,000)	(423,200)	(374,570)	48,630
FTSE 100 INDEX JAN 24	7,600.00 GBP	01/19/24	(435)	(3,306,000)	(298,254)	(130,301)	167,953
FTSE 100 INDEX JAN 24	7,700.00 GBP	01/19/24	(435)	(3,349,500)	(353,692)	(263,375)	90,317
NAT GAS EURO OPT APR24	1.75 USD	03/25/24	(157)	(275)	(115,762)	(103,306)	12,456
NAT GAS EURO OPT FEB24	2.00 USD	01/26/24	(30)	(60)	(20,012)	(6,840)	13,172
NAT GAS EURO OPT FEB24	3.55 USD	01/26/24	(30)	(106)	(213,812)	(316,590)	(102,778)
NAT GAS EURO OPT JUN24	2.00 USD	05/28/24	(1)	(2)	(797)	(1,230)	(433)
NAT GAS EURO OPT MAR24	1.75 USD	02/26/24	(50)	(88)	(22,354)	(22,350)	4
NAT GAS EURO OPT MAY24	1.75 USD	04/25/24	(143)	(250)	(107,402)	(112,684)	(5,282)

					$(3,369,811)	$(3,571,770)	$(201,959)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options Written
LME NICKEL 3MO CALL	Morgan Stanley Capital Services LLC	60,000.00 USD	12/04/24	(1,260)	(75,600,000)	$(1,008,000)	$(2,568)	$1,005,432
OTC Put Options Written
SWAPTION PUT 4% 11/15/2025	Barclays Bank PLC	4.00 EUR	11/13/24	(1,115,500,000)	(4,462,000,000)	(954,823)	(246,238)	708,585
SWAPTION PUT 4% 5/31/2025	Barclays Bank PLC	4.00 EUR	05/29/24	(756,600,000)	(3,026,400,000)	(236,623)	(63,620)	173,003
USD TRY FX OPTION PUT 28.925 12/6/24	Deutsche Bank AG	28.93 USD	12/06/24	(22,310,000)	(645,316,750)	(169,556)	(60,935)	108,621

						$(1,361,002)	$(370,793)	$990,209

Total Options Written Outstanding						$(9,560,390)	$(6,213,151)	$3,347,239

At December 31, 2023 the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
ATI Holdings Acquisition, Inc., 2023 2nd Lien Delayed Draw Term Loan, 0.00, 03/01/31	$782,441	$782,441	$0

Total Unfunded Loan Commitment	$782,441	$782,441	$0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Reverse Repurchase Agreements Outstanding at December 31, 2023

Counterparty	Interest Rate	Trade Rate	Maturity Date		Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	5.50%	11/23/2023	On Demand (a	)	$2,507,917	$2,521,328
JPMorgan Chase Bank, N.A.	5.55%	11/28/2023	1/9/2024		6,127,798	6,156,139
JPMorgan Chase Bank, N.A.	5.62%	11/23/2023	1/9/2024		3,906,960	3,926,477

Total Reverse Repurchase Agreements Outstanding					$12,542,675	$12,603,944

(a)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Future Contracts Outstanding at December 31, 2023

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	86	EUREX	10,120,730 EUR	03/07/24	$151,627
3 Month Eurodollar	1,137	LIFFE	273,727,750 EUR	03/18/24	256,558
3 Month Eurodollar	31	LIFFE	7,571,741 EUR	06/16/25	30,810
3 Month Eurodollar	181	LIFFE	44,382,773 EUR	09/15/25	8,255
3 Month Eurodollar	1,494	LIFFE	364,378,120 EUR	12/15/25	2,194,685
3 Month SOFR	943	CME	223,769,185 USD	06/19/24	228,677
3 Month SOFR	184	CME	44,519,044 USD	12/17/25	54,956
3 Month SOFR	903	CME	218,559,125 USD	03/18/26	271,638
Aluminium	17	LME	977,890 USD	01/17/24	21,498
Australian 10-Year Bond	169	SFE	19,365,303 AUD	03/15/24	239,327
Australian Dollar Currency	125	CME	8,413,881 USD	03/18/24	124,244
Brent Crude	100	ICE	7,300 USD	1/26/2024	(36,000)
Brent Crude	261	ICE	24,795 USD	1/26/2024	(944,820)
Brent Crude	261	ICE	22,185 USD	1/26/2024	1,190,160
Brent Crude	269	ICE	21,118,265 USD	01/31/24	(394,505)
Brent Crude	91	ICE	7,238,025 USD	02/29/24	(239,215)
Brent Crude	62	ICE	41,075 USD	03/04/24	22,088
Brent Crude	18	ICE	1,412,362 USD	06/28/24	(41,302)
Brent Crude	10	NYMEX	774,400 USD	12/01/24	(24,400)
British Pound Currency	141	ICE	11,212,901 USD	03/18/24	23,917
CAC40 Index	24	ICE	1,825,065 EUR	01/19/24	(13,098)
Canadian 10-Year Bond	52	CDE	6,254,890 CAD	03/19/24	152,802
Canadian Dollar Currency	125	CME	9,454,253 USD	03/19/24	(1,128)
CBOE Volatility Index	108	CBOE	1,545,085 USD	01/17/24	(27,555)
CBOE Volatility Index	29	CBOE	520,450 USD	05/22/24	(17,062)
Chicago CG Basis	31	ICE	35,650 USD	01/03/24	(22,669)
Chicago CG Basis	29	ICE	18,850 USD	01/31/24	(3,625)
Chicago CG Basis	155	ICE	88,737 USD	02/29/24	(59,675)
Chicago CG Basis	31	ICE	13,756 USD	05/02/24	1,356
Chicago CG Basis	30	ICE	13,313 USD	06/04/24	188
Chicago CG Basis	31	ICE	13,950 USD	07/02/24	(3,294)
Chicago CG Basis	31	ICE	14,338 USD	08/02/24	(4,069)
Chicago CG Basis	30	ICE	22,875 USD	09/04/24	(3,563)
Chicago CG Basis	31	ICE	26,931 USD	10/02/24	(7,169)
Chicago CG Basis	31	ICE	6,588 USD	03/04/25	388
Cocoa	1,023	ICE	40,348,575 USD	05/15/24	2,228,685

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Coffee ‘C’	5	ICE	322,172 USD	03/18/24	$30,891
Coffee ‘C’	367	ICE	25,221,953 USD	05/20/24	403,822
Copper	3	LME	633,975 USD	01/17/24	2,663
Copper	241	COMEX	23,586,264 USD	05/29/24	(37,551)
Corn	962	CBOT	23,168,111 USD	03/14/24	(500,986)
Cotton No.2	219	ICE	8,721,523 USD	03/06/24	147,977
DAX Index	35	EUREX	14,867,999 EUR	03/15/24	(76,309)
DJIA mini E-CBOT	126	CBOT	23,220,871 USD	03/15/24	726,689
Dominion Sp	31	ICE	48,903 USD	01/03/24	78
Dominion Sp	210	ICE	387,337 USD	04/01/24	51,338
Dominion Sp	31	ICE	62,000 USD	05/01/24	7,363
Dominion Sp	30	ICE	60,000 USD	06/01/24	(750)
Dominion Sp	31	ICE	75,175 USD	07/01/24	4,456
Dominion Sp	31	ICE	84,863 USD	08/01/24	6,200
Dominion Sp	31	ICE	120,125 USD	10/01/24	11,819
Dominion Sp	150	ICE	416,625 USD	11/04/24	(39,000)
Dominion Sp	31	ICE	65,488 USD	12/03/24	(6,975)
Dominion Sp	62	ICE	124,000 USD	01/01/25	(5,425)
Dominion Sp	56	ICE	112,000 USD	02/01/25	8,750
Dominion Sp	62	ICE	124,000 USD	03/01/25	16,663
Dominion Sp	30	ICE	69,750 USD	04/01/25	8,625
Dominion Sp	31	ICE	72,075 USD	05/01/25	(2,131)
Dominion Sp	30	ICE	69,750 USD	06/01/25	(7,500)
Eastern Gas South Swing	1	ICE	5,288 USD	01/02/24	(88)
Eastern Gas South Swing	1	ICE	5,288 USD	01/02/24	(88)
Eastern Gas South Swing	1	ICE	5,288 USD	01/02/24	(88)
E-Mini Russell Index	282	ICE	27,035,559 USD	03/15/24	1,837,011
E-Mini S&P 500 Index	691	CME	161,708,942 USD	03/15/24	4,822,058
E-Mini S&P Mid Cap 400 Index	5	CME	1,372,720 USD	03/15/24	32,030
Euro FX	45	CME	6,203,681 USD	03/18/24	26,006
Euro OAT	18	EUREX	2,322,736 EUR	03/07/24	49,064
Euro Stoxx 50	764	EUREX	34,968,209 EUR	03/15/24	(286,684)
Euro-BTP	19	EUREX	2,213,020 EUR	03/07/24	56,114
Euro-Bund	39	EUREX	5,256,000 EUR	03/07/24	105,516
Euro-Schatz	272	EUREX	28,885,165 EUR	03/07/24	104,958
FTSE 100 Index	87	LIFFE	6,677,380 GBP	03/15/24	90,213
FTSE China A50 Index	13	SGX	145,522 USD	01/29/24	3,913
FTSE/MIB Index	11	ICE	1,690,550 EUR	03/15/24	(13,131)
Gas Oil	305	ICE	23,530,936 USD	03/12/24	(1,121,061)
Gas Oil	11	ICE	833,640 USD	04/11/24	(33,390)
Gasoline RBOB	178	NYMEX	16,534,212 USD	02/29/24	(641,731)
Gasoline RBOB	5	NYMEX	501,207 USD	05/31/24	(18,333)
Gasoline RBOB	14	NYMEX	1,172,270 USD	11/29/24	(11,206)
Globex Natural Gas	36	NYMEX	882,550 USD	02/01/24	22,490
Globex Natural Gas	66	NYMEX	2,198,500 USD	03/01/24	(662,680)
Gold 100 OZ	26	COMEX	5,345,145 USD	02/27/24	41,535
Henry Hub	427	ICE	2,876,012 USD	01/01/24	(80,230)
Henry Hub	667	ICE	4,575,620 USD	02/01/24	(383,525)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	120	ICE	691,050 USD	04/01/24	$150
Henry Hub	30	ICE	207,000 USD	09/01/24	(6,600)
Henry Hub	341	ICE	3,813,387 USD	01/01/25	(573,887)
Henry Hub	744	ICE	6,789,501 USD	01/01/26	1,454,019
Henry Hub	672	ICE	6,132,452 USD	02/01/26	1,066,348
Henry Hub	744	ICE	6,789,501 USD	03/01/26	293,379
Henry Hub	720	ICE	6,570,484 USD	04/01/26	(518,885)
Henry Hub	744	ICE	6,789,501 USD	05/01/26	(536,181)
Henry Hub	720	ICE	6,570,484 USD	06/01/26	(263,285)
Henry Hub	744	ICE	6,789,501 USD	07/01/26	(2,361)
Henry Hub	744	ICE	6,789,501 USD	08/01/26	57,159
Henry Hub	720	ICE	6,570,484 USD	09/01/26	(9,485)
Henry Hub	744	ICE	6,789,501 USD	10/01/26	105,519
Henry Hub	720	ICE	6,570,484 USD	11/01/26	651,116
Henry Hub	744	ICE	6,789,501 USD	12/01/26	1,461,459
Henry Physical Basis	29	ICE	2,175 USD	02/02/24	(725)
Henry Physical Basis	31	ICE	37,200 USD	03/04/24	11,044
HKG Hang Seng China Enterprises Index	120	HKFE	33,522,400 HKD	01/30/24	160,543
HKG Hang Seng Index	7	HKFE	5,799,150 HKD	01/30/24	25,235
HSC Basis	62	ICE	12,788 USD	01/03/24	(7,363)
HSC Basis	145	ICE	24,106 USD	02/02/24	(37,519)
HSC Basis	30	ICE	21,750 USD	03/31/25	(4,500)
HSC Basis	31	ICE	22,475 USD	04/30/25	(1,744)
HSC Basis	30	ICE	21,750 USD	05/30/25	750
HSC Basis	31	ICE	22,475 USD	06/30/25	4,263
HSC Basis	31	ICE	22,475 USD	07/31/25	5,425
HSC Basis	30	ICE	21,750 USD	08/29/25	(938)
HSC Basis	31	ICE	22,475 USD	09/30/25	(8,525)
ICE 3 Month Sonia	1,174	ICE	279,582,556 GBP	09/17/24	848,814
ICE 3 Month Sonia	56	ICE	13,519,762 GBP	09/16/25	47,337
ICE 3 Month Sonia	747	ICE	180,384,923 GBP	03/17/26	948,215
Japan Yen Currency	20	CME	1,791,881 USD	03/18/24	3,119
Japanese 10 Year Bond	39	OSE	5,664,290,000 JPY	03/21/24	407,092
Lean Hogs	402	CME	11,675,381 USD	02/16/24	(745,001)
Live Cattle	148	CME	10,294,241 USD	04/30/24	(97,041)
Long Gilt	29	LIFFE	2,812,630 GBP	03/26/24	209,323
Mexican Peso Currency	58	CME	1,658,250 USD	03/18/24	30,710
Michon Basis	93	ICE	68,006 USD	01/03/24	(4,069)
Michon Basis	30	ICE	21,750 USD	03/31/25	10,125
Michon Basis	31	ICE	22,475 USD	04/30/25	8,525
Michon Basis	30	ICE	21,750 USD	05/30/25	3,938
Michon Basis	31	ICE	22,475 USD	06/30/25	(4,263)
Michon Basis	31	ICE	22,475 USD	07/31/25	(4,650)
Michon Basis	30	ICE	21,750 USD	08/29/25	(15,188)
Michon Basis	31	ICE	22,475 USD	09/30/25	(17,631)
NASDAQ 100 E-Mini	52	CME	17,110,508 USD	03/15/24	593,932
Natural Gas	572	NYMEX	13,587,755 USD	01/29/24	792,325
Natural Gas	217	NYMEX	10,283,803 USD	02/01/24	(4,828,423)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	375	NYMEX	18,763,155 USD	03/01/24	$(10,036,905)
Natural Gas	202	NYMEX	4,812,995 USD	03/26/24	(158,915)
Natural Gas	186	NYMEX	8,864,796 USD	04/01/24	(4,579,356)
Natural Gas	30	NYMEX	692,381 USD	04/26/24	18,019
Natural Gas	201	NYMEX	9,275,074 USD	05/01/24	(4,515,394)
Natural Gas	273	NYMEX	11,620,027 USD	06/01/24	(4,743,157)
Natural Gas	249	NYMEX	10,938,384 USD	07/01/24	(4,334,904)
Natural Gas	9	NYMEX	323,614 USD	07/29/24	(80,884)
Natural Gas	221	NYMEX	10,021,274 USD	08/01/24	(4,060,904)
Natural Gas	62	NYMEX	1,626,841 USD	08/28/24	29,799
Natural Gas	221	NYMEX	10,006,274 USD	09/01/24	(4,101,154)
Natural Gas	91	NYMEX	2,517,742 USD	09/26/24	(22,522)
Natural Gas	298	NYMEX	13,177,556 USD	10/01/24	(5,006,396)
Natural Gas	48	NYMEX	1,551,490 USD	10/29/24	(67,810)
Natural Gas	196	NYMEX	9,512,937 USD	11/01/24	(3,454,577)
Natural Gas	70	NYMEX	3,476,932 USD	11/26/24	(999,632)
Natural Gas	196	NYMEX	9,512,937 USD	12/01/24	(2,576,497)
Natural Gas	79	NYMEX	2,969,240 USD	12/27/24	32,760
Natural Gas	69	NYMEX	2,913,226 USD	01/29/25	(370,576)
Natural Gas	32	NYMEX	971,555 USD	02/01/25	207,645
Natural Gas	137	NYMEX	4,955,727 USD	02/26/25	(319,647)
Natural Gas	32	NYMEX	971,555 USD	03/01/25	111,325
Natural Gas	101	NYMEX	3,215,534 USD	03/27/25	(75,444)
Natural Gas	28	NYMEX	919,648 USD	04/01/25	(49,128)
Natural Gas	38	NYMEX	1,553,510 USD	04/28/25	(368,670)
Natural Gas	28	NYMEX	919,648 USD	05/01/25	(46,608)
Natural Gas	38	NYMEX	1,735,267 USD	05/28/25	(497,607)
Natural Gas	28	NYMEX	919,648 USD	06/01/25	(7,688)
Natural Gas	55	NYMEX	2,285,217 USD	06/26/25	(420,167)
Natural Gas	28	NYMEX	919,648 USD	07/01/25	29,832
Natural Gas	39	NYMEX	1,780,469 USD	07/29/25	(447,059)
Natural Gas	28	NYMEX	919,648 USD	08/01/25	37,672
Natural Gas	39	NYMEX	1,780,469 USD	08/27/25	(461,879)
Natural Gas	28	NYMEX	919,648 USD	09/01/25	27,032
Natural Gas	100	NYMEX	3,808,301 USD	09/26/25	(372,301)
Natural Gas	28	NYMEX	919,648 USD	10/01/25	42,432
Natural Gas	44	NYMEX	1,994,778 USD	10/29/25	(344,778)
Natural Gas	32	NYMEX	971,555 USD	11/01/25	228,445
Natural Gas	45	NYMEX	2,034,740 USD	11/25/25	(160,490)
Natural Gas	32	NYMEX	971,555 USD	12/01/25	361,245
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	509,247
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	420,147
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	98,847
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(230,553)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(238,653)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(171,153)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(95,553)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	(75,033)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	$(93,933)
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	(55,053)
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	129,627
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	356,967
New Zealand Dollar	98	ICE	6,044,395 USD	03/18/24	151,655
Nikkei Index	12	OSE	399,120,000 JPY	03/07/24	16,170
NNG Ventura Basis	93	ICE	775 USD	03/04/24	(775)
NNG Ventura Basis	30	ICE	18,750 USD	04/02/24	9,000
NNG Ventura Basis	31	ICE	19,375 USD	05/02/24	1,356
NNG Ventura Basis	30	ICE	18,750 USD	06/04/24	(563)
NNG Ventura Basis	30	ICE	11,400 USD	11/04/24	3,525
NY Harbor ULSD	33	NYMEX	3,507,785 USD	01/31/24	(2,730)
NY Harbor ULSD	158	NYMEX	17,538,883 USD	02/29/24	(980,736)
OMXS30 Index	67	OMX	15,738,875 SEK	01/19/24	34,652
Platinum	12	NYMEX	612,550 USD	04/26/24	(7,030)
Rockies Basis	29	ICE	94,069 USD	02/02/24	(25,919)
Rockies Basis	31	ICE	56,188 USD	03/04/24	(44,950)
S&P ASX Share Price Index 200	35	SFE	6,473,250 AUD	03/21/24	111,502
S&P TSX 60 Index	69	CDE	17,171,152 CAD	03/15/24	271,966
Silver	6	COMEX	734,550 USD	03/26/24	(11,970)
Soybean	47	CBOT	3,090,766 USD	03/14/24	(40,466)
Soybean	16	CBOT	636,910 USD	03/14/24	(19,310)
Soybean	293	CBOT	11,418,332 USD	05/01/24	(143,692)
Soybean Oil	365	CBOT	10,978,234 USD	03/14/24	(426,814)
Sugar	1,022	ICE	29,153,970 USD	02/29/24	(5,597,279)
Swiss Franc Currency	55	CME	8,026,267 USD	03/18/24	209,983
TETCO M3 Basis	155	ICE	465 USD	01/03/24	(519,444)
TETCO M3 Basis	29	ICE	126,875 USD	01/31/24	(23,925)
TETCO M3 Basis	124	ICE	61,225 USD	03/04/24	(13,175)
TETCO M3 Basis	60	ICE	90,000 USD	04/02/24	17,250
Trans Z4 Basis	93	ICE	22,126 USD	03/04/24	3,449
U.S. Treasury 10-Year Note	244	CBOT	27,457,594 USD	03/19/24	87,719
U.S. Treasury 2-Year Note	555	CBOT	113,105,649 USD	03/28/24	1,176,656
U.S. Treasury 2-Year Note	163	CBOT	33,194,695 USD	03/28/24	369,297
U.S. Treasury 5-Year Note	179	CBOT	19,228,992 USD	03/28/24	241,453
U.S. Treasury Long Bond	79	CBOT	9,634,953 USD	03/19/24	235,109
U.S. Treasury Ultra Long Bond	19	CBOT	2,535,309 USD	03/19/24	2,972
Waha Gas Basis	31	ICE	77,500 USD	03/04/25	13,369
Waha Gas Basis	30	ICE	75,000 USD	04/01/25	(7,313)
Waha Gas Basis	31	ICE	77,500 USD	05/01/25	194
Waha Gas Basis	30	ICE	75,000 USD	06/01/25	14,063
Western Hub Real-Time Peak Daily Mini	100	ICE	1,364,900 USD	07/02/24	(164,900)
Western Hub Real-Time Peak Daily Mini	45	ICE	629,454 USD	08/02/24	47,922
Western Hub Real-Time Peak Daily Mini	45	ICE	629,454 USD	09/04/24	(42,042)
Western Hub Real-Time Peak Daily Mini	100	ICE	1,364,900 USD	10/02/24	(124,900)
Western Hub Real-Time Peak Daily Mini	30	ICE	428,560 USD	10/02/24	11,600
Western Hub Real-Time Peak Daily Mini	49	ICE	859,998 USD	11/04/24	(62,082)
Western Hub Real-Time Peak Daily Mini	110	ICE	1,848,857 USD	01/03/25	54,583

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Western Hub Real-Time Peak Daily Mini	105	ICE	2,426,723 USD	02/04/25	$(174,011)
Western Hub Real-Time Peak Daily Mini	61	ICE	971,494 USD	02/04/25	271,930
Western Hub Real-Time Peak Daily Mini	105	ICE	2,206,112 USD	03/04/25	(354,752)
Western Hub Real-Time Peak Daily Mini	61	ICE	872,362 USD	03/05/25	167,957
Western Hub Real-Time Peak Daily Mini	61	ICE	1,008,668 USD	04/02/25	(11,864)
Western Hub Real-Time Peak Daily Mini	30	ICE	516,684 USD	04/02/25	(33,852)
Western Hub Real-Time Peak Daily Mini	61	ICE	912,014 USD	05/02/25	(115,110)
Western Hub Real-Time Peak Daily Mini	30	ICE	541,288 USD	05/02/25	(63,976)
Western Hub Real-Time Peak Daily Mini	61	ICE	1,011,146 USD	06/03/25	(154,999)
Western Hub Real-Time Peak Daily Mini	30	ICE	516,684 USD	06/03/25	(37,884)
Western Hub Real-Time Peak Daily Mini	61	ICE	951,667 USD	07/02/25	(173,990)
Western Hub Real-Time Peak Daily Mini	30	ICE	516,684 USD	07/02/25	(16,716)
Western Hub Real-Time Peak Daily Mini	61	ICE	971,494 USD	08/04/25	12,485
Western Hub Real-Time Peak Daily Mini	30	ICE	541,288 USD	08/04/25	145,112
Western Hub Real-Time Peak Daily Mini	61	ICE	1,011,146 USD	09/03/25	(66,647)
Western Hub Real-Time Peak Daily Mini	30	ICE	516,684 USD	09/03/25	71,484
Western Hub Real-Time Peak Daily Mini	61	ICE	951,667 USD	10/02/25	(156,422)
Western Hub Real-Time Peak Daily Mini	30	ICE	516,684 USD	10/02/25	(6,132)
Western Hub Real-Time Peak Daily Mini	61	ICE	931,841 USD	11/04/25	(108,438)
Western Hub Real-Time Peak Daily Mini	30	ICE	565,892 USD	11/04/25	(28,796)
Western Hub Real-Time Peak Daily Mini	61	ICE	1,033,451 USD	11/26/25	37,447
Western Hub Real-Time Peak Daily Mini	30	ICE	467,476 USD	12/02/25	(13,300)
Western Hub Real-Time Peak Daily Mini	61	ICE	971,494 USD	01/05/26	242,040
Western Hub Real-Time Peak Daily Mini	30	ICE	541,288 USD	01/05/26	52,184
Western Hub Real-Time Peak Daily Mini	5	ICE	98,784 USD	02/03/26	13,020
Western Hub Real-Time Peak Daily Mini	5	ICE	94,080 USD	03/03/26	2,400
Western Hub Real-Time Peak Daily Mini	5	ICE	103,488 USD	04/02/26	(10,648)
Western Hub Real-Time Peak Daily Mini	5	ICE	103,488 USD	05/04/26	(21,384)
Western Hub Real-Time Peak Daily Mini	5	ICE	94,080 USD	06/02/26	(18,000)
Western Hub Real-Time Peak Daily Mini	5	ICE	103,488 USD	07/02/26	(10,296)
Western Hub Real-Time Peak Daily Mini	5	ICE	108,192 USD	08/04/26	19,504
Western Hub Real-Time Peak Daily Mini	5	ICE	98,784 USD	09/02/26	6,216
Western Hub Real-Time Peak Daily Mini	5	ICE	98,784 USD	10/02/26	(9,324)
Western Hub Real-Time Peak Daily Mini	5	ICE	103,488 USD	11/03/26	(15,664)
Western Hub Real-Time Peak Daily Mini	5	ICE	94,080 USD	12/02/26	(12,560)
Western Hub Real-Time Peak Daily Mini	5	ICE	103,488 USD	01/05/27	440
Wheat	339	CBOT	10,702,825 USD	03/14/24	(58,225)
WTI Crude	181	NYMEX	12,828,160 USD	01/22/24	140,490
WTI Crude	69	NYMEX	5,130,914 USD	02/20/24	(173,954)
WTI Crude	5	NYMEX	373,500 USD	05/21/24	(12,900)
WTI Crude	8	NYMEX	596,310 USD	06/20/24	(20,550)
WTI Crude	7	NYMEX	511,810 USD	11/20/24	(19,710)
WTI Crude	15	NYMEX	1,001,400 USD	11/20/25	1,800
WTI Crude	13	NYMEX	855,660 USD	11/20/26	(19,240)
Zinc	10	LME	631,787 USD	01/15/24	28,963

					$(45,320,691)

Short Futures
3 Month Eurodollar	254	LIFFE	61,438,038 EUR	06/17/24	(103,178)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
3 Month Eurodollar	716	LIFFE	173,741,267 EUR	09/16/24	$(598,433)
3 Month Eurodollar	529	LIFFE	128,450,617 EUR	12/16/24	(836,389)
3 Month Eurodollar	514	LIFFE	125,097,586 EUR	03/17/25	(819,643)
3 Month SOFR	54	CME	12,791,784 USD	06/19/24	(35,241)
3 Month SOFR	388	CME	92,490,548 USD	09/18/24	(129,902)
3 Month SOFR	745	CME	178,425,299 USD	12/18/24	(197,763)
3 Month SOFR	81	CME	19,466,896 USD	03/19/25	(27,779)
3 Month SOFR	305	CME	73,464,276 USD	06/18/25	(177,974)
3 Month SOFR	147	CME	35,422,906 USD	09/17/25	(147,419)
3 Month SOFR	16	CME	3,846,362 USD	12/17/25	(29,638)
3 Month SOFR	11	CME	2,652,787 USD	03/18/26	(12,925)
3 Month SOFR	11	CME	2,650,012 USD	06/17/26	(15,563)
3 Month SOFR	13	CME	3,125,812 USD	09/16/26	(23,763)
3 Month SOFR	10	CME	2,404,950 USD	12/16/26	(17,300)
3 Month SOFR	2	CME	482,700 USD	06/16/27	(1,525)
3 Month SOFR	6	CME	1,442,150 USD	09/15/27	(10,000)
3 Month SOFR	7	CME	1,679,212 USD	12/15/27	(14,350)
3 Month SOFR	10	CME	2,398,650 USD	03/14/28	(19,850)
3 Month SOFR	10	CME	2,396,350 USD	06/20/28	(21,150)
3 Month SOFR	10	CME	2,393,000 USD	09/19/28	(23,250)
3 Month SOFR	5	CME	1,196,050 USD	12/20/28	(11,388)
Brent Crude	100	ICE	6,000 USD	1/26/2024	8,000
Brent Crude	100	ICE	8,500 USD	1/26/2024	67,000
Brent Crude	261	ICE	23,490 USD	1/26/2024	(1,879,200)
Brent Crude	261	ICE	23,490 USD	1/26/2024	1,492,920
Brent Crude	106	ICE	8,297,094 USD	01/31/24	130,854
Brent Crude	11	ICE	821,010 USD	03/28/24	(23,680)
Brent Crude	22	ICE	1,673,550 USD	04/30/24	(12,530)
Brent Crude	26	ICE	1,976,845 USD	05/31/24	(10,335)
Brent Crude	2	ICE	155,270 USD	10/31/24	5,270
California Carbon Allowance Vintage 2024	3,059	ICE	123,408,830 USD	12/24/24	(6,048,050)
Canadian Dollar Currency	37	CME	2,761,861 USD	03/19/24	(36,264)
CBOE Volatility Index	142	CBOE	2,369,528 USD	03/20/24	59,628
CBOE Volatility Index	114	CBOE	1,948,883 USD	04/17/24	16,457
CBOE Volatility Index	74	CBOE	1,290,195 USD	06/18/24	(22,284)
Chicago CG Basis	60	ICE	12,750 USD	03/28/24	3,000
Cocoa	861	ICE	34,232,910 USD	03/13/24	(1,894,650)
Coffee ‘C’	305	ICE	21,372,875 USD	03/18/24	(163,938)
Copper	212	COMEX	20,660,686 USD	03/26/24	41,036
Corn	21	CBOT	507,450 USD	03/14/24	12,637
Corn	999	CBOT	24,647,447 USD	05/14/24	471,647
Cotton No.2	13	ICE	515,748 USD	03/06/24	(10,752)
Cotton No.2	338	ICE	13,580,287 USD	05/08/24	(303,063)
Dominion South Swing	1	ICE	5,000 USD	01/02/24	775
Dominion South Swing	1	ICE	5,000 USD	01/02/24	775
Dominion South Swing	1	ICE	5,000 USD	01/02/24	775
Dominion Sp	116	ICE	171,462 USD	02/01/24	8,337
Dominion Sp	248	ICE	374,441 USD	03/01/24	(5,541)
Euro Buxl	5	EUREX	719,193 EUR	03/07/24	11,695
Euro FX	53	CME	7,296,686 USD	03/18/24	(40,501)
Euro Stoxx 50	337	EUREX	15,418,425 EUR	03/15/24	119,795
Euro-Bund	28	EUREX	3,824,124 EUR	03/07/24	(19,911)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro-Schatz	65	EUREX	6,923,184 EUR	03/07/24	$(2,474)
FTSE 100 Index	292	LIFFE	22,501,110 GBP	03/15/24	(188,482)
FTSE Taiwan Index	30	SGX	1,852,920 USD	01/30/24	(7,680)
Gas Oil	300	ICE	23,385,426 USD	02/12/24	1,117,926
Gas Oil	16	ICE	1,158,554 USD	05/10/24	2,154
Gasoline RBOB	192	NYMEX	17,555,871 USD	01/31/24	570,668
Gasoline RBOB	1	NYMEX	105,227 USD	03/28/24	8,064
Globex Natural Gas	42	NYMEX	1,322,200 USD	04/01/24	354,520
Globex Natural Gas	27	NYMEX	867,700 USD	05/01/24	228,340
Globex Natural Gas	27	NYMEX	867,700 USD	06/01/24	187,570
Globex Natural Gas	27	NYMEX	866,800 USD	07/01/24	150,760
Globex Natural Gas	27	NYMEX	866,800 USD	08/01/24	138,610
Globex Natural Gas	27	NYMEX	866,800 USD	09/01/24	145,360
Globex Natural Gas	27	NYMEX	866,800 USD	10/01/24	126,460
Globex Natural Gas	11	NYMEX	384,981 USD	11/24/24	44,971
Globex Natural Gas	13	NYMEX	531,600 USD	01/01/25	37,600
Globex Natural Gas	13	NYMEX	528,950 USD	02/01/25	49,900
Globex Natural Gas	13	NYMEX	518,900 USD	03/01/25	78,980
Globex Natural Gas	13	NYMEX	508,790 USD	04/01/25	104,620
Globex Natural Gas	13	NYMEX	508,400 USD	05/01/25	103,060
Globex Natural Gas	13	NYMEX	511,700 USD	06/01/25	88,290
Globex Natural Gas	13	NYMEX	515,510 USD	07/01/25	74,680
Globex Natural Gas	13	NYMEX	516,170 USD	08/01/25	71,700
Globex Natural Gas	13	NYMEX	515,240 USD	09/25/25	75,710
Globex Natural Gas	13	NYMEX	517,370 USD	10/01/25	70,690
Globex Natural Gas	13	NYMEX	526,700 USD	11/01/25	39,200
Gold 100 OZ	11	COMEX	2,250,600 USD	02/27/24	(28,380)
Henry Hub	745	ICE	8,836,530 USD	02/01/24	4,154,205
Henry Hub	96	NYMEX	804,000 USD	02/26/24	245,520
Henry Hub	1,034	ICE	10,556,520 USD	03/01/24	4,541,225
Henry Hub	119	NYMEX	819,685 USD	03/28/24	134,245
Henry Hub	266	ICE	3,203,168 USD	04/01/24	1,671,008
Henry Hub	100	NYMEX	674,335 USD	04/28/24	82,335
Henry Hub	960	ICE	10,455,458 USD	05/01/24	4,772,258
Henry Hub	158	NYMEX	1,052,742 USD	05/28/24	57,737
Henry Hub	926	ICE	10,118,978 USD	06/01/24	4,287,493
Henry Hub	158	NYMEX	1,052,742 USD	06/28/24	5,202
Henry Hub	805	ICE	9,203,291 USD	07/01/24	3,866,141
Henry Hub	898	ICE	9,972,013 USD	08/01/24	3,917,248
Henry Hub	158	NYMEX	1,052,742 USD	08/01/24	(12,573)
Henry Hub	596	ICE	7,523,978 USD	09/01/24	3,542,698
Henry Hub	158	NYMEX	1,052,742 USD	09/01/24	(2,698)
Henry Hub	929	ICE	9,837,242 USD	10/01/24	3,468,947
Henry Hub	158	NYMEX	1,052,742 USD	10/01/24	(30,348)
Henry Hub	1,230	ICE	13,180,883 USD	11/01/24	3,676,058
Henry Hub	1,158	ICE	12,538,901 USD	12/01/24	2,293,496
Henry Hub	58	NYMEX	583,700 USD	12/25/24	32,700
Henry Hub	58	NYMEX	583,700 USD	01/28/25	49,375

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	140	ICE	1,547,136 USD	02/01/25	$257,386
Henry Hub	58	NYMEX	583,700 USD	02/28/25	93,020
Henry Hub	155	ICE	1,712,901 USD	03/01/25	401,601
Henry Hub	58	NYMEX	583,700 USD	03/28/25	132,895
Henry Hub	120	ICE	1,259,899 USD	04/01/25	327,199
Henry Hub	58	NYMEX	583,700 USD	04/28/25	131,590
Henry Hub	155	ICE	1,686,346 USD	05/01/25	478,121
Henry Hub	58	NYMEX	583,700 USD	05/28/25	111,435
Henry Hub	150	ICE	1,631,947 USD	06/01/25	410,572
Henry Hub	155	ICE	1,686,346 USD	07/01/25	372,333
Henry Hub	58	NYMEX	583,700 USD	07/01/25	92,005
Henry Hub	155	ICE	1,686,346 USD	08/01/25	361,483
Henry Hub	58	NYMEX	583,700 USD	08/01/25	87,945
Henry Hub	150	ICE	1,631,947 USD	09/01/25	364,072
Henry Hub	58	NYMEX	583,700 USD	09/01/25	93,455
Henry Hub	155	ICE	1,686,346 USD	10/01/25	354,896
Henry Hub	58	NYMEX	583,700 USD	10/01/25	85,480
Henry Hub	150	ICE	1,657,646 USD	11/01/25	251,396
Henry Hub	58	NYMEX	583,700 USD	11/01/25	39,950
Henry Hub	155	ICE	1,712,901 USD	12/01/25	98,964
Henry Hub	58	NYMEX	583,700 USD	12/01/25	(20,225)
Henry Hub	30	NYMEX	279,750 USD	12/26/25	(52,650)
Henry Hub	30	NYMEX	279,750 USD	01/27/26	(41,625)
Henry Hub	30	NYMEX	279,750 USD	02/24/26	(5,850)
Henry Hub	30	NYMEX	279,750 USD	03/26/26	27,600
Henry Hub	30	NYMEX	279,750 USD	04/27/26	27,600
Henry Hub	30	NYMEX	279,750 USD	05/26/26	16,950
Henry Hub	30	NYMEX	279,750 USD	06/25/26	6,075
Henry Hub	30	NYMEX	279,750 USD	07/28/26	3,675
Henry Hub	30	NYMEX	279,750 USD	08/26/26	6,375
Henry Hub	30	NYMEX	279,750 USD	09/25/26	1,725
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(21,150)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(52,950)
Henry Hub	1	ICE	9,898 USD	01/01/27	(1,880)
Henry Hub	4	ICE	39,590 USD	02/01/27	(5,870)
Henry Hub	1	ICE	9,898 USD	03/01/27	20
Henry Hub	2	ICE	19,795 USD	04/01/27	3,090
Henry Hub	1	ICE	9,898 USD	05/01/27	1,583
Henry Hub	2	ICE	19,795 USD	06/01/27	2,540
Henry Hub	1	ICE	9,898 USD	07/01/27	920
Henry Hub	1	ICE	9,898 USD	08/01/27	825
Henry Hub	2	ICE	19,795 USD	09/01/27	1,825
Henry Hub	1	ICE	9,898 USD	10/01/27	733
Henry Hub	2	ICE	19,795 USD	11/01/27	(245)
Henry Hub	1	ICE	9,898 USD	12/01/27	(1,175)
Henry Physical Basis	31	ICE	7,750 USD	01/03/24	41,114
Henry Physical Basis	60	ICE	31,500 USD	04/02/24	(7,875)
Henry Physical Basis	30	ICE	18,750 USD	04/02/24	(1,500)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
HSC Basis	31	ICE	15,887 USD	12/03/24	$2,519
HSC Basis	31	ICE	17,050 USD	01/03/25	2,519
HSC Basis	30	ICE	14,812 USD	04/02/26	(375)
HSC Basis	31	ICE	15,306 USD	05/04/26	581
HSC Basis	30	ICE	14,812 USD	06/02/26	563
HSC Basis	31	ICE	15,306 USD	07/02/26	(2,519)
HSC Basis	31	ICE	15,306 USD	08/04/26	(3,294)
HSC Basis	30	ICE	14,813 USD	09/02/26	2,812
HSC Basis	31	ICE	15,306 USD	10/02/26	6,587
ICE 3 Month Sonia	187	ICE	44,747,800 GBP	12/17/24	(174,468)
ICE 3 Month Sonia	658	ICE	157,147,088 GBP	03/18/25	(1,792,461)
ICE 3 Month Sonia	425	ICE	102,234,515 GBP	06/17/25	(581,381)
ICE 3 Month Sonia	153	ICE	36,916,117 GBP	12/16/25	(208,320)
Japan Yen Currency	50	CME	4,478,311 USD	03/18/24	(9,189)
Lean Hogs	530	CME	16,775,202 USD	04/16/24	907,002
Live Cattle	170	CME	11,567,003 USD	02/29/24	109,003
Live Cattle	15	CME	1,019,320 USD	04/30/24	(14,180)
Long Gilt	2	LIFFE	207,060 GBP	03/26/24	2,243
Michon Basis	186	ICE	58,745 USD	03/04/24	6,355
Michon Basis	60	ICE	27,187 USD	03/28/24	(11,813)
Michon Basis	217	ICE	84,552 USD	04/30/24	(465)
Michon Basis	30	ICE	20,625 USD	05/31/24	(5,250)
Michon Basis	31	ICE	21,312 USD	06/28/24	1,550
Michon Basis	31	ICE	21,312 USD	07/31/24	2,712
Michon Basis	30	ICE	20,625 USD	08/30/24	11,625
Michon Basis	31	ICE	21,312 USD	09/30/24	20,150
NASDAQ 100 E-Mini	53	CME	17,599,162 USD	03/15/24	(445,748)
Natural Gas	223	NYMEX	5,637,415 USD	01/01/24	(202,955)
Natural Gas	38	NYMEX	892,610 USD	01/29/24	(62,710)
Natural Gas	711	NYMEX	17,527,583 USD	02/27/24	982,613
Natural Gas	49	NYMEX	1,062,750 USD	03/26/24	(66,210)
Natural Gas	126	NYMEX	2,954,470 USD	04/26/24	(29,210)
Natural Gas	100	NYMEX	2,794,480 USD	05/29/24	275,480
Natural Gas	114	NYMEX	3,247,210 USD	06/26/24	223,930
Natural Gas	47	NYMEX	1,445,817 USD	07/29/24	178,227
Natural Gas	4	NYMEX	116,420 USD	08/28/24	9,540
Natural Gas	192	NYMEX	5,137,180 USD	09/26/24	(127,460)
Natural Gas	48	NYMEX	1,483,520 USD	10/29/24	(160)
Natural Gas	203	NYMEX	7,036,541 USD	11/26/24	(147,629)
Natural Gas	11	NYMEX	384,981 USD	12/01/24	(4,309)
Natural Gas	28	NYMEX	273,860 USD	12/27/24	7,860
Natural Gas	13	NYMEX	538,400 USD	01/01/25	(3,050)
Natural Gas	88	NYMEX	3,968,800 USD	01/01/25	624,800
Natural Gas	28	NYMEX	273,860 USD	01/29/25	15,910
Natural Gas	28	NYMEX	273,860 USD	02/26/25	36,980
Natural Gas	28	NYMEX	273,860 USD	03/27/25	56,230
Natural Gas	97	NYMEX	2,885,650 USD	03/27/25	(130,080)
Natural Gas	28	NYMEX	273,860 USD	04/28/25	55,600

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	28	NYMEX	273,860 USD	05/28/25	$45,870
Natural Gas	28	NYMEX	273,860 USD	06/26/25	36,490
Natural Gas	28	NYMEX	273,860 USD	07/29/25	34,530
Natural Gas	28	NYMEX	273,860 USD	08/27/25	37,190
Natural Gas	28	NYMEX	273,860 USD	09/26/25	33,340
Natural Gas	28	NYMEX	273,860 USD	10/29/25	11,360
Natural Gas	28	NYMEX	273,860 USD	11/25/25	(17,690)
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(11,760)
Natural Gas	46	NYMEX	2,107,359 USD	12/29/25	68,639
Natural Gas	138	NYMEX	5,035,763 USD	01/01/26	(1,080,397)
Natural Gas	3	NYMEX	121,200 USD	01/27/26	(7,350)
Natural Gas	33	NYMEX	1,472,542 USD	01/28/26	58,492
Natural Gas	138	NYMEX	5,035,763 USD	02/01/26	(877,537)
Natural Gas	3	NYMEX	121,200 USD	02/24/26	6,960
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	215,902
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	(219,277)
Natural Gas	3	NYMEX	121,200 USD	03/26/26	20,340
Natural Gas	9	NYMEX	400,984 USD	03/27/26	98,404
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	396,203
Natural Gas	3	NYMEX	121,200 USD	04/27/26	20,340
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	363,082
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	396,203
Natural Gas	3	NYMEX	121,200 USD	05/26/26	16,080
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	316,622
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	200,243
Natural Gas	3	NYMEX	121,200 USD	06/25/26	11,730
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	268,372
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	143
Natural Gas	3	NYMEX	121,200 USD	07/28/26	10,770
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	257,812
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(44,017)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	11,850
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	270,092
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	5,663
Natural Gas	3	NYMEX	121,200 USD	09/25/26	9,990
Natural Gas	33	NYMEX	1,472,542 USD	09/28/26	249,232
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(79,897)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	840
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	148,582
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(500,797)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(11,880)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	8,662
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,085,917)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(125,930)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	(38,480)
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	276,870
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	600,170
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	608,120

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	$541,870
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	467,670
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	447,530
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	466,080
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	427,920
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	246,660
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	23,530
NGPL TXOK Basis	155	ICE	45,647 USD	01/03/24	34,759
NGPL TXOK Basis	145	ICE	41,506 USD	02/02/24	41,869
NNG Ventura Basis	31	ICE	21,700 USD	07/02/24	(1,744)
NNG Ventura Basis	31	ICE	21,700 USD	08/02/24	(194)
NNG Ventura Basis	30	ICE	21,000 USD	09/04/24	8,062
NY Harbor ULSD	148	NYMEX	16,548,491 USD	01/31/24	828,849
Palladium	2	NYMEX	191,900 USD	03/26/24	(29,960)
Panhandle Basis	31	ICE	38,750 USD	01/03/24	35,844
Panhandle Basis	29	ICE	17,400 USD	01/31/24	9,244
Panhandle Basis	31	ICE	18,600 USD	03/04/24	37,781
Rockies Basis	60	ICE	37,500 USD	04/02/24	54,375
Soybean	271	CBOT	10,637,757 USD	03/14/24	177,157
Soybean	49	CBOT	3,251,988 USD	05/14/24	49,225
Soybean Oil	10	CBOT	295,500 USD	03/14/24	6,420
Soybean Oil	387	CBOT	11,700,893 USD	05/14/24	422,939
Sugar	16	ICE	390,789 USD	02/29/24	21,996
Sugar	1,174	ICE	32,286,330 USD	04/30/24	5,436,481
Swiss Franc Currency	42	CME	6,141,119 USD	03/18/24	(148,381)
TETCO M3 Basis	62	ICE	39,912 USD	03/04/24	(2,713)
U.S. Treasury 10-Year Note	2,834	CBOT	312,925,634 USD	03/19/24	(7,006,398)
U.S. Treasury 2-Year Note	639	CBOT	130,462,973 USD	03/28/24	(1,116,112)
U.S. Treasury 5-Year Note	427	CBOT	45,632,576 USD	03/28/24	(813,682)
U.S. Treasury Long Bond	122	CBOT	14,256,539 USD	03/19/24	(985,836)
U.S. Treasury Ultra Long Bond	72	CBOT	9,128,630 USD	03/19/24	(490,120)
VSTOXX	523	EUREX	793,564 EUR	01/17/24	18,667
VSTOXX	468	EUREX	766,719 EUR	03/20/24	(6,051)
Western Hub Real-Time Peak Daily Mini	175	ICE	2,713,952 USD	01/03/24	550,112
Western Hub Real-Time Peak Daily Mini	195	ICE	3,963,002 USD	03/04/24	752,522
Western Hub Real-Time Peak Daily Mini	151	ICE	2,405,286 USD	05/02/24	268,576
Western Hub Real-Time Peak Daily Mini	30	ICE	565,488 USD	06/04/24	113,520
Western Hub Real-Time Peak Daily Mini	5	ICE	87,280 USD	07/02/24	15,520
Western Hub Real-Time Peak Daily Mini	23	ICE	474,901 USD	08/02/24	(6,811)
Western Hub Real-Time Peak Daily Mini	23	ICE	474,901 USD	09/04/24	41,765
Western Hub Real-Time Peak Daily Mini	3	ICE	43,200 USD	12/03/24	(384)
Wheat	388	CBOT	12,403,899 USD	05/14/24	(2,401)
WTI Crude	92	NYMEX	6,707,698 USD	01/22/24	115,898
WTI Crude	15	NYMEX	1,094,070 USD	03/20/24	13,920
WTI Crude	23	NYMEX	1,641,063 USD	04/22/24	(17,927)
WTI Crude	32	NYMEX	2,283,797 USD	05/21/24	(24,043)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
WTI Crude	3	NYMEX	210,450 USD	11/20/24	$(450)

					$39,133,989

Total Futures Contracts Outstanding					$(6,186,702)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2023

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	47,810,527	EUR	8,955,345	JPMorgan Chase Bank, N.A.	01/03/24	$(43,836)
BRL	47,810,527	EUR	8,879,288	Citibank N.A.	01/09/24	31,619
PEN	16,500,000	USD	4,336,607	State Street Bank And Trust Company	01/31/24	120,106
IDR	40,470,400,000	USD	2,551,273	State Street Bank And Trust Company	01/31/24	77,723
PHP	134,900,000	USD	2,379,283	State Street Bank And Trust Company	01/31/24	57,417
SGD	2,130,000	USD	1,559,754	State Street Bank And Trust Company	01/31/24	56,283
THB	12,000,000	USD	343,929	State Street Bank And Trust Company	01/31/24	8,503
HKD	5,131,000	USD	656,926	State Street Bank and Trust Company	01/31/24	580
USD	343,985	IDR	5,450,000,000	State Street Bank And Trust Company	01/31/24	(10,051)
USD	4,736,123	PHP	264,400,000	State Street Bank And Trust Company	01/31/24	(39,738)
USD	2,242,604	SGD	3,062,500	State Street Bank and Trust Company	01/31/24	(80,923)
USD	2,117,314	PEN	8,230,000	State Street Bank and Trust Company	01/31/24	(105,640)
USD	2,231,893	TWD	71,800,000	State Street Bank and Trust Company	01/31/24	(130,382)
USD	2,588,224	THB	92,700,000	State Street Bank And Trust Company	01/31/24	(134,316)
EUR	8,894,982	BRL	47,810,527	Citibank N.A.	01/03/24	(22,802)
USD	8,265,000	CNH	58,722,412	JPMorgan Chase Bank, N.A.	01/02/24	24,010
CNH	58,725,284	USD	8,240,122	JPMorgan Chase Bank, N.A.	01/02/24	1,271
BRL	33,561,712	USD	6,790,350	JPMorgan Chase Bank, N.A.	01/03/24	118,764
BRL	11,200,000	USD	2,281,779	State Street Bank and Trust Company	01/03/24	23,886
USD	2,311,662	BRL	11,200,000	State Street Bank and Trust Company	01/03/24	5,996
USD	6,914,128	BRL	33,561,713	Citibank N.A.	01/03/24	5,013
CNH	4,814,601	USD	677,984	JPMorgan Chase Bank, N.A.	01/09/24	(2,003)
USD	8,240,122	CNH	58,672,473	JPMorgan Chase Bank, N.A.	01/16/24	(1,329)
CNH	58,631,910	USD	8,265,000	Nomura International PLC	01/16/24	(29,246)
HUF	10,399,875,280	EUR	27,132,297	JPMorgan Chase Bank, N.A.	01/16/24	(44,460)
EUR	489,000	USD	537,969	Citibank N.A.	01/17/24	2,157
USD	518,022	EUR	489,000	Citibank N.A.	01/17/24	(22,103)
USD	13,412,620	EUR	12,253,836	HSBC Bank PLC	01/17/24	(122,370)
BRL	12,381,782	USD	2,557,955	Citibank N.A.	01/22/24	(12,065)
USD	10,376,720	EUR	9,688,000	State Street Bank And Trust Company	01/25/24	(327,541)
NOK	27,900,000	USD	2,521,498	State Street Bank And Trust Company	01/31/24	226,479
PLN	8,400,000	USD	2,011,182	State Street Bank And Trust Company	01/31/24	122,888
ZAR	41,100,000	USD	2,131,975	State Street Bank and Trust Company	01/31/24	109,600
COP	3,266,000,000	USD	760,260	State Street Bank and Trust Company	01/31/24	77,741
CZK	42,800,000	USD	1,860,286	State Street Bank And Trust Company	01/31/24	51,811
SEK	11,900,000	USD	1,130,890	State Street Bank And Trust Company	01/31/24	50,269
KRW	2,640,000,000	USD	1,997,400	State Street Bank And Trust Company	01/31/24	43,787
MXN	4,400,000	USD	236,540	State Street Bank and Trust Company	01/31/24	21,421

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	459,600,000	USD	5,509,140	State Street Bank And Trust Company	01/31/24	$6,336
HUF	238,100,000	USD	677,876	State Street Bank And Trust Company	01/31/24	5,794
CNH	1,550,000	USD	217,495	State Street Bank and Trust Company	01/31/24	430
USD	3,298,602	INR	275,000,000	State Street Bank And Trust Company	01/31/24	(1,563)
USD	103,746	ZAR	2,000,000	State Street Bank and Trust Company	01/31/24	(5,333)
USD	1,808,414	CZK	40,700,000	State Street Bank And Trust Company	01/31/24	(9,865)
CLP	3,147,600,000	USD	3,614,383	State Street Bank And Trust Company	01/31/24	(47,978)
USD	2,748,338	COP	10,965,900,000	State Street Bank And Trust Company	01/31/24	(65,327)
USD	1,444,876	CLP	1,339,400,000	State Street Bank And Trust Company	01/31/24	(72,738)
USD	1,400,137	PLN	5,800,000	State Street Bank And Trust Company	01/31/24	(73,388)
USD	1,840,616	HUF	671,100,000	State Street Bank And Trust Company	01/31/24	(86,351)
USD	947,797	NOK	10,513,334	State Street Bank And Trust Company	01/31/24	(87,702)
USD	3,140,243	KRW	4,221,900,000	State Street Bank And Trust Company	01/31/24	(124,031)
USD	2,140,732	AUD	3,367,419	State Street Bank and Trust Company	01/31/24	(156,062)
USD	1,888,366	SEK	20,909,273	State Street Bank And Trust Company	01/31/24	(187,026)
USD	3,994,504	CHF	3,535,000	State Street Bank and Trust Company	01/31/24	(220,391)
USD	2,199,290	ILS	8,885,000	State Street Bank and Trust Company	01/31/24	(256,200)
USD	11,226,531	CNH	81,768,000	State Street Bank And Trust Company	01/31/24	(269,774)
BRL	11,200,000	USD	2,302,963	State Street Bank and Trust Company	02/02/24	(1,037)
USD	641,370	GBP	529,000	Citibank N.A.	02/02/24	(33,029)
USD	1,013,393	EUR	946,000	Citibank N.A.	02/13/24	(32,626)
USD	1,094,227	GBP	895,000	Citibank N.A.	02/13/24	(46,834)
USD	29,388,102	GBP	23,078,000	State Street Bank And Trust Company	02/16/24	(35,146)
USD	17,484,192	AUD	26,792,000	State Street Bank And Trust Company	02/16/24	(798,451)
USD	3,100,039	EUR	2,833,000	Citibank N.A.	02/22/24	(33,609)
USD	127,619	GBP	101,000	Citibank N.A.	02/28/24	(1,159)
USD	717,985	EUR	657,000	Citibank N.A.	03/01/24	(8,969)
USD	1,440,786	GBP	1,147,000	Citibank N.A.	03/07/24	(21,720)
USD	1,994,132	EUR	1,790,000	Citibank N.A.	03/28/24	11,325
CNH	25,119,336	USD	3,480,000	Goldman Sachs International	04/16/24	70,755
USD	5,655,000	BRL	27,949,837	Deutsche Bank AG	01/22/24	(91,929)

Total Forward Foreign Currency Exchange Contacts Outstanding						$(2,565,079)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00	3M	12/20/28	Intercontinental Exchange, Inc.	1,600,000	USD	$(5,033)	$3,837	$(8,870)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00	3M	12/20/28	Intercontinental Exchange, Inc.	4,400,000	USD	$14,681	$39,021	$(24,340)
Mexico Government International Bonds	1.00	3M	12/20/28	Intercontinental Exchange, Inc.	4,100,000	USD	12,756	35,437	(22,681)
Mexico Government International Bonds	1.00	3M	12/20/28	Intercontinental Exchange, Inc.	5,200,000	USD	34,390	63,157	(28,767)
Mexico Government International Bonds	1.00	3M	12/20/28	Intercontinental Exchange, Inc.	2,100,000	USD	13,886	25,503	(11,617)
Mexico Government International Bonds	1.00	3M	12/20/28	Goldman Sachs International	4,200,000	USD	28,708	51,942	(23,234)
Republic of South Africa	1.00	3M	12/20/28	Citibank N.A.	4,300,000	USD	678,177	483,330	194,847
Republic of South Africa Government International Bonds	1.00	3M	12/20/28	JPMorgan Chase Bank N.A.	2,800,000	USD	126,877	0	126,877
Republic of South Africa	1.00	3M	12/20/28	Morgan Stanley & Co. LLC	500,000	USD	22,657	0	22,657
Republic of South Africa	1.00	3M	12/20/28	Morgan Stanley & Co. LLC	3,500,000	USD	158,596	0	158,596
Mexico Government International Bonds	1.00	3M	12/20/28	Citigroup Global Markets Limited	2,900,000	USD	(16,043)	0	(16,043)
Mexico Government International Bonds	1.00	3M	12/20/28	Goldman Sachs International	2,900,000	USD	(16,043)	0	(16,043)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)							$1,053,609	$702,227	$351,382

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	3.00%	M	9/17/2058	Goldman Sachs International	177,000	USD	$30,866	$5,120	$25,746
CMBX.NA.A.8	2.00%	M	10/17/2057	Morgan Stanley & Co. LLC	73,000	USD	5,557	2,190	3,367
CDX.EM.40	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	59,700,000	USD	4,589,660	2,877,540	1,712,120
CDX.EM.S40	1.00%	3M	12/20/2028	Morgan Stanley & Co. LLC	154,500,000	USD	12,372,163	7,941,300	4,430,863
CDX.NA.IG.S41	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	3,800,000	USD	(102,502)	(27,779)	(74,723)
CMBX.NA.A.14	2.00%	M	12/16/2072	Goldman Sachs & Co., LLC	201,000	USD	39,740	21,907	17,833
CDX.EM.S40	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	2,200,000	USD	63,093	0	63,093
CDX.EM.S40	1.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	8,400,000	USD	(240,901)	0	(240,901)
CDX.EM.S40	1.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	6,400,000	USD	183,544	0	183,544
CDX.EM.S40	1.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	5,800,000	USD	166,337	0	166,337
CDX.EM.S40	1.00%	3M	12/20/2028	Barclays Bank PLC	3,600,000	USD	103,243	0	103,243
CDX.EM.S40	1.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	3,700,000	USD	106,111	0	106,111
CMBX.NA.BBB-.8	3.00%	M	10/17/2057	Morgan Stanley & Co. LLC	2,219,000	USD	332,813	0	332,813
CDX.EM.S40	1.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	14,500,000	USD	415,841	0	415,841
CDX.NA.HY.S41	5.00%	3M	12/20/2028	Barclays Bank PLC	14,500,000	USD	(857,853)	0	(857,853)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Morgan Stanley & Co. LLC	6,747,000	USD	1,615,119	837,816	777,303
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	JPMorgan Chase Bank N.A.	7,363,000	USD	1,762,579	71,578	1,691,001
CDX.NA.HY.S41	5.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	29,100,000	USD	(1,721,623)	0	(1,721,623)
CDX.NA.HY.S41	5.00%	3M	12/20/2028	Goldman Sachs International	13,100,000	USD	(775,026)	0	(775,026)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)							$18,088,761	$11,729,672	$6,359,089

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	3.00%	M	9/17/2058	JPMorgan Chase Bank N.A.	BBB	177,000	USD	$(30,866)	$(910)	$(29,956)
CMBX.NA.A.14	2.00%	M	12/16/2072	Morgan Stanley & Co. LLC	A	201,000	USD	(2,047)	481	(2,528)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Royal Bank of Canada	NR	202,553,750	USD	6,439,935	2,456,944	3,982,991
iTraxx Europe Series 40	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	NR	36,300,000	EUR	1,377,975	588,860	789,115
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs & Co., LLC	NR	505,000	USD	(23,291)	(4,332)	(18,959)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.16	3.00%	M	4/17/2065	JPMorgan Chase Bank N.A.	BBB	5,000,000	USD	$(904,917)	$0	$(904,917)
CDX.NA.HY.S41	5.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	NR	4,000,000	USD	2,231	0	2,231
CMBX.NA.BBB-.8	3.00%	M	10/17/2057	JPMorgan Chase Bank N.A.	BBB	2,160,000	USD	(323,964)	(114,150)	(209,814)
CMBX.NA.BBB-.8	3.00%	M	10/17/2057	Goldman Sachs International	BBB	59,000	USD	(8,849)	(1,489)	(7,360)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	19,162,000	USD	(4,587,063)	(712,648)	(3,874,415)
iTraxx Europe Xover Series 40	5.00%	3M	12/20/2028	JPMorgan Chase Bank N.A.	NR	13,500,000	EUR	1,207,390	0	1,207,390

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)								$3,146,534	$2,212,756	$933,778

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Peru	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	5,800,000	USD	$(129,506)	$(50,107)	$(79,399)
Republic of Chile	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	11,100,000	USD	(423,843)	(167,839)	(256,004)
Republic of Peru	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	2,600,000	USD	(59,979)	(24,386)	(35,593)
Republic of Saudi Arabia	1.00%	3M	12/20/2028	Intercontinental Exchange, Inc.	7,900,000	USD	(392,883)	(219,314)	(173,569)
Republic of Chile	1.00%	3M	12/20/2028	Citigroup Global Markets Limited	1,300,000	USD	(29,982)	0	(29,982)
Republic of Saudi Arabia	1.00%	3M	12/20/2028	Goldman Sachs International	2,200,000	USD	(48,336)	0	(48,336)
Republic of Saudi Arabia	1.00%	3M	12/20/2028	Morgan Stanley & Co. LLC	3,800,000	USD	(83,489)	0	(83,489)
Republic of Saudi Arabia	1.00%	3M	12/20/2028	Morgan Stanley & Co. LLC	4,000,000	USD	(87,883)	0	(87,883)
Republic of Panama	1.00%	3M	12/20/2028	Barclays Bank PLC	2,200,000	USD	60,249	0	60,249
Republic of Panama	1.00%	3M	12/20/2028	Citigroup Global Markets Limited	1,500,000	USD	41,079	0	41,079
Republic of Panama	1.00%	3M	12/20/2028	Goldman Sachs International	1,400,000	USD	38,340	0	38,340

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Peru	1.00%	3M	12/20/2028	Morgan Stanley & Co. LLC	2,900,000	USD	$(39,699)	$0	$(39,699)
Republic of Peru	1.00%	3M	12/20/2028	Bank of America N.A.	1,500,000	USD	(20,534)	0	(20,534)
Republic of Peru	1.00%	3M	12/20/2028	Citigroup Global Markets Limited	900,000	USD	(12,321)	0	(12,321)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$(1,188,787)	$(461,646)	$(727,141)

Variance/Volatility Swaps (Buy Contracts) — Outstanding at December 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CorrSwap 2024-10-03 0.88 Put OTC	0.00	T	10/03/24	Citibank N.A.	13,050,000	EUR	$136,100	$0	$136,100
Volatility Swap - CorrSwap (88% - 2024-03-07)	0.00	T	3/07/24	JPMorgan Chase Bank N.A.	21,100	USD	(43,959)	0	(43,959)
EURO STOXX 50 Index	13.20	T	1/19/24	Bank of America N.A.	1,648	EUR	(137,605)	0	(137,605)
FTSE 100 Index	10.30	T	1/19/24	Bank of America N.A.	1,689	GBP	(53,622)	0	(53,622)
FTSE 100 Index	10.45	T	1/19/24	Bank of America N.A.	1,665	GBP	(79,196)	0	(79,196)

Total Variance/Volatility Swaps (Buy Contracts)							$(178,282)	$0	$(178,282)

Variance/Volatility Swaps (Sell Contracts) — Outstanding at December 31, 2023

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.47	T	12/20/2024	Goldman Sachs & Co., LLC	(1,012,500)	USD	$560,530	$0	$560,530

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	26.65	T	12/20/2024	Morgan Stanley Capital Services LLC	(700,000)	USD	$274,899	$0	$274,899
XAU/USD	21.00	T	4/18/2024	JPMorgan Chase Bank N.A.	(2,143)	USD	469,629	0	469,629
J.P. Morgan US Short Vol Of Vol (JPOSSVV1) Index	27.24	T	12/20/2024	Goldman Sachs & Co., LLC	(500,000)	USD	249,545	0	249,545
EURO STOXX 50 Index	19.80	T	3/15/2024	Goldman Sachs & Co., LLC	(4,394)	EUR	969,548	0	969,548
S&P 500 Index	21.85	T	3/15/2024	Morgan Stanley Capital Services LLC	(3,433)	USD	1,045,229	0	1,045,229
S&P 500 Index	22.60	T	12/20/2024	JPMorgan Chase Bank N.A.	(3,850)	USD	534,256	0	534,256
S&P 500 Index	20.75	T	3/15/2024	JPMorgan Chase Bank N.A.	(2,096)	USD	530,824	0	530,824
S&P 500 Index	20.90	T	3/15/2024	JPMorgan Chase Bank N.A.	(2,081)	USD	539,449	0	539,449
S&P 500 Index	21.70	T	3/15/2024	JPMorgan Chase Bank N.A.	(1,002)	USD	292,173	0	292,173
Correlation Swap	0.00	T	3/7/2024	Morgan Stanley Capital Services LLC	(128,250)	USD	(426,019)	0	(426,019)
S&P 500 Index	20.50	T	6/21/2024	JPMorgan Chase Bank N.A.	(1,061)	USD	175,250	0	175,250
S&P 500 Index	21.05	T	6/21/2024	JPMorgan Chase Bank N.A.	(2,067)	USD	385,823	0	385,823
S&P 500 Index	21.60	T	6/21/2024	Citibank N.A.	(2,084)	USD	427,819	0	427,819
S&P 500 Index	22.45	T	6/21/2024	JPMorgan Chase Bank N.A.	(1,938)	USD	474,223	0	474,223
S&P 500 Index	22.60	T	6/21/2024	Citibank N.A.	(2,765)	USD	672,645	0	672,645
S&P 500 Index	23.90	T	6/21/2024	JPMorgan Chase Bank N.A.	(1,820)	USD	548,837	0	548,837
S&P 500 Index	19.70	T	9/20/2024	Bank of America N.A.	(3,272)	USD	136,198	0	136,198
S&P 500 Index	19.60	T	9/20/2024	Goldman Sachs & Co., LLC	(3,329)	USD	113,474	0	113,474

Total Variance/Volatility Swaps (Sell Contracts)							$7,974,332	$0	$7,974,332

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

OTC Total Return Swaps Outstanding at December 31, 2023

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Adevinta ASA	01/22/24	M	5.50%	JPMorgan Chase Bank, N.A.	55,076,233 NOK	$18,320
Admiral Acquisition Ltd.	01/22/24	M	3.50%	Morgan Stanley Capital Services LLC	1,146,800 USD	(12,602)
Admiral Acquisition Ltd.	01/22/24	M	3.50%	Morgan Stanley Capital Services LLC	30,795 USD	0
Albertsons Cos., Inc.	01/22/24	M	2.50%	Goldman Sachs International	5,533,139 USD	50,985
Albertsons Cos., Inc.	01/22/24	M	2.50%	Goldman Sachs International	5,212,825 USD	48,034
Amedisys, Inc.	01/22/24	M	2.50%	Goldman Sachs International	4,736,013 USD	(23,794)
Amedisys, Inc.	01/22/24	M	2.50%	Goldman Sachs International	3,764,849 USD	(18,915)
American Equity Investment Life Holding Co.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	2,904,371 USD	2,083
Capri Holdings Ltd.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	6,073,835 USD	37,711
CB Equity Index Swap - CIEQSSU2	01/22/24	M	1.00%	Citibank N.A.	8,783,577 USD	(52,153)
Cerevel Therapeutics Holdings, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	5,258,393 USD	128,315
Chengdu Zhimingda Electronics Co. Ltd.	01/22/24	M	1.00%	Morgan Stanley Capital Services LLC	0 USD	0
China Government Bond	01/22/24	M	1.00%	Morgan Stanley Capital Services LLC	14,600,984 CNY	18,274
Chinook Therapeutics, Inc. (a)	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	0 USD	82,584
Chr Hansen Holding AS	01/22/24	M	4.00%	Goldman Sachs International	4,138,779 DKK	26,576
Chr Hansen Holding AS	01/22/24	M	4.00%	Goldman Sachs International	5,665,520 DKK	36,380
Dechra Pharmaceuticals PLC	01/22/24	M	5.50%	JPMorgan Chase Bank, N.A.	5,806,223 GBP	30,821
EngageSmart, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	3,571,065 USD	3,122
Equity Index Swap - BAEISMIL	01/22/24	M	1.00%	Bank of America N.A.	8,712,852 USD	23,131
GCI Liberty, Inc. (a)	01/22/24	M	2.50%	Goldman Sachs International	53,762 USD	(46,340)
GS Equity Index Swap - GSCBBXC3	01/22/24	M	1.00%	Goldman Sachs International	44,207,420 USD	146,732
GS Equity Index Swap - GSVICVS1	01/22/24	M	1.00%	Goldman Sachs International	8,328,811 USD	(4,821)
ImmunoGen, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	5,907,538 USD	(9,945)
iRobot Corp.	01/22/24	M	5.00%		76,446 USD	258
J M Smucker Co.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	13,108 USD	288
J.P. Morgan Equity Index Swap - JPOSSVV1	01/22/24	M	0.00%	JPMorgan Chase Bank, N.A.	6,709,164 USD	6,121
Karuna Therapeutics, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	7,988,306 USD	(6,557)
Lakeland BanCorp, Inc.	01/22/24	M	2.50%	Goldman Sachs International	494,293 USD	(5,617)
Lakeland BanCorp, Inc.	01/22/24	M	2.50%	Goldman Sachs International	676,566 USD	(7,688)
MBC Group	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	0 USD	54,014
Mirati Therapeutics, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	5,589,358 USD	(21,796)
MS Alpha Swap	01/22/24	M	1.00%	Morgan Stanley Capital Services LLC	220,239,620 USD	108,718
MS Alpha Swap	01/22/24	M	1.00%	Morgan Stanley Capital Services LLC	148,086,996 USD	949,920
Olink Holding AB	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	6,516,382 USD	(200,890)
Origin Energy Ltd.	01/22/24	M	5.00%	Goldman Sachs International	2,810,496 AUD	23,466
Origin Energy Ltd.	01/22/24	M	5.00%	Goldman Sachs International	3,847,235 AUD	32,122
Permian Resources Corp.	01/22/24	M	4.00%	JPMorgan Chase Bank, N.A.	6,843 USD	66
PGT Innovations, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	552,465 USD	(2,567)
Pioneer Natural Resources Co.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	10,148,965 USD	(171,264)
PNM Resources, Inc.	01/22/24	M	2.50%	Goldman Sachs International	3,922,354 USD	(98,358)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PNM Resources, Inc.	01/22/24	M	2.50%	Goldman Sachs International	6,289,259 USD	$(157,711)
RB Global, Inc.	01/22/24	M	1.00%	JPMorgan Chase Bank, N.A.	0 USD	41
Repsol SA	01/22/24	M	5.00%	Morgan Stanley Capital Services LLC	209,421 EUR	(2,886)
Rover Group, Inc.	01/22/24	M	2.50%	Goldman Sachs International	340,512 USD	(2,177)
Sovos Brands, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	8,214 USD	(19)
SP Plus Corp.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	6,166,981 USD	(12,010)
SPDR S&P Biotech ETF	01/22/24	M	4.50%	Morgan Stanley Capital Services LLC	50,081,458 USD	2,732,684
Splunk, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	10,358,680 USD	37,531
Taiwan Semiconductor Manufacturing Co., Ltd.	01/22/24	M	4.50%	Morgan Stanley Capital Services LLC	332,033 USD	15,762
Textainer Group Holdings Ltd.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	4,922 USD	(2)
U.S. Steel Corp.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	4,726,567 USD	48,090
U.S. Treasury Bonds	01/22/24	M	1.00%	Barclays Bank PLC	25,737,423 USD	937,552
U.S. Treasury Bonds	01/22/24	M	1.00%	Barclays Bank PLC	35,087,918 USD	1,085,092
U.S. Treasury Notes	01/22/24	M	1.00%	Barclays Bank PLC	31,583,757 USD	711,235
U.S. Treasury Notes	01/22/24	M	1.00%	Barclays Bank PLC	33,533,693 USD	365,586
U.S. Treasury Notes	01/22/24	M	1.00%	Barclays Bank PLC	5,773,481 USD	47,439
U.S. Treasury Notes	01/22/24	M	1.00%	Barclays Bank PLC	39,228,941 USD	702,770
U.S. Treasury Notes	01/22/24	M	1.00%	Barclays Bank PLC	44,865,809 USD	661,848
Westrock Co.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	11,379,403 USD	(105,893)
Wyndham Hotels & Resorts, Inc.	01/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	4,878,537 USD	44,164

Total Buys						$8,253,830

Sells
Alphatec Holdings, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(910,351) USD	3,298
ARM Holdings PLC	01/22/24	M	2.18%	Morgan Stanley Capital Services LLC	(6,655,774) USD	(110,658)
Beacon Roofing Supply, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(1,964,763) USD	7,423
Birkenstock Holding PLC	01/22/24	M	7.53%	Morgan Stanley Capital Services LLC	(1,480,328) USD	17,698
Brookfield Asset Management Ltd.	01/22/24	M	3.00%	JPMorgan Chase Bank, N.A.	(228,738) USD	(4,529)
Cava Group, Inc.	01/22/24	M	2.18%	Morgan Stanley Capital Services LLC	(660,575) USD	15,746
Chesapeake Utilities Corp.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(1,592,393) USD	7,415
Choice Hotels International, Inc.	01/22/24	M	3.27%	JPMorgan Chase Bank, N.A.	(2,053,810) USD	(7,117)
Clearwater Analytics Holdings, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(2,624,566) USD	(34,516)
Core & Main, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(2,011,063) USD	(20,106)
Corebridge Financial, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(2,602,193) USD	3,599
Corp Inmobiliaria Vesta	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(471,085) USD	(4,078)
Dutch Bros, Inc.	01/22/24	M	7.80%	Morgan Stanley Capital Services LLC	(357,150) USD	(22,922)
Exxon Mobil Corp.	01/22/24	M	3.00%	JPMorgan Chase Bank, N.A.	(10,097,008) USD	173,693
Fluence Energy, Inc.	01/22/24	M	5.80%	Morgan Stanley Capital Services LLC	(1,050,181) USD	44,689
iShares iBoxx $ High Yield Corporate Bond ETF	01/22/24	M	1.00%	Barclays Bank PLC	(29,160,621) USD	63,916
iShares iBoxx $ Investment Grade Corporate Bond ETF	01/22/24	M	1.00%	Barclays Bank PLC	(169,504,701) USD	(568,653)
Kenvue, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(965,585) USD	(3,609)
Klaviyo, Inc.	01/22/24	M	3.38%	Morgan Stanley Capital Services LLC	(843,940) USD	10,124
Kodiak Gas Services, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(790,831) USD	(14,437)
Las Vegas Sands Corp.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(2,939,045) USD	(15,031)
Leonardo DRS, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(831,379) USD	(10,722)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Masonite International Corp.	01/22/24	M	3.00%	JPMorgan Chase Bank, N.A.	(89,979) USD	$(438)
NEXTracker, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(1,150,861) USD	26,039
Novozymes AS	01/22/24	M	5.00%	Goldman Sachs International	(4,071,321) DKK	(32,178)
Novozymes AS	01/22/24	M	5.00%	Goldman Sachs International	(5,683,374) DKK	(44,920)
Nutanix, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(1,423,343) USD	(7,738)
Permian Resources Corp.	01/22/24	M	4.00%	JPMorgan Chase Bank, N.A.	(7,541,566) USD	(7,155)
PG&E Corp.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(3,141,997) USD	(102,574)
Procore Technologies, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(2,093,116) USD	15,962
Provident Financial Services, Inc.	01/22/24	M	4.00%	Goldman Sachs International	(492,151) USD	4,061
Provident Financial Services, Inc.	01/22/24	M	4.00%	Goldman Sachs International	(673,424) USD	5,556
SharkNinja, Inc.	01/22/24	M	7.80%	Morgan Stanley Capital Services LLC	(1,020,959) USD	(13,341)
SilverBow Resources, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(858,257) USD	(13,794)
Skyward Specialty Insurance Group, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(1,018,926) USD	2,018
Smurfit Kappa Group PLC	01/22/24	M	3.50%	JPMorgan Chase Bank, N.A.	(10,608,670) GBP	259,961
Snowflake, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(2,991,248) USD	5,453
SPDR S&P 500 ETF Trust	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(4,296,843) USD	(23,725)
Spirit AeroSystems Holdings, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(2,874,892) USD	13,707
Super Micro Computer, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(4,834,941) USD	316,628
Vivid Seats, Inc.	01/22/24	M	4.00%	Morgan Stanley Capital Services LLC	(284,698) USD	450

Total Sells						$(64,805)

Total OTC Total Return Swaps Outstanding						$8,189,025

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2023

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.12%	M/M	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	$125,813	$—	$125,813
Pays	USD SOFR	3.32%	M/M	09/22/2037	Bank of New York Mellon, LLC	2,800,000 USD	66,327	—	66,327
Pays	USD SOFR	2.22%	M/M	03/25/2037	Bank of New York Mellon, LLC	800,000 USD	121,759	—	121,759
Pays	USD SOFR	4.21%	M/M	04/18/2026	Citi Bank N.A.	500,000 USD	1,333	—	1,333

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CNY-CNREPOFIX	2.56%	M/M	12/21/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	(3,316,108) CNY	$49,551	$—	$49,551
Pays	USD SOFR	3.19%	M/M	12/01/2037	Bank of New York Mellon, LLC	3,000,000 USD	124,773	—	124,773
Receives	CNY-CNREPOFIX	2.90%	M/M	03/13/2028	Morgan Stanley & Co. LLC	(1,217,652) CNY	33,755	—	33,755
Receives	CNY-CNREPOFIX	2.91%	M/M	03/15/2028	Morgan Stanley & Co. LLC	(961,368) CNY	26,516	—	26,516
Receives	CNY-CNREPOFIX	2.88%	M/M	03/15/2028	Morgan Stanley & Co. LLC	(4,567,387) CNY	121,622	—	121,622
Receives	CNY-CNREPOFIX	2.88%	M/M	03/15/2028	Nomura International PLC	(2,799,366) CNY	74,272	—	74,272
Pays	GBP SONIA	3.46%	M/M	02/08/2030	Citi Bank N.A.	1,206,750 GBP	5,382	—	5,382
Pays	EUR-EURIBOR	2.94%	M/M	02/14/2029	Citi Bank N.A.	1,068,050 EUR	(37,757)	—	(37,757)
Pays	USD SOFR	3.87%	M/M	02/23/2029	RBC Bank	4,000,000 USD	(15,011)	—	(15,011)
Pays	EUR-EURIBOR	2.96%	M/M	09/29/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	762,233 EUR	(14,815)	—	(14,815)
Receives	USD SOFR	3.48%	M/M	04/20/2028	Barclays Bank PLC	(759,000) USD	(13,453)	—	(13,453)
Pays	JPY TONA	0.19%	M/M	04/20/2026	BNP Paribas	3,281,745 JPY	(1,620)	—	(1,620)
Pays	JPY TONA	0.34%	M/M	04/20/2028	BNP Paribas	6,041,395 JPY	2,255	—	2,255
Pays	USD SOFR	1.66%	M/M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	437,094	(2,766)	439,860
Pays	USD SOFR	2.72%	M/M	09/08/2028	Morgan Stanley & Co. LLC	1,000,000 USD	43,147	(191)	43,338
Pays	USD SOFR	2.39%	M/M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	270,767	(930)	271,697
Pays	USD SOFR	1.81%	M/M	02/01/2024	Morgan Stanley & Co. LLC	2,500,000 USD	13,193	(107)	13,300
Pays	USD SOFR	2.67%	M/M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	112,032	(306)	112,338

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	2.43%	M/M	10/11/2026	Morgan Stanley & Co. LLC	3,000,000 USD	$151,822	$(796)	$152,618
Pays	USD SOFR	1.58%	M/M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	464,194	(2,624)	466,818
Pays	USD SOFR	1.88%	M/M	01/24/2027	Morgan Stanley & Co. LLC	1,500,000 USD	96,044	(243)	96,287
Pays	USD SOFR	2.22%	M/M	09/29/2024	Morgan Stanley & Co. LLC	2,000,000 USD	62,247	(221)	62,468
Pays	USD SOFR	1.32%	M/M	02/28/2027	Morgan Stanley & Co. LLC	5,000,000 USD	399,512	(1,378)	400,890
Pays	USD SOFR	1.46%	M/M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	69,685	(611)	70,296
Pays	USD SOFR	2.42%	M/M	09/22/2024	Morgan Stanley & Co. LLC	2,000,000 USD	30,422	(262)	30,684
Pays	USD SOFR	1.61%	M/M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	475,714	(2,068)	477,782
Pays	USD SOFR	2.05%	M/M	11/30/2024	Morgan Stanley & Co. LLC	5,000,000 USD	151,325	(1,033)	152,358
Pays	USD SOFR	1.62%	M/M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	475,130	(1,880)	477,010
Pays	USD SOFR	0.80%	M/M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	6,171	(21)	6,192
Pays	USD SOFR	0.95%	M/M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	89,615	(268)	89,883
Pays	USD SOFR	2.42%	M/M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	56,215	(394)	56,609
Pays	USD SOFR	2.35%	M/M	11/08/2024	Morgan Stanley & Co. LLC	4,000,000 USD	112,852	(1,025)	113,877
Pays	USD SOFR	0.71%	M/M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	1,569,448	(5,364)	1,574,812

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	2.72%	M/M	08/08/2028	Morgan Stanley & Co. LLC	3,000,000 USD	$134,342	$(632)	$134,974
Pays	USD SOFR	2.45%	M/M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	112,293	(751)	113,044
Pays	USD SOFR	2.58%	M/M	08/05/2025	Morgan Stanley & Co. LLC	7,000,000 USD	202,641	(1,844)	204,485
Pays	USD SOFR	2.83%	M/M	07/29/2029	Morgan Stanley & Co. LLC	3,000,000 USD	138,502	(725)	139,227
Pays	USD SOFR	2.37%	M/M	11/01/2024	Morgan Stanley & Co. LLC	2,000,000 USD	56,707	(394)	57,101
Receives	USD SOFR	0.98%	M/M	03/25/2030	Morgan Stanley & Co. LLC	(3,000,000) USD	(284,736)	—	(284,736)
Pays	USD SOFR	3.21%	M/M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	49,733	—	49,733
Pays	USD SOFR	2.30%	M/M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	22,649	—	22,649
Pays	USD SOFR	2.40%	M/M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	113,419	—	113,419
Pays	USD SOFR	1.56%	M/M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	99,985	—	99,985
Pays	USD SOFR	2.27%	M/M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	71,565	—	71,565
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	71,031	—	71,031
Pays	USD SOFR	1.62%	M/M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	110,004	—	110,004
Pays	USD SOFR	1.90%	M/M	08/27/2029	Morgan Stanley & Co. LLC	1,650,000 USD	134,557	—	134,557
Pays	USD SOFR	3.17%	M/M	05/04/2032	Merrill Lynch, Pierce,Fenner & Smith, Inc.	6,500,000 USD	241,525	—	241,525

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	0.66%	M/M	03/11/2035	Morgan Stanley & Co. LLC	1,500,000 USD	$393,149	$—	$393,149
Pays	EUR-EURIBOR	3.16%	M/M	05/12/2026	Merrill Lynch, Pierce,Fenner & Smith, Inc.	349,244 EUR	(8,761)	—	(8,761)
Pays	EUR-EURIBOR	2.97%	M/M	05/12/2029	Merrill Lynch, Pierce,Fenner & Smith, Inc.	153,755 EUR	(6,026)	—	(6,026)
Receives	USD SOFR	3.25%	M/M	05/17/2028	BNP Paribas	(250,000) USD	(6,793)	—	(6,793)
Pays	JPY TONA	0.15%	M/M	05/18/2026	BNP Paribas	7,349,969 JPY	7,542	—	7,542
Pays	JPY TONA	0.27%	M/M	05/17/2028	LCH Limited	2,021,241 JPY	8,612	—	8,612
Receives	CNY-CNREPOFIX	2.59%	M/M	06/21/2028	Merrill Lynch, Pierce,Fenner & Smith, Inc.	(10,716,812) CNY	165,000	—	165,000
Pays	USD SOFR	3.49%	M/M	06/30/2038	Bank of New York Mellon, LLC	8,000,000 USD	141,535	—	141,535
Receives	USD SOFR	4.37%	M/M	07/27/2026	BNP Paribas	(1,280,000) USD	8,962	—	8,962
Receives	USD SOFR	3.93%	M/M	07/27/2028	BNP Paribas	(920,000) USD	7,527	—	7,527
Pays	JPY TONA	0.15%	M/M	07/27/2026	BNP Paribas	1,220,767 JPY	2,629	—	2,629
Pays	JPY TONA	0.28%	M/M	07/27/2028	BNP Paribas	3,406,792 JPY	17,892	—	17,892
Pays	JPY TONA	0.69%	M/M	09/29/2027	BNP Paribas	12,539,059 JPY	(44,668)	—	(44,668)
Receives	USD SOFR	3.96%	M/M	09/29/2027	Morgan Stanley & Co. LLC	(3,200,000) USD	48,199	(308)	48,507
Pays	JPY TONA	0.71%	M/M	09/29/2027	BNP Paribas	12,519,709 JPY	(49,042)	—	(49,042)
Receives	USD SOFR	5.07%	M/M	09/29/2025	Merrill Lynch, Pierce,Fenner & Smith, Inc.	(4,620,000) USD	59,165	—	59,165
Pays	USD SOFR	4.62%	M/M	04/20/2029	RBC Bank	6,300,000 USD	(320,782)	—	(320,782)
Pays	USD SOFR	4.22%	M/M	11/07/2033	Bank of New York Mellon, LLC	1,500,000 USD	(80,509)	—	(80,509)
Receives	USD SOFR	4.30%	M/M	11/08/2028	JPMorgan Chase Bank, N.A.	(320,000) USD	9,962	—	9,962
Receives	USD SOFR	4.49%	M/M	11/09/2026	LCH Limited	(150,000) USD	2,512	—	2,512
Receives	USD SOFR	3.92%	M/M	11/10/2027	JPMorgan Chase Bank, N.A.	(2,700,000) USD	38,533	—	38,533
Receives	USD SOFR	3.85%	M/M	12/12/2028	Citi Bank N.A.	(900,000) USD	11,469	—	11,469
Receives	USD SOFR	3.43%	M/M	12/13/2027	Mizuho Financial Group, Inc	(3,300,000) USD	18,065	—	18,065
Receives	USD SOFR	4.25%	M/M	03/20/2026	BNP Paribas	(39,500,000) USD	307,562	—	307,562

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CNY-CNREPOFIX	2.34%	M/M	03/20/2029	Merrill Lynch, Pierce,Fenner & Smith, Inc.	(18,443,764) CNY	$52,552	$—	$52,552
Receives	CZK PRIBOR	3.66%	M/M	03/17/2027	Merrill Lynch, Pierce,Fenner & Smith, Inc.	(3,103,111) CZK	9,155	—	9,155
Pays	PLN WIBOR	4.24%	M/M	03/17/2027	Merrill Lynch, Pierce,Fenner & Smith, Inc.	2,065,905 PLN	12,150	—	12,150
Receives	EUR-EURIBOR	2.64%	M/M	03/18/2026	Deutsche Bank AG	(35,951,850) EUR	122,779	—	122,779
Receives	EUR-EURIBOR	2.64%	M/M	03/18/2026	Deutsche Bank AG	(35,951,850) EUR	122,426	—	122,426
Receives	EUR-EURIBOR	2.65%	M/M	03/18/2026	Deutsche Bank AG	(35,951,850) EUR	124,759	—	124,759
Receives	EUR-EURIBOR	2.65%	M/M	03/18/2026	Deutsche Bank AG	(35,951,850) EUR	124,335	—	124,335
Receives	EUR-EURIBOR	2.64%	M/M	03/18/2026	Deutsche Bank AG	(32,683,500) EUR	110,332	—	110,332
Receives	CZK PRIBOR	3.58%	M/M	03/17/2027	Merrill Lynch, Pierce,Fenner & Smith, Inc.	(1,566,153) CZK	3,514	—	3,514
Pays	PLN WIBOR	4.09%	M/M	03/17/2027	Barclays Bank PLC	1,014,713 PLN	10,143	—	10,143

Total Centrally Cleared Interest Rate Swaps Outstanding							$8,455,427	$(27,142)	$8,482,569

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Security is valued using significant unobservable inputs.

Abbreviation Legend:
3M	Quarterly
ADR	American Depository Receipt
ASX	Australian Securities Exchange
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

December 31, 2023 (Unaudited)

M	Monthly
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OMX	Stockholm 30 Index
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
PRIBOR	Prague Interbank Offer Rate
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
SFE	ASX Trade24
SGX	Singapore Exchange
SICAV	Société d’investissement à Capital Variable
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
TBA	To Be Announced
TONA	Tokyo Overnight Average
WIBOR	Poland Warsaw Interbank Offer Rate
Currency Legend:
AUD	Australia Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	South Korean Won
MXN	Mexico Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwanese Dollar
USD	United States Dollar
XAU	Gold Spot
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2023 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended December 31, 2023, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2023, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated to the Custodian and the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. Effective August 4, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board also designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the Investment Adviser as the valuation designee, in good faith, and such determinations will be subject to oversight by the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2023, the total fair value of Level 3 investments was $77,662,664. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2023, no Fair Value Factor was applied.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At December 31, 2023, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2023, the Fund had an outstanding commitment of $782,441, related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage, (e.g. 2020 Vintage, 2022 Vintage and 2023 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements as of December 31, 2023, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2023, the face value of open reverse repurchase agreements for the Fund was $12,542,675.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements (“SLA”) and related collateral governed by an SLA (See Securities Lending below).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of December 31, 2023, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Interbank Offered Rates Transition

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. Most such reforms and phase outs, including all tenors of U.S. dollar LIBOR, became effective on or prior to June 30, 2023, though some rates may persist on a synthetic basis through September 2024. The Fund has taken steps to prepare for and mitigate the impact of changing base rates and continues to manage transition efforts and evaluate the impact of prospective changes on existing transactions and contractual arrangements.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

(“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$735,991,701	$3,924,536	$1,536,445	$741,452,682
Preferred Stock	—	—	5,877,332	5,877,332
Asset-Backed Securities	—	215,468,020	—	215,468,020
Bank Debt	—	82,192,000	68,579,266	150,771,266
Corporate Bonds & Notes	—	422,617,036	113,360	422,730,396
Sovereign Debt	—	181,181,953	—	181,181,953
Mortgage-Backed Securities	—	772,858,507	—	772,858,507
U.S. Treasury Notes	—	135,391,040	—	135,391,040
Exchange-Traded Funds	13,503,020	—	—	13,503,020
Undertakings For Collective Investment in Transferable Securities	154,726,667	—	—	154,726,667
Warrants	2,330	14,454	1,529,967	1,546,751
Rights	—	—	1,294	1,294
Commodities	—	239,043,147	—	239,043,147
Repurchase Agreements	—	70,754,600	—	70,754,600
Purchased Options	10,551,353	10,490,651	—	21,042,004
Subtotal	914,775,071	2,133,935,944	77,637,664	3,126,348,679
Investments Valued at NAV				399,302,772
Total Investments in Securities	$914,775,071	$2,133,935,944	$77,637,664	$3,525,651,451
Other Financial Instruments:
Futures Contracts	104,102,036	—	—	104,102,036
Forward Foreign Currency Exchange Contracts	—	1,331,964	—	1,331,964
Centrally Cleared Credit Default Swaps	—	31,904,925	—	31,904,925
OTC Credit Default Swaps	—	139,668	—	139,668
OTC Total Return Swaps	—	10,132,687	82,584	10,215,271
Variance Swaps	—	8,536,451	—	8,536,451
Centrally Cleared Interest Rate Swaps	—	9,339,400	—	9,339,400
Total Investment in Securities and Other Financial Instruments	$1,018,877,107	$2,195,321,039	$77,720,248	$3,691,221,166

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(522,687,669)	$—	$(11,144)	$(522,698,813)
Corporate Bonds & Notes	—	(31,695,906)	—	(31,695,906)
Exchange-Traded Fund	(734,103)	—	—	(734,103)
Mortgage-Backed Securities	—	(150,732,450)	—	(150,732,450)
Sovereign Debt	—	(36,237,049)	—	(36,237,049)
U.S. Treasury Notes	—	(3,165,777)	—	(3,165,777)
Warrants^	—	—	(0)	(0)
Rights	—	—	(100)	(100)
Total Securities Sold Short	(523,421,772)	(221,831,182)	(11,244)	(745,264,198)
Other Financial Instruments:
Options Written	$(5,839,790)	$(373,361)	$—	$(6,213,151)
Reverse Repurchase Agreements	—	(12,603,944)	—	(12,603,944)
Futures Contracts	(110,288,738)	—	—	(110,288,738)
Forward Foreign Currency Exchange Contracts	—	(3,897,043)	—	(3,897,043)
Centrally Cleared Credit Default Swaps	—	(9,616,021)	—	(9,616,021)
OTC Credit Default Swaps	—	(1,328,455)	—	(1,328,455)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
OTC Total Return Swaps	$—	$(1,979,906)	$(46,340)	$(2,026,246)
Variance Swaps	—	(740,401)	—	(740,401)
Centrally Cleared Interest Rate Swaps	—	(883,973)	—	(883,973)
Total Securities Sold Short and Other Financial Instruments	$(639,550,300)	$(253,254,286)	$(57,584)	$(892,862,170)

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven (1)	17,915,415	2,425,972	N/A	28,056,320	Semi-Annual	—	30,482,292

Macro Strategies (2)	N/A	N/A	N/A	122,763,020	Monthly with 90 day’s notice	—	122,763,020

Macro Strategies (2)	N/A	N/A	N/A	131,479,679	Daily with 6 day’s notice	—	131,479,679

Macro-Strategies (2)	N/A	N/A	N/A	24,442,536	Quarterly	—	24,442,536

Macro-Strategies (2)	N/A	N/A	N/A	58,954,180	Monthly	—	58,954,180

Equity Hedge (3)	N/A	N/A	N/A	31,181,065	Monthly	—	31,181,065

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(3)

The Equity Hedge strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Rights	Common Stocks Sold Short	Rights Sold Short	OTC Total Return Swap	Total
Balance as of March 31, 2023	$1,414,687	$9,088,567	$60,165,104	$125,350	$246,796	$—	$(11,144)	$—	$—	$71,029,360
Transfers In	—	—	11,263,382	—	—	1,294	—	—	(53,762)	11,210,914
Transfers Out	—	—	(6,095,372)	—	—	—	—	—	—	(6,095,372)
Purchases	778,724	—	27,753,993	—	—	—	6,245	—	—	28,538,962
Sales	—	—	(23,768,154)	(2,613)	—	—	(2,192)	(100)	(62,922)	(23,835,981)
Amortization	—	—	375,935	—	—	—	—	—	—	375,935
Net realized gain (loss)	—	—	(5,251,124)	—	—	—	(285)	—	—	(5,251,409)
Net change in unrealized appreciation (depreciation)	(656,966)	(3,211,235)	4,135,502	(9,377)	1,283,171	—	(3,768)	—	152,928	1,690,255

Balance as of December 31, 2023	$1,536,445	$5,877,332	$68,579,266	$113,360	$1,529,967	$1,294	$(11,144)	$(100)	$36,244	$77,662,664

Net change in unrealized appreciation (depreciation) related to investments still held as of December 31, 2023	$(656,966)	$(3,211,235)	$1,784,493	$(9,377)	$1,283,171	$—	$(3,768)	$—	$152,928	$(660,754)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of December 31, 2023.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at December 31, 2023	Range of Inputs (Weighted Average)
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$38,828,884	N/A
	Comparable Company Multiples	EBITDA Multiples	18,024,464	9.5x (a)
		EBITDA Multiples	8,541,153	10.0x (a)
	Distribution Analysis	Expected Distribution Proceeds	3,184,765	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	1,536,445	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	113,360	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	5,562,760	N/A
	Comparable Company Multiples	EBITDA Multiples	314,572	9.5x (a)
Rights	Broker-dealer Quotations	Indicative Bid	1,294	N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	1,529,967	N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	82,584	N/A

Total Investments in Securities and Other Financial Instruments			$77,720,248

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2023 (Unaudited)

Liabilities	Valuation Technique	Unobservable Inputs	Fair Value at December 31, 2023	Range of Inputs (Weighted Average)
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	(11,144)	N/A
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	(100)	N/A
Warrants Sold Short	Broker-dealer Quotations	Indicative Bid	0^	N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	(46,340)	N/A

Total Securities Sold Short and Other Financial Instruments			$(57,584)

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.